As filed with the Securities and Exchange
                  Commission on April 26, 2001 Registration No.
                                    33-82610

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         PRE-EFFECTIVE AMENDMENT NO. ( )
                       POST-EFFECTIVE AMENDMENT NO. 8 (X)
                                       --

                                     and/or

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940

                              Amendment No. 22 (X)
                                       --
                        (Check appropriate box or boxes)

                              MAXIM SERIES ACCOUNT
                           (Exact name of Registrant)
                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                               (Name of Depositor)
                             8515 East Orchard Road
                        Greenwood Village, Colorado 80111
        (Address of Depositor's Principal Executive Officers) (Zip Code)

                      Depositor's Telephone Number, including Area Code:
                                 (800) 537-2033

                               William T. McCallum
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                             8515 East Orchard Road
                        Greenwood Village, Colorado 80111
                           (Name and Address of Agent for Service)

                                    Copy to:
                                    James F. Jorden, Esq.
                                 Jorden Burt LLP
                      1025 Thomas Jefferson Street, N.W., Suite 400 East
                           Washington, D.C. 20007-0805

It is proposed that this filing will become effective (check appropriate space):

               Immediately upon filing pursuant to paragraph (b) of Rule 485 X On April 30, 2001, pursuant to paragraph (b) of Rule 485. 60 days after filing pursuant to paragraph (a)(1) of Rule 485. On , pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following:

               This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of securities being registered: flexible premium deferred variable annuity contracts


                               Maximum Value Plan

              An Individual Flexible Premium Deferred Variable Annuity Contract

                                 Distributed by
                           BenefitsCorp Equities, Inc.
                                    Issued by
                   Great-West Life & Annuity Insurance Company
Overview
This prospectus describes the Maximum Value Plan--an individual flexible premium deferred annuity contract issued by Great-West Life & Annuity Insurance Company (we, us, Great-West or GWL&A). The Maximum Value Plan provides an annuity insurance contract whose value is based on the investment performance of the Investment Divisions that you select. When you participate in the Maximum Value Plan you are issued a contract, to which we will refer throughout this prospectus as the "Contract."

Who Should Invest
The Contract is designed for investors who are seeking long-term, tax-deferred asset accumulation with a wide range of investment options. The Contract can be used to provide an Individual Retirement Annuity (IRA) or for other long-term investment purposes.

Allocating Your Money

You can allocate your money among 21 Investment Divisions of Maxim Series Account ("Series Account"). Each Investment Division invests all of its assets in one of 21 corresponding mutual funds (Eligible Funds). Each Eligible Fund is offered by one of the following fund families: Maxim Series Fund, Inc. or Fidelity Variable Insurance Products Contrafund(R). Following is a list of the Eligible Funds:

Maxim Series Fund, Inc.:

Maxim Bond Portfolio

Maxim Stock Portfolio

Maxim U.S. Government Securities Portfolio

Maxim Index 600 Portfolio

Maxim Arial Mid-Cap Value Portfolio

Maxim INVESCO Balanced Portfolio

Maxim INVESCO Small-Cap Growth Portfolio

Maxim INVESCO ADR Portfolio

Maxim T. Rowe Price Equity/Income Portfolio

Maxim Loomis-Sayles Corporate Bond Portfolio

Maxim Ariel Small-Cap Value Portfolio

Maxim Value Index Portfolio

Maxim Growth Index Portfolio

Maxim Founders Growth & Income Portfolio

Maxim T. Rowe Price MidCap Growth

Aggressive Profile I Portfolio

Moderately Aggressive Profile I Portfolio

Moderate Profile I Portfolio

Moderately Conservative Profile I Portfolio

Conservative Profile I Portfolio

Fidelity Variable Insurance Products:

Fidelity VIP II Contrafund


You can also select a fixed option, in which case your money will be allocated to a Guaranteed Sub-Account. Your interest in a fixed option is not considered a security and is not subject to review by the Securities and Exchange Commission.

Payment Options

The Contract offers a variety of annuity payment options. The annuity payment options you select may be payable on a fixed, variable or a combination basis. Under a variable annuity payment option, annuity payments will continue to reflect the investment performance of the Investment Divisions you select. Payments can be guaranteed for your lifetime, your spouse's and/or beneficiaries' lifetime or for a specified period of time, depending on your needs and circumstances.

For more information, please contact:

Great-West Life & Annuity Insurance Company
8515 East Orchard Road
Greenwood Village, Colorado 80111

800-228-8706


This Prospectus presents important information you should read before purchasing the Contract. Please read it carefully and retain it for future reference. You can find more detailed information about the Contract in the Statement of Additional Information (SAI) dated April 30, 2001, which has been filed with the Securities and Exchange Commission. The SAI is incorporated by reference into this prospectus, which means that it is legally a part of this prospectus. The table of contents may be found on the last page of this prospectus. The SAI, material incorporated by reference, and other information regarding us, may be obtained without charge by contacting Great-West at the above address or phone number, or, by visiting the Securities and Exchange Commission's web site at http:\\www.sec.gov.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

    The date of this prospectus is April 30, 2001.

This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made. No dealer, salesperson or other person is authorized to give any information or make any representations in connection with this offering other than those contained in this prospectus, and if given or made, such other information or representations must not be relied upon.
                  The Contract is not available in all states.

                                        4

Table of Contents
Definitions...................................................................3
Key Features of the Contract..................................................5
Fee Table.....................................................................6
        Eligible Fund Annual Expenses.........................................7
        Examples..............................................................8
Condensed Financial Information...............................................9
Great-West Life & Annuity Insurance Company and the Series Account............9
The Eligible Funds...........................................................10
Application and Initial Contributions........................................13
Ongoing Contributions........................................................13
Annuity Account Value........................................................13
Transfers....................................................................14
        Automatic Custom Transfers...........................................14
        Telephone/Internet Transactions......................................16
Cash Withdrawals.............................................................16
Death Benefit................................................................17
Charges and Deductions.......................................................18
Payment Options..............................................................20
        Periodic Payment Options.............................................20
Annuity Payments.............................................................21

        Annuity Commencement Date............................................21
        Annuity Payment Options..............................................21
        Annuity Payment Options..............................................22
        Variable Annuity Payment Provisions..................................22

Federal Tax Matters..........................................................23
Assignments or Pledges.......................................................26
Performance Data.............................................................26
Distribution of the Contracts................................................29
Voting Rights................................................................29
Rights Reserved by Great-West................................................29
Adding and Discontinuing Investment Options..................................30
Substitution of Investments..................................................30
Legal Matters................................................................30
Available Information........................................................30
Appendix A:  Condensed Financial Information.................................32
Appendix B:  Net Investment Factor Calculation...............................35

                                        5

                                        7
Definitions
Accumulation Period
The period between the Effective Date and the Annuity Commencement Date. During this period, you are contributing money to the Contract.

Accumulation Unit
An accounting measure used to determine your Variable Account Value during the Accumulation Period.

Administrative Offices

The administrative offices of Great-West located at 8515 East Orchard Road, Greenwood Village, Colorado 80111.


Annuitant
The person named in the application upon whose life the payment of an annuity is based and who will receive annuity payments. Unless you elect otherwise the Owner will be the Annuitant.

Annuity Commencement Date
The date payments begin under an annuity payment option.

Annuity Account
An account established by us in your name that reflects all account activity under the Contract.

Annuity Account Value

The sum of the Variable and Guaranteed Sub-Account Values less any withdrawals, amounts applied to an annuity option, periodic payments, charges deducted under the Contract and any applicable Premium Tax.


Annuity Payment Period
The period beginning on the Annuity Commencement Date during which we make annuity payments.

Annuity Unit
An accounting measure used to determine the amount of each variable annuity payment after the first annuity payment is made.

Automatic Contribution Plan
A plan that allows you to make automatic scheduled Contributions to the Contract. Contributions will be withdrawn from a designated pre-authorized account and automatically credited to your Annuity Account.

Beneficiary
The person(s) designated by you to receive any death benefit which may become payable under the Contract.

Contributions
Amounts you pay to purchase a Contract.

Contingent Owner
The person who becomes entitled to all rights and benefits under the Contract when the Owner dies, if there is no Joint Owner, as long as the Annuitant is living.

Effective Date
The date on which the initial Contribution is credited to your Annuity Account.

Eligible Fund
A mutual fund in which an Investment Division invests all of its assets.

Guaranteed Account Value
The sum of the values of the Guaranteed Sub-Accounts credited to the Owner under the Annuity Account.

Guaranteed Sub-Account
The sub-division(s) of the Annuity Account to which your fixed account allocations are credited. You receive a fixed rate of return on amounts allocated to a Guaranteed Sub-Account. Your interest in a fixed option is not considered a security and is not subject to review by the Securities and Exchange Commission.

Individual Retirement Annuity
An annuity contract used in a retirement savings program that is intended to satisfy the requirements of Section 408 of the Internal Revenue Code of 1986.

Investment Division
The Series Account is divided into Investment Divisions, one for each Eligible Fund. You select one or more Investment Divisions to which you allocate Contract value - your allocated Contract value will reflect the investment performance of the corresponding Eligible Funds.

Owner (Joint Owner) or You
The person(s) named in the application who is entitled to exercise all rights and privileges under the Contract. Joint Owners must be husband and wife on the date the Contract is issued. The Annuitant will be the Owner unless otherwise indicated in the application. If a Contract is purchased as an IRA, the Owner and the Annuitant must be the same individual and no Joint Owner may be named.

Premium Tax
The amount of tax, if any, charged by a state or other governmental authority in connection with your Contract.

Request
Any request either written, by telephone, or computerized which is in a form satisfactory to Great-West and received at our Administrative Offices.

Series Account
The segregated investment account established by Great-West to provide the funding options for the Contract. It is registered as a unit investment trust under the Investment Company Act of 1940 and consists of the individual Investment Divisions.

Surrender Charge
A charge you pay upon withdrawing all or a portion of your Annuity Account Value. This charge is assessed as a percentage of the amount withdrawn based on the number of years you have held the Contract.


Surrender Value
The Annuity Account Value less any applicable Surrender Charge on the effective date of the surrender.

Transaction Date
The date on which any Contribution or Request from you will be processed. Contributions and Requests received after the close of the New York Stock Exchange (generally 4:00 p.m. ET) will be deemed to have been received on the next business day. Requests will be processed and the Variable Account Value will be determined on each day that the New York Stock Exchange is open for trading. On the day after Thanksgiving, however, you can only submit Requests for transactions by automated voice response unit or by fully automated computer link.

Transfer
When you move your Annuity Account Value between and among the Investment Division(s) and/or the Guaranteed Sub-Account(s).

Valuation Date
A date on which we calculate the value of the Investment Divisions. This Calculation is made as of the close of business of the New York Stock Exchange (generally 4:00 p.m. ET). The day after Thanksgiving is a Valuation Date.

Variable Account Value
The total value of your Variable Sub-Accounts. This is based on the amounts you have allocated to the Investment Divisions and will reflect the investment performance of the Eligible Funds, less all applicable charges and taxes.

Variable Sub-Accounts
An account we maintain for you that reflects the value credited to you from an Investment Division.


                                       12


Key features of the Contract
Following are some of the key features of the Contract. These topics are discussed in more detail throughout the prospectus so please be sure to read through it carefully.

How to Invest
You must complete an application and pay by check or through an Automatic Contribution Plan.

The minimum initial Contribution is:
o       $5,000
o       $2,000 if an IRA
The minimum ongoing Contribution is:
o       $500
o       $50 if made via Automatic Contribution Plan

Allocation of Your Contributions
Your initial Contribution and any subsequent Contributions will be allocated to the Investment Divisions based on the instructions you provide in the application. You can change your allocation instructions at any time by Request.

Free Look Period
The Contract provides for a "free look" period which allows you to cancel your Contract generally within 10 days (30 days for replacement policies) of your receipt of the Contract. You can cancel the Contract during the free look period by delivering or mailing the Contract to our Administrative Offices. The cancellation is not effective unless we receive a notice that is postmarked before the end of the free look period. If the Contract is returned, the Contract will be void from the start and all Contributions, less surrenders, and withdrawals, will be refunded to you.

A Wide Range of Investment Choices

The Contract gives you an opportunity to select among 21 different Investment Divisions. Each Investment Division invests in shares of an Eligible Fund. The Eligible Funds cover a wide range of investment objectives.


The distinct investment objectives and policies of each Eligible Fund are fully described in the individual fund prospectuses. You can obtain the prospectus for any Eligible Fund by contacting Great-West.


The portion of your Annuity Account Value allocated to an Investment Division will vary with the investment performance of the underlying Eligible Fund. You bear the entire investment risk for all amounts invested in the Investment Division(s). Your Annuity Account Value could be less than the total amount of your Contributions.


Charges and Deductions Under the Contract You pay the following charges under the Contract:

        An annual contract maintenance charge

        A mortality and expense risk charge You may also have to pay:
        A Surrender Charge (if you withdraw Annuity Account Value within 7 years after purchasing the Contract)
        A Premium Tax (depending on your state of residence)


In addition, you pay for management fees and other expenses indirectly relating to the Eligible Funds when you allocate your money to the corresponding Investment Division.


Making Transfers

You may Transfer among the Investment Divisions and between the Investment Divisions and the Guaranteed Sub-Account(s) as often as you like prior to the Annuity Commencement Date. There are certain restrictions on Transferring from a Guaranteed Sub-Account to the Investment Divisions, which are more fully described in your Contract.


Full and Partial Withdrawals
You may withdraw all or part of your Annuity Account Value before the earlier of the Annuity Commencement Date or the Annuitant's or Owner's death.

Withdrawals may be taxable and if made prior to age 59 1/2 , may be subject to a 10% federal tax early withdrawal penalty.

There is no limit on the number of withdrawals you can make, however, the withdrawals may be subject to a Surrender charge.

Payment Options

A wide range of annuity payment options are available to provide flexibility in choosing an annuity payment schedule that meets your needs. Payments may be made on a variable, fixed or combination basis. Under a variable payment arrangement, the annuity payments you receive continue to reflect the performance of the Investment Divisions you select.



Death Benefit
The amount of the death benefit, if payable before the Annuity Commencement Date, and before age 75, will be the greater of: o the Annuity Account Value on the date of death, less any applicable Premium Tax; or o the sum of Contributions paid, less any withdrawals or periodic payments, and any applicable Premium Tax.

The amount of death benefit payable before the Annuity Commencement Date, and after age 75 will be the amount of the Annuity Account Value on the date of death, less any applicable Premium Taxes.




                                    Fee Table

The purpose of this table and the examples that follow is to assist you in understanding the various costs and expenses that you will bear directly or indirectly when investing in the Contract. The table and examples reflect expenses related to the Series Account and the Eligible Funds.


Contract Owner transaction expenses
Sales load                                     None
Surrender Charge                               7% maximum
Transfer fee                                   None
Annual contract maintenance charge             $27.00


Series Account annual expenses

(as a percentage of average Variable Sub-Account assets)
Mortality and expense risk charge              1.25%


Eligible Fund Annual Expenses

                     Eligible Fund Annual Expenses as of December 31, 2000 (as a percentage of Eligible Fund average net assets, after waivers and reimbursements)

                   Portfolio                       Management    Other      Total Eligible Fund
                                                      fees       expenses     Annual Expenses

Maxim INVESCO ADR                                     1.00%        .14%             1.14%
Maxim INVESCO Small-Cap Growth                         .95%        .08%             1.03%
Maxim Index 600                                        .60%          0%               60%
Maxim Ariel Small-Cap Value                           1.00%        .27%
                                                                                    1.27%
Maxim T. Rowe Price  MidCap Growth                    1.00%        .08%             1.08%
Maxim Ariel Mid-Cap Value                              .95%        .24%             1.19%
American Century VP Capital Appreciation++            0.98%          0%             0.98%
Maxim Founders Growth & Income                        1.00%        .12%             1.12%
Maxim Growth Index                                     .60%          0%               60%
Maxim Stock Index                                      .60%          0%              .60%
Maxim T. Rowe Price Equity/Income                      .80%        .10%              .90%
Maxim Value Index                                      .60%          0%               60%
Fidelity VIP II Contrafund(R)1                         .57%        .09%               66%
Maxim INVESCO Balanced                                1.00%        .00%             1.00%
Maxim Loomis-Sayles Corporate Bond                     .90%          0%              .90%
Maxim Bond                                             .60%          0%              .60%
Maxim U.S. Government Securities                       .60%          0%              .60%
Maxim Money Market                                     .46%          0%              .46%
Aggressive Profile I+                                  .25%          0%              .25%
Moderately Aggressive Profile I+                       .25%          0%              .25%
Moderate Profile I+                                    .25%          0%              .25%
Moderately Conservative Profile I+                     .25%          0%              .25%
Maxim Conservative Profile I+                          .25%          0%              .25%

++ Effective February 5, 1999 the American Century Capital Appreciation Portfolio was closed to new Owners.

+ Each Profile I Portfolio (collectively, "Profile Portfolios") will invest in shares of Underlying Portfolios. Therefore, each Profile Portfolio will, in addition to its own expenses such as management fees, bear its pro rata share of the fees and expenses incurred by the Underlying Portfolios and the investment return of each Profile Portfolio will be reduced by the Underlying Portfolio's expenses. As of the date of this prospectus, the range of expenses expected to be incurred in connection with each Profile Portfolio's investments in Underlying Portfolios is: Maxim Aggressive Profile I - 0.60% to 1.34%; Maxim Moderately Aggressive Profile I - 0.60% to 1.34%; Maxim Moderate Profile I - 0.50% to 1.34%; Maxim Moderately Conservative Profile I - 0.50% to 1.34%; Maxim Conservative Profile I - 0.50% to 0.90. This information is provided as a range since the average assets of each Profile Portfolio invested in Underlying Portfolios will fluctuate.

1 A portion of the brokerage commissions was used to reduce the Fund's expenses. In addition the Fund has entered into arrangements with its custodian whereby credits realized, as a result of uninvested cash balances were used to reduce custodian expenses. Including these reductions, the Total Eligible Fund Annual Expenses presented in the table would have been .65% for the Fidelity VIP Contrafund(R).

                                  Minimum Total Maxim Series      Maximum Total Maxim Series
                                  Fund Annual Expenses*           Fund Annual Expenses**

Aggressive Profile I                           .85%                           1.59%
Moderately Aggressive Profile I                .85%                           1.59%
Moderate Profile I                             .75%                           1.59%
Moderately Conservative Profile                .75%                           1.59%

I

Conservative Profile I                         .75%                           1.15%







                                       47

EXAMPLES If you surrender your Contract at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return:

--------------------------------------------- ------------ ------------ ------------ ------------

Investment Divisions                            1 Year       3 Year       5 Year       10 Year
Maxim Money Market                                $83         $108         $138         $260
Maxim Bond
Maxim Stock Index
Maxim U.S. Government Securities
Maxim Value Index
Maxim Growth Index
Maxim Index 600                                   $84         $113         $146         $279
Maxim Ariel MidCap Value                          $90         $131         $179         $356
Maxim INVESCO Small-Cap Growth                    $89         $126         $170         $336
American Century VP Capital Appreciation++        $88         $125         $167         $329
and
Maxim INVESCO Balanced                            $88         $125         $168         $332
Maxim Ariel Small-Cap Value                       $91         $134         $183         $367
Maxim INVESCO ADR                                 $90         $130         $176         $350
Maxim T. Rowe Price Equity/Income                 $87         $122         $163         $319
Maxim Loomis-Sayles Corporate Bond                $87         $122         $163         $319
Maxim Founders Growth & Income                    $89         $129         $175         $348
Maxim T.Rowe Price MidCap Growth                  $89         $128         $173         $342
Aggressive Profile I *                            $94         $143         $200         $406
Moderately Aggressive Profile I*                  $94         $143         $200         $406
Moderate Profile I*                               $94         $143         $200         $406
MaximModerately Conservative Profile I *          $94         $143         $200         $406
MaximConservative Profile I*                      $90         $130         $177         $351
Fidelity VIP II Contrafund(R)                     $85         $115         $149         $287

--------------------------------------------- ------------ ------------ ------------ ------------

If you do not surrender your Contract, or if you elect to take annuity payments at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return:

--------------------------------------------- ------------ ------------ ------------ ------------

Investment Divisions                            1 Year       3 Year       5 Year       10 Year
Maxim Money Market                                $18          $59         $106         $260
Maxim Bond, Maxim Stock Index, Maxim U.S.

Government Securities, Maxim Value Index,

Maxim Growth Index and Maxim Index 600            $20          $63         $114         $279
Maxim Ariel MidCap Value                          $26          $83         $148         $356
Maxim INVESCO Small-Cap Growth                    $24          $77         $139         $336
American Century VP Capital Appreciation++        $23          $76         $136         $329
Maxim INVESCO Balanced                            $24          $77         $137         $332
Maxim Ariel Small-Cap Value                       $26          $85         $153         $367
Maxim INVESCO ADR                                 $25          $81         $145         $350
Maxim T. Rowe Price Equity/Income                 $23          $73         $132         $319
Maxim Loomis-Sayles Corporate Bond                $23          $73         $132         $319
Maxim Founders Growth & Income                    $25          $80         $144         $348
Maxim T. Rowe Price MidCap Growth                 $24          $79         $142         $342
Aggressive Profile I*                             $30          $95         $171         $406
Moderately Aggressive Profile I*                  $30          $95         $171         $406
Moderate Profile I*                               $30          $95         $171         $406
Moderately Conservative Profile I*                $30          $95         $171         $406
Conservative Profile I*                           $25          $81         $146         $351
Fidelity VIP II Contrafund(R)                     $20          $65         $118         $287

--------------------------------------------- ------------ ------------ ------------ ------------

++ Effective February 5, 1999 the American Century Capital Appreciation
Portfolio was closed to new Owners.

These examples, including the performance rate assumed, should not be considered representations of past or future performance or expenses. Actual performance achieved or expenses paid may be greater or less than that shown.
Condensed Financial Information
Attached as Appendix A is a table showing selected information concerning
Accumulation Units for each Investment Division. The Accumulation Unit values do not reflect the deduction of certain charges that are subtracted from your Annuity Account Value, such as the Contract Maintenance Charge. The information in the table is included in the Series Account's financial statements, which have been audited by Deloitte & Touche LLP, independent auditors. To obtain a fuller picture of each Investment Division's finances and performance, you should also review the Series Account's financial statements, which are contained in the SAI.

Great-West Life & Annuity Insurance Company and the Series Account
Great-West Life & Annuity Insurance Company
Great-West is a stock life insurance company originally organized under the laws of the state of Kansas as the National Interment Association. Its name was changed to Ranger National Life Insurance Company in 1963 and to Insuramerica
Corporation prior to changing to its current name in 1982. In September of 1990, Great-West re-domesticated and is now organized under the laws of the state of Colorado.

Great-West is authorized to engage in the sale of life insurance, accident and health insurance and annuities. It is qualified to do business in the District of Columbia, Puerto Rico, the U.S. Virgin Islands, Guam and 49 states in the
United States.


Great-West is an indirect wholly-owned subsidiary of Great-West Lifeco Inc., a holding company. Great-West Lifeco Inc. is in turn a subsidiary of Power
Financial Corporation, a financial services company. Power Corporation of Canada, a holding and management company, has voting control of Power Financial
Corporation. Mr. Paul Desmarais, through a group of private holding companies which he controls, has voting control of Power Corporation of Canada.


The Series Account
Great-West originally established the Series Account under Kansas law on June
24, 1981. The Series Account now exists under Colorado law as a result of our redomestication. The Series Account consists of the Investment Divisions and is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the Series Account or Great-West by the Securities and Exchange Commission.

We do not guarantee the investment performance of the Investment Divisions. The portion of your Annuity Account Value allocated to the Investment Divisions and the amount of variable annuity payments depend on the investment performance of the Eligible Funds. Thus, the Owner bears the full investment risk for all Contributions allocated to the Investment Divisions.

The Series Account and its Investment Divisions are administered and accounted for as part of the general business of Great-West. However, the income, capital gains, or capital losses of each Investment Division are credited to or charged against the assets held in that Investment Division without regard to other income, capital gains or capital losses of any other Investment Division and without regard to any other business Great-West may conduct. Under Colorado law, the assets of the Series Account are not chargeable with liabilities arising out of any other business Great-West may conduct. Nevertheless, all obligations arising under the Contracts are generally corporate obligations of Great-West.


The Series Account currently has 21 Investment Divisions available for allocation of Contributions. Each Investment Division invests in shares of one
Eligible Fund. If we decide to make additional Investment Divisions available to Owners of the Contracts, we may or may not make them available to you based on our assessment of marketing needs and investment conditions.



The Eligible Funds
Each Eligible Fund is a separate mutual fund having its own investment objectives and policies. The investment performance of one Eligible Fund has no effect on the investment performance of any other Eligible Fund.

Each Eligible Fund is registered with the Securities and Exchange Commission as an open-end management investment company or portfolio thereof. The Securities and Exchange Commission does not supervise the management or the investment practices and policies of any of the Eligible Funds.

Some of the Funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives.
While some of the Eligible Funds may be similar to, and may in fact be modeled after publicly traded mutual funds, you should understand that the Eligible
Funds are not otherwise directly related to any publicly traded mutual fund.
Consequently, the investment performance of publicly traded mutual funds and any corresponding Eligible Funds may differ substantially.

The following sets forth the investment objective of each Eligible Fund and summarizes its principal investment strategy:

Maxim Series Fund, Inc.
Maxim Money Market Portfolio seeks as high a level of current income as is consistent with the preservation of capital and liquidity. Investment in the Maxim Money Market Portfolio is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this portfolio.


Maxim Bond Portfolio seeks maximum total return consistent with the preservation of capital. This portfolio invests primarily in bonds issued by the U.S.
Government and its agencies and by domestic or foreign corporations.

Maxim Stock Index Portfolio seeks investment results that track the total return of the common stocks that comprise Standard & Poor's (S&P) 500 Composite Stock
Price Index and the S&P Mid-Cap Index, weighted according to their respective pro-rata shares of the market.1

Maxim U.S. Government Securities Portfolio seeks the highest level of return consistent with preservation of capital and substantial credit protection. This portfolio invests at least 65% of its total assets in securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities.

Maxim Index 600 Portfolio (formerly the Maxim Small-Cap Index Portfolio) seeks investment results that track the total return of the common stocks that comprise the S&P Small-Cap 600 Stock Index.1

Maxim Ariel Mid-Cap Value Portfolio seeks long-term capital appreciation. This portfolio will invest primarily in equity securities of mid-cap companies which are believed to be undervalued but demonstrate a strong potential for growth.

Maxim INVESCO Balanced Portfolio seeks high total return on investment through capital appreciation and current income. This portfolio invests 50% to 70% in common stocks and at least 25% in fixed income securities.

Maxim INVESCO Small-Cap Growth Portfolio seeks to achieve long-term capital growth. This portfolio will invest primarily in a diversified group of equity securities of emerging growth companies with market capitalizations of $1 billion or less at the time of initial purchase.

Maxim INVESCO ADR Portfolio seeks a high total return through capital appreciation and current income, while reducing risk through ___ diversification. ___ This portfolio invests primarily in foreign securities that are issued in the form of American Depositary Receipts ("ADRs") or foreign stocks that are registered with the Securities and Exchange Commission and traded in the U.S.

Maxim T. Rowe Price Equity/Income Portfolio seeks substantial dividend income and also capital appreciation. This portfolio invests primarily in dividend-paying common stocks of established companies.

Maxim Loomis-Sayles Corporate Bond Portfolio seeks high total investment return through a combination of current income and capital preservation. This portfolio will invest at least 65% of its total assets in corporate debt securities of any maturity. It may also invest up to 20% of its total assets in preferred stocks or foreign securities and up to 35% in below investment grade quality securities.

Maxim Ariel Small-Cap Value Portfolio seeks long term capital appreciation, by investing primarily in small-cap common stocks. This portfolio will emphasize small companies that are believed to be undervalued.


Maxim Value Index Portfolio seeks investment results that track the total return of the common stocks that comprise the S&P/BARRA Value Index.12

The Portfolio changed its investment objective on July 26, 1999, pursuant to a vote of the majority of shareholders, to track the total return of common stocks that comprise the S&P/BARRA Value Index. Prior to the change in objective, the Portfolio compared its performance to that of the Russell 1000 Value Index.

The S&P/BARRA Value Index is a widely recognized, unmanaged index that contains half of the market value of the S&P 500. The S&P/BARRA Value Index is comprised of stocks representing half of the total market value of the S&P 500 with the highest price-to-book value ratios. The Company is not a sponsor of, or in any other way affiliated with the Portfolio or the Fund.

Maxim Growth Index Portfolio seeks investment results that, before fees, track the total return of the common stocks that comprise the S&P/BARRA Growth Index.1

The Portfolio changed its investment objective on July 26, 1999, pursuant to a vote of the majority of shareholders, to track the S&P/BARRA Growth Index. Prior to the change in objective, the Portfolio compared its performance to that of the Russell 1000 Growth Index.

The S&P/BARRA Growth Index is a widely recognized, unmanaged index that contains half of the market value of the S&P 500. The S&P/BARRA Growth Index is comprised of stocks representing half of the total market value of the S&P 500 with the highest price-to-book value ratios. The Company is not a sponsor of, or in any other way affiliated with the Portfolio or the Fund.


Maxim Founders Growth & Income Portfolio seeks long-term growth of capital and income. This portfolio invests primarily in common stocks of large, well established, stable and mature companies, commonly known as "Blue Chip" companies.

Maxim T. Rowe Price MidCap Growth Portfolio seeks long-term appreciation. This portfolio will invest primarily in a diversified portfolio of mid-cap companies emphasizing companies whose earnings are expected to grow at a faster rate than the average mid-cap company.

Profile Portfolios
Each of the following five Profile Portfolios seeks to provide an asset allocation program designed to meet certain investment goals based on an investor's risk tolerance.

Aggressive Profile I Portfolio seeks long-term capital appreciation primarily through investments in other portfolios of Maxim Series Fund that emphasize equity investments.


Moderately Aggressive Profile I Portfolio seeks long-term capital appreciation primarily through investments in other portfolios of Maxim Series Fund, Inc.
that emphasize equity investments, though income is a secondary consideration.

Moderate Profile I Portfolio seeks long-term capital appreciation primarily through investments in other portfolios of Maxim Series Fund, Inc. with a relatively equal emphasis on equity and fixed income investments.

Moderately Conservative Profile I Portfolio seeks capital appreciation primarily through investments in other portfolios of Maxim Series Fund, Inc. that emphasize fixed income investments, and to a lesser degree equity investments


Conservative Profile I Portfolio seeks capital preservation primarily through investments in other Maxim Series Fund, Inc. portfolios that emphasize fixed income investments.





Fidelity Variable Insurance Products II Fund


Fidelity VIP II Contrafund(R) seeks long-term capital appreciation by investing primarily in common stocks. The fund invests its assets in securities of companies whose value its investment advisor believes is not fully recognized by the public.



1Standard & Poor's, S&P 500 Composite Index, S&P Mid-Cap Index, S&P Small-Cap
600 Stock Index, S&P/BARRA Value Index and S&P/BARRA Growth Index are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Maxim
Series Fund, Inc. and Great-West Life & Annuity Insurance Company. The Eligible
Funds are not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of using any index.

Eligible Fund Investment Advisers


Maxim Series Fund, Inc. is advised by GW Capital Management, LLC. ("GW Capital")
8515 E. Orchard Road, Greenwood Village, Colorado 80111, a wholly owned subsidiary of Great-West.


American  Century  Variable  Portfolios,  Inc.  is advised by  American  Century
Investment  Management,  Inc. American Century Tower,  4500 Main Street,  Kansas
City, Missouri, 64111.

Fidelity Variable Insurance Products II Fund is advised by Fidelity Management &
Research Company, 2 Devonshire Street, Boston Massachusetts 02109.

Maxim Series Fund Sub-Advisers


GW Capital hires sub-advisers to manage the investment and reinvestment of the assets of some of the portfolios of Maxim Series Fund, Inc. These sub-advisers are subject to the review and supervision of G.W. Capital and the board of directors of Maxim Series Fund, Inc.


Ariel  Capital  Corporation  is the  sub-adviser  to  the  Maxim  Ariel  Mid-Cap
Portfolio and the Maxim Ariel Small-Cap Value Portfolio. Ariel is located at 307
N. Michigan Avenue, Chicago, Illinois 60601.


Barclays Global Fund Advisors is the sub-adviser to the Maxim Stock Index, Maxim
Index 600, Maxim Value Index and Maxim Growth Index Portfolios. Barclays is located at 45 Fremont Street, San Francisco, California 94105.


Founders Asset Management,  LLC. is the sub-adviser of the Maxim Founders Growth
& Income  Portfolio.  Founders is located at 2930 East Third Avenue.  Denver, CO
80206.


INVESCO Global Asset  Management  (N.A.),  Inc. is the  sub-adviser to the Maxim
INVESCO ADR Portfolio. INVESCO Global Asset Management (N.A.), Inc. is located at 1315 Peachtree Street, Atlanta, Georgia 30309.

INVESCO Funds Group,  Inc. is the  sub-adviser  of the Maxim  INVESCO  Small-Cap
Growth Portfolio and the Maxim INVESCO Balanced Portfolio.  INVESCO Funds Group,
Inc. is located at 7800 E. Union Avenue, Denver, Colorado 80237.


Loomis, Sayles & Company, LP ("Loomis Sayles") is the sub-adviser to the Maxim
Loomis Sayles Corporate Bond Portfolio. Loomis Sayles is located at One
Financial Center, Boston, Massachusetts 02111.

T. Rowe Price  Associates,  Inc. is the  sub-adviser  to the Maxim T. Rowe Price
Equity/Income  Portfolio and the Maxim T. Rowe Price MidCap Growth Portfolio. T.
Rowe Price is located at 100 East Pratt Street, Baltimore, Maryland 21202.

Meeting Investment Objectives
Meeting investment objectives depends on various factors, including, but not limited to, how well the Eligible Fund advisers anticipate changing economic and market conditions. There is no guarantee that any of these Eligible Funds will achieve their stated investment objectives.

Reinvestment
All dividend and capital gain distributions made by an Eligible Fund will be automatically reinvested in shares of the Eligible Fund on the date of the distribution.



Where to Find More Information About the Eligible Funds

Additional information about the Eligible Funds can be found in the current prospectuses for the Eligible Funds, which can be obtained by calling Great-West at 800-228-8706, or by writing to Great-West's Administrative Offices, 8515 East
Orchard Road, Greenwood Village, Colorado 80111. The Eligible Funds' prospectuses should be read carefully before you make a decision to invest in an Investment Division.


Application and Contributions
The first step to purchasing the Contract is to fill out your application. When you submit it, you must make your initial Contribution of:

o       $5,000
o       $2,000 if an IRA
All Contributions should be made by check (payable to Great-West) or via an
Automatic Contribution Plan.

An Automatic Contribution Plan allows you to make automatic scheduled
Contributions. Contributions will be withdrawn from a designated pre-authorized bank account and automatically credited to your Annuity Account.

If your application is complete and your check for the initial Contribution is included (or you have made your initial Contribution via the Automatic
Contribution Plan), your Contract will be issued. Your initial Contribution will be credited within two business days after receipt at Great-West's
Administrative Offices. Acceptance is subject to our receiving sufficient information in a form acceptable to us and we reserve the right to reject any application or Contribution.

If your application is incomplete, Great-West will contact you by telephone to obtain the required information. If your application remains incomplete for five business days, we will return to you the application and the initial
Contribution unless you consent to our retaining the initial Contribution and crediting it as soon as we have your completed application.

During the 10 day (or longer where required by law) free look period you may cancel your Contract. During the free look period, all Contributions will be allocated according to your written allocation instructions specified in the application.

Any returned Contracts will be void from the start and all Contributions received less any withdrawals, will be refunded to you.

If you exercise the free look privilege, you must return the Contract to Great-West's Administrative Offices. We must receive it in person or postmarked prior to the end of the free look period.

Ongoing Contributions
You can make additional Contributions at any time prior to the Annuity
Commencement Date, as long as the Annuitant is living. Additional Contributions must be at least:

o       $500 or
o       $50 if made via an Automatic Contribution Plan.

You may make total Contributions in excess of $1,000,000 with our prior approval.

Great-West reserves the right to modify the limitations set forth in this section.

Annuity Account Value
Before the Annuity Commencement Date, your Annuity Account Value is the total value of your Variable and Guaranteed Sub-Accounts.

Before the Annuity Commencement Date, the Variable Account Value is the total dollar amount of all Accumulation Units credited to you. When you allocate
Contributions to an Investment Division we credit you with Accumulation Units.
We determine the number of Accumulation Units credited to you by dividing your Contribution to an Investment Division by that Investment Division's
Accumulation Unit value. We determine the Accumulation Unit value on each Valuation Date.

We calculate each Investment Division's Accumulation Unit value at the end of each valuation period by multiplying the value of that unit at the end of the prior valuation period by the Investment Division's Net Investment Factor for the valuation period. The formula used to calculate the Net Investment Factor is set forth in Appendix B. Your Variable Account Value reflects the value of the Accumulation Units credited to you in each Investment Division.

The value of an Investment Division's assets is determined at the end of each Valuation Date. A valuation period is the period between two successive
Valuation Dates. On the day after Thanksgiving, transactions submitted other than by KeyTalk(R), or through the Internet will not be processed.

Your Variable Account Value will reflect the investment performance of the selected Investment Division(s) which in turn reflect the investment performance of the corresponding Eligible Funds, which we factor in by using the Net
Investment Factor referred to above.

Transfers
In General
Prior to the Annuity Commencement Date you may Transfer all or part of your Annuity Account Value among and between the Variable and Guaranteed Sub-Accounts by telephone, by sending a Request to Great-West's Administrative offices, by calling KeyTalk(R) - the voice response unit at 1-800-701-8255, or through the Internet at www.benefitscorp.com.

Your Request must specify:

o    the amounts being Transferred,

o the Investment Division(s) or Guaranteed Sub-Account(s) from which the Transfer is to be made, and

o the Investment Division(s) or Guaranteed Sub-Account(s) that will receive the Transfer.

If a Transfer Request is received by Great-West within 30 days of the Annuity
Commencement Date, Great-West may delay the Annuity Commencement Date by up to 30 days.

Currently, there is no limit on the number of Transfers you can make among the Investment Divisions each calendar year. However, we reserve the right to limit the number of Transfers you make. There is no charge for Transfers.

A Transfer will be effective on the Transaction Date.

A Transfer from the Guaranteed Sub-Account shall be subject to any limitations or charges set forth in the Contract.

Possible Restrictions
We reserve the right without prior notice to modify, restrict, suspend or eliminate the Transfer privileges (including telephone and Internet Transfers) at any time. Transfer restrictions may be necessary to protect investors from the negative effect large and/or numerous Transfers can have on portfolio management. Moving large amounts of money may also cause a substantial increase in Eligible Fund transaction costs which must be borne by you.

Although you are permitted to make Transfers by telephone, or via the Internet, we reserve the right to require that each Transfer Request be made by a separate communication to us. We also reserve the right to request that each Transfer
Request be submitted in writing and be signed by you. Transfer Requests by fax will not be accepted. Transfers among the Investment Divisions may also be subject to terms and conditions imposed by the Eligible Funds.

Automatic Custom Transfers
Dollar Cost Averaging

You may arrange for systematic Transfers from any Investment Division to any other Investment Division. These systematic Transfers may be used to Transfer values from the Maxim Money Market Investment Division to other
        Investment Divisions as par of a dollar averaging strategy. It does not assure a greater profit, or any profit, and will not prevent or necessarily alleviate losses in a declining market. It does, however, allow you to buy more units when the price is lower and fewer units when the price is higher. Over time, your average cost per unit may be more or less than if you invested all your money at one time.


You can set up automatic dollar cost averaging on the following frequency periods: monthly, quarterly, semi-annually or annually. Your Transfer will be initiated on the Transaction Date you select, one frequency period following the date of the Request. For example, if we receive a Request for quarterly
Transfers on January 9, your first Transfer will be made on April 9 (or the following business day, as applicable) and every three months thereafter on the 9th. Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Contract. There will be no additional cost for using dollar cost averaging.

If there are insufficient funds in the applicable Variable Sub-Account on the date your Transfer is scheduled, your Transfer will not be made. However, your dollar cost averaging Transfers will resume once there are sufficient funds in the applicable Variable Sub-Account. Dollar cost averaging will terminate automatically when you start taking payments from the annuity.

Dollar cost averaging Transfers must meet the following conditions:

o The minimum amount that can be Transferred out of an Investment Division is $100 per month.

o You must: (1) specify the dollar amount to be Transferred, (2) designate the Investment Division(s) to which the Transfer will be made, and (3) the percent of the dollar amount to be allocated to each Investment Division into which you are Transferring money.

You may terminate dollar cost averaging at any time.

Great-West reserves the right to modify, suspend or terminate dollar cost averaging at any time and for any reason.

Rebalancer
Because the value of your Variable Sub-Accounts will fluctuate with the investment performance of the Investment Divisions, your asset allocation percentages may become out of balance over time. Rebalancer allows you to automatically reallocate your Variable Account Value to maintain your desired asset allocation. Participation in Rebalancer does not assure a greater profit, or any profit, nor will it prevent or necessarily alleviate losses in a declining market.

You can set up Rebalancer as a one-time Transfer or on a quarterly, semi-annual or annual basis. If you select to rebalance only once, the Transfer will take place on the Transaction Date of the Request.

If you select to rebalance on a quarterly, semi-annual or annual basis, the first Transfer will be initiated on the Transaction Date one frequency period following the date of the Request. For example, if we receive a Request for quarterly Transfers on January 9, your first Transfer will be made on April 9
(or the following business day, as applicable) and every three months thereafter on the 9th. Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Contract. There will be no additional cost for using Rebalancer.

On a Rebalancing Transaction Date your money will be automatically reallocated among the Investment Divisions based on your allocation instructions. You can change your allocation instructions at any time by Request. Rebalancer will terminate automatically when you start taking payments from the annuity.

Rebalancer Transfers must meet the following conditions:

o    Your entire Variable Account Value must be included.


o    You must specify the  percentage of your  Variable  Account Value you would
     like   allocated  to  each   Investment   Division  and  the  frequency  of
     rebalancing. You may modify the allocations or stop Rebalancer at any time, by Request.


You may not participate in dollar cost averaging and Rebalancer at the same time. Great-West reserves the right to modify, suspend, or terminate the Rebalancer option at any time and for any reason.

Telephone/Internet Transactions
You may make Transfer Requests by telephone by using KeyTalk(R), or via the Internet at www.benefitscorp.com.

We will use reasonable procedures in monitoring and accepting Transfer Requests such as requiring certain identifying information, tape recording telephone instructions, and providing written confirmation of a transaction. Telephone instructions we reasonably believe to be genuine will be your financial responsibility.

We reserve the right to suspend these privileges at any time, for some or all Contracts, and for any reason. Withdrawals are not permitted by telephone.

Cash Withdrawals
You may withdraw all or part of your Annuity Account Value at any time during the life of the Annuitant and prior to the Annuity Commencement Date by submitting a withdrawal Request to Great-West's Administrative Offices.
Withdrawals are subject to the rules below; and federal and state tax laws may also apply. The amount payable to you if you withdraw all of your Annuity
Account Value is your Annuity Account Value, less any applicable Surrender
Charge on the effective date of the withdrawal (and any applicable Premium Tax).

The following terms apply to withdrawals:

o    No withdrawals may be made after the Annuity Commencement Date.

o If you Request a partial withdrawal, your Annuity Account Value will be reduced by the dollar amount Requested (any applicable Surrender Charge would be subtracted from the amount Requested).

o    Partial   withdrawals  are  unlimited.   However,   you  must  specify  the
     Sub-Account(s)  from which the  withdrawal  is to be made,  otherwise  your
     Request will not be processed.

o If your remaining Annuity Account Value, after any partial withdrawal, is less than $2,000, then we may, at our discretion require you to withdraw the entire amount.

o    If a  partial  withdrawal  is made  within  30 days  prior  to the  Annuity
     Commencement Date, we may delay the Annuity Commencement Date by 30 days.

o Proceeds will generally be paid in one lump sum within 7 days of the Transaction Date, though payment of proceeds may be delayed for a period in excess of 7 days as permitted by the Investment Company Act of 1940.


Withdrawal Requests must be in writing. If your instructions aren't clear, your Request will be denied and your withdrawal will not be processed.

After a withdrawal of all of your total Annuity Account Value, or at any time that your Annuity Account Value is zero, all your rights under the Contract will terminate.

Tax Consequences of Withdrawals

Withdrawals made for any purpose may be taxable. If your Annuity Account Value exceeds your investment in the Contract, then you may be subject to income tax on withdrawals made from your Annuity Account. Additionally, the Internal
Revenue Code states that a 10% penalty tax may be imposed on the taxable portions of certain early withdrawals.

The Internal Revenue Code generally requires us to withhold federal income tax from withdrawals and report the withdrawals to the IRS. However, you will be entitled to elect, in writing, not to have tax withholding apply unless withholding is mandatory for your Contract. Withholding applies to the portion of the withdrawal which is included in your income and subject to federal income tax. The tax withholding rate is 10% of the taxable amount of the withdrawal.
Some states also require withholding for state income taxes.

If you are interested in this Contract as an IRA, please refer to Section 408 of the Internal Revenue Code of 1986, as amended, for limitations and restrictions on cash withdrawals.

Death Benefit
Death Benefit Payments--After Annuity Commencement Date
If the Annuitant dies after the Annuity Commencement Date and before the entire interest has been distributed, payments will continue to the Beneficiary under the payment option applicable to the Annuitant on the Annuitant's date of death.
The Beneficiary cannot change the method of distribution in effect on the date of the Annuitant's death or elect a new payment option.

Death Benefit Payments--Before Annuity Commencement Date
If the Owner of the Contract or the named Annuitant dies before the Annuity
Commencement Date, a death benefit may be payable. The rules applicable in various circumstances are described below.

Death of Owner-Annuitant Before the Annuity Commencement Date
If an Owner-Annuitant dies before the Annuity Commencement Date, and if the surviving spouse of the Owner-Annuitant is the sole Beneficiary, then the surviving spouse will become the new Owner and Annuitant and the Contract will continue in force. ___ If the Owner-Annuitant dies before the Annuity
Commencement Date and the surviving spouse of the Owner-Annuitant is not the sole Beneficiary, then the Company will pay the death benefit under the Contract to the Beneficiary.

Death of Non-Annuitant Owner Before the Annuity Commencement Date
If the Owner of the Contract who is not the Annuitant dies before the Annuity
Commencement Date, the Company will pay the death benefit described under the Contract as follows:

    (a)    First, to the surviving Joint Owner.
    (b)    If there is no surviving Joint Owner, then to the Contingent Owner.
    (c)    If there is no Contingent Owner, then to the Annuitant.

If the Owner's surviving spouse is the person entitled to receive benefits upon the Owner's death, the surviving spouse shall be treated as the Owner and will be allowed to continue the Contract.

Death of Non-Owner Annuitant Before the Annuity Commencement Date
If a Non-Owner Annuitant dies before the Annuity Commencement Date, the Company will pay the death benefit under the Contract to the Beneficiary.

Death Benefit Computation and Procedure
If the Owner-Annuitant, Non-Annuitant Owner, or Non-Owner Annuitant dies before the Annuity Commencement Date and before reaching age 75, the death benefit will be the greater of:

     o    the Annuity Account Value as of the date of death, less any applicable
          Premium Tax; or

     o the sum of Contributions paid, less partial withdrawals and periodic payments, less any applicable Premium Tax.

If the Owner-Annuitant, Non-Annuitant Owner, or Non-Owner Annuitant dies before the Annuity Commencement Date, but after reaching age 75, the death benefit will be the Annuity Account Value as of the date of death, less any applicable
Premium Tax. No Surrender Charge will apply to the amounts payable to a Beneficiary.

The death benefit proceeds payable to a Beneficiary will remain invested in accordance with the allocation instruction given by the Owner until either:

        o  new allocation instructions are requested by the Beneficiary; or
        o  the death benefit is actually paid to the Beneficiary

The death benefit will become payable following receipt by the Company of the Beneficiary's request. Unless otherwise specified by the Owner prior to the Annuitant's death, the Beneficiary may elect, within 60 days after proceeds are payable, to receive:

     o    payment in a single sum; or

     o    payment under any of the payment options provided under the Contract.

     o    Any  payment  of  benefits   under  the  Contract   must  satisfy  the
          requirements  of the Internal  Revenue  Code and any other  applicable federal or state laws,  rules or  regulations.  All  distributions  of death  benefits  upon a Contract  Owner's  death  before  the  Annuity
          Commencement  Date (or upon the death of a Non-Owner  Annuitant if the
          Owner is a non-individual  entity,  such as a trust or estate) must be made pursuant to IRCss. 72(s). These requirement are met if the entire amount is paid on or before  December  31 of the year  containing  the fifth  anniversary of the Owner's death.  This rule, called the 5-year rule,  always  applies to  payments  due to  non-individual  entities.
          However,  if the person  entitled to receive  payments  required under
          IRCss.72(s)  is an  individual,  the 5-year  rule will not apply if an election is made to begin taking substantially equal periodic payments no later than one year after the Owner's  death.  Payments may be paid over a  period  not  exceeding  the  life or life  expectancy  of such person.

Beneficiary
You may select one or more Beneficiaries. If more than one Beneficiary is selected, unless you indicate otherwise, they will share equally in any death benefit payable.

You may, at any time, while the Annuitant is living, change the Beneficiary by Request. A change of Beneficiary will take effect as of the date the Request is processed by Great-West's Administrative Offices, unless a certain date is specified by the Owner. If the Owner dies before the Request is processed, the change will take effect as of the date the Request was made, unless we have already made a payment or otherwise taken action on a designation or change before receipt or processing of such Request. A Beneficiary designated irrevocably may not be changed without the written consent of that Beneficiary, except as allowed by law.

The interest of any Beneficiary who dies before the Owner or the Annuitant will terminate at the death of the Beneficiary. The interest of any Beneficiary who dies at the time of, or within 30 days after, the death of an Owner or the Annuitant will also terminate if no benefits have been paid to such Beneficiary, unless the Owner otherwise indicates by Request. The benefits will then be paid as though the Beneficiary had died before the deceased Owner or Annuitant. If no Beneficiary survives the Owner or Annuitant, as applicable, we will pay the death benefit proceeds to the Owner's estate.

Charges and Deductions
No amounts will be initially deducted from your Contributions except for any applicable Premium Tax. As a result, the full amount of your Contributions (less any applicable Premium Tax) is invested based on your allocation instructions.

You pay the following charges under the Contract:

o       a Contract Maintenance Charge, and
o       a mortality and expense risk charge.
You may also pay:
a Surrender Charge (only for withdrawals within the first 7 Contract years), and
o deductions for Premium Tax (only if applicable depending on your state of residence).


You also indirectly bear the expenses of the Eligible Funds.


Contract Maintenance Charge
Prior to the Annuity Commencement Date, you will pay a $27 annual Contract
Maintenance Charge from your Annuity Account Value. This charge partially covers our costs for administering the Contracts and the Series Account.

The Contract Maintenance Charge is deducted on a proportionate basis from all your Variable and Guaranteed Sub-Accounts.

Mortality and Expense Risk Charge
We deduct a Mortality and Expense Risk Charge from your Variable Sub-Account(s) for our assumption of certain mortality and expense risks under the Contract.

o _______ The mortality risks assumed by us arise from our contractual obligations to make annuity payments determined in accordance with the Contract.

o _______ The expense risk assumed is the risk that our actual expenses in administering the Contract and the Series Account will be greater than anticipated.

This is a daily charge equal to an effective annual rate of 1.25% of the value of your Variable Sub-Account(s). We guarantee that this charge will never increase beyond 1.25%.

The Mortality and Expense Risk Charge is reflected in the unit values of the Variable Sub-Accounts. This charge will continue to be applicable should you choose a variable annuity payment option or a periodic payment option.

Premium Tax
We may be required to pay state Premium Taxes currently ranging from 0% to 3.5% in connection with Contributions or values under the Contracts. Depending upon applicable state law, we will deduct charges for the Premium Taxes we incur with respect to your Contributions, from amounts withdrawn, or from amounts applied on the Annuity Commencement Date.

The applicable Premium Tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by the respective state legislatures, by administrative interpretations or by judicial acts. Such
Premium Taxes will depend, among other things, on the state of residence of the Contract Owner and the insurance laws, tax laws and status of Great-West in these states when Premium Taxes are incurred.

Surrender Charge
We deduct a Surrender Charge for certain partial or total withdrawals. The
Surrender Charge will cause the amount received to be less than the amount requested for withdrawal. A Surrender Charge "Free Amount" may be applied in some circumstances. o The Surrender Charge "Free Amount" is an amount against which the Surrender Charge will not be assessed.

o    The Free Amount is equal to 10% of the Annuity Account Value as of December
     31 of the previous calendar year.

o    Only one Free Amount is available in each calendar year.

o    The Free Amount will be applied to the first  withdrawal made in each year.
     If the Free Amount is not exhausted with the first withdrawal any remainder is lost for that year.

We will not deduct the Surrender Charge in the following instances: o you
Request an annuity option with a payment period of at least 36 months; or o you
Request a periodic payment option (in accordance with the applicable periodic payment restrictions); or

o the withdrawal is due to a medical condition requiring your confinement to an eligible nursing home for 90 consecutive days.

The Surrender Charge is equal to the percentage of the amount distributed less the Free Amount based on the table below:

 Contract Years Completed        Percentage of
                                 Distribution
            1                         7%
            2                         6%
            3                         5%
            4                         4%
            5                         3%
            6                         2%
            7                         0%


Expenses of the Eligible Funds
The net asset value of the Eligible Funds reflect the deduction of the Eligible
Funds' fees and deductions. You bear these costs indirectly when you allocate to an Investment Division.

Other Taxes
Under present laws, we will incur state or local taxes (in addition to the Premium Tax described above) in several states. No charges are currently made for taxes other than Premium Tax. However, we reserve the right to deduct charges in the future for federal, state, and local taxes or the economic burden resulting from the application of any tax laws that we determine to be attributable to the Contracts.

Payment Options
Periodic Payments
You may request that all or part of the Annuity Account Value be applied to a periodic payment option.

In requesting periodic payments, you must elect:

o The payment frequency of either 12-, 6-, 3- or 1-month intervals o A payment amount--a minimum of $50 is required o The calendar day of the month on which payments will be made o One payment option o The allocation of payments from the Variable and/or Guaranteed Sub-Account(s) as follows: 1) Prorate the amount to be paid across all Variable and Guaranteed
    Sub-Accounts in proportion to the assets in each sub-account; or 2) Select the Investment Division(s)from which payments will be made. Once the Investment Division(s) have been depleted, Great-West will automatically prorate the remaining payments unless you Request the selection of another
    Investment Division(s).


While periodic payments are being received:

o You may continue to exercise all contractual rights that are available prior to electing a payment option, except that no Contributions may be made.
o You may keep the same investment options as were in force before periodic payments began.
o   Charges and fees under the Contract continue to apply.

o   The Surrender Charge does not apply to the periodic payments.
    However, if a partial withdrawal is made during the time you participate in periodic payments, a Surrender Charge and other Contract charges, as applicable, will be deducted and the Free Amount will not apply.


Periodic payments will cease on the earlier of:

o the date the amount elected to be paid under the option selected has been reduced to zero.

o    the Annuity Account Value is zero.

o    You Request that withdrawals stop.

o    You or the Annuitant die.

Periodic Payment Options
If you choose to receive payments from your Contract through periodic payments, you must select from the following payment options.

Option 1--Income for a specified period (at least 36 months)
You elect the length of time over which payments will be made. The amount paid will vary based on the duration you choose.

Option 2--Income of a specified amount (at least 36 months)
You elect the dollar amount of the payments. Based on the amount elected, the duration may vary.

Option 3 -Interest Only
The payments will be based on the amount of the interest credited to the Guaranteed Sub-Account(s) between each payment. Available only if 100% of the account value is invested in the Guaranteed Sub-Account.

Option 4 --Minimum distribution
If you are using this Contract as an IRA, you may Request minimum distributions as specified under Internal Revenue Code Section 401(a)(9).

Option 5 - Any Other Form (at least 36 months)
Any other form of periodic payment which is acceptable to Great-West.

If periodic payments cease, you may resume making Contributions, at which time the Surrender Charge Free Amount will be in effect. However, we may limit the number of times you may restart a periodic payment program.

Periodic payments made for any purpose may be taxable, subject to withholding and to the 10% penalty tax. IRAs are subject to complex rules with respect to restrictions on and taxation of distributions, including penalty taxes. A competent tax adviser should be consulted before a periodic payment option is Requested.

Annuity Payments

Annuity Commencement Date
You choose the date you'd like annuity payments to start when you purchase the Contract. The Annuity Commencement Date and options available for IRAs may be controlled by endorsements, or applicable law.

You may change your Annuity Commencement Date at any time prior to 30 days before an Annuity Commencement Date you already selected. If you have not elected a payment option within 30 days of the Annuity Commencement Date, the portion of your Annuity Account Value held in the Guaranteed Sub-Account(s) will be paid out as a fixed life annuity with a guarantee period of 20 years. The
Annuity Account Value held in the Variable Sub-Account(s) will be paid out as a variable life annuity with a guarantee period of 20 years

Under the Internal Revenue Code, a Contract purchased and used in connection with an Individual Retirement Account is subject to complex "minimum distribution" requirements. Minimum distribution requirements require distributions to begin under such a plan by a specific date, and that the entire interest must be distributed within certain specified periods. The application of the minimum distribution requirements vary according to your age and other circumstances. If you're using this annuity as an IRA, you should consider consulting a competent tax adviser regarding the application of the minimum distribution requirements.


Annuity Payment Options

You can choose your annuity payment option either when you purchase the Contract or at a later date. You can change your selection at any time up to 30 days before an Annuity Commencement Date you previously selected.

The amount to be paid out is the Annuity Account Value on the Annuity
Commencement Date. The minimum amount that may be withdrawn from the Annuity
Account Value to purchase an annuity payment option is $2,000. If your Annuity
Account Value is less than $2,000, we may pay the amount in a single sum subject to the Contract provisions applicable to a cash withdrawal.

Payments to be made under the annuity payment option you select must be at least
$50. We reserve the right to make payments using the most frequent payment interval that produces a payment of at least $50. The maximum amount that may be applied under any payment option is $1,000,000, unless prior approval is obtained from us.

For annuity options involving life income, the actual age and/or sex of the Annuitant will affect the amount of each payment. We reserve the right to ask for satisfactory proof of the Annuitant's age. We may delay annuity payments until satisfactory proof is received. Since payments to older Annuitants are expected to be fewer in number, the amount of each annuity payment under a selected annuity form will be greater for older Annuitants than for younger
Annuitants.


If the age of the Annuitant has been misstated, the payments established will be made on the basis of the correct age. If payments were too large because of misstatement, the difference with interest may be deducted by us from the next payment or payments. If payments were too small, the difference with interest may be added by us to the next payment. This interest is at an annual effective rate that will not be less than a Guaranteed Interest Rate.




Annuity Payment Options

Option 1--Income of specified amount
(Available as fixed payments only)
The amount applied under this option may be paid in equal annual, semi-annual, quarterly or monthly installments in the dollar amount elected for not more than 240 months.

Option 2--Income for a specified period
(Available as fixed payments only)
Payments are paid annually, semi-annually, quarterly or monthly, as elected, for a selected number of years not to exceed 240 months.

Option 3--Life annuity with guaranteed period
This option provides annual, semi-annual, quarterly or monthly payments during a guaranteed period or for the lifetime of the Annuitant, whichever is longer. The guaranteed period may be 5, 10, 15 or 20 years. This option is available on either a variable or fixed dollar payment basis.

Option 4--Life annuity
This option provides for annual, semi-annual, quarterly or monthly payments during the lifetime of the Annuitant. The annuity terminates with the last payment due prior to the death of the Annuitant. Since no minimum number of payments is guaranteed, this option may offer the maximum level of monthly payments. It is possible that only one payment may be made if the Annuitant died before the date on which the second payment is due. This option is available on either a variable or fixed dollar payment basis.

Option 5 - Any other form
Any other form of fixed or variable annuity payment which is acceptable to Great-West.

Variable Annuity Payment Provisions
Amount of first payment

The first payment under a variable annuity payment option will be based on the value of the amounts held in each Variable Sub-Account on the 5th valuation date preceding the Annuity Commencement Date. It will be determined by applying the appropriate rate to the amount applied under the payment option. The rate applied reflects an assumed interest return ("AIR") of 5%.


Annuity units
The number of Annuity Units paid for each Variable Sub-Account is determined by dividing the amount of the first monthly payment by its Annuity Unit Value on the 5th valuation date preceding the date the first payment is due. The number of Annuity Units used to calculate each payment for a Variable Sub-Account remains fixed during the Annuity Payment Period.

Amount of payments after the first payment

After the first payment, future payments will vary depending upon the investment experience of the Variable Sub-Accounts. Your payments will increase in amount over time if the Investment Division(s) you select earn more than 5% AIR.
Likewise, your payments will decrease in amount over time if the Investment
Division(s) you select earn less than 5% AIR. The subsequent amount paid from each sub-account is determined by multiplying (a) by (b) where (a) is the number of sub-account Annuity Units to be paid and (b) is the sub-account Annuity Unit value on the 5th valuation date preceding the date the annuity payment is due.
The total amount of each variable annuity payment will be the sum of the variable annuity payments for each Variable Sub-Account. We guarantee that the dollar amount of each payment after the first will not be affected by variations in expenses or mortality experience.


Transfers after the Annuity Commencement Date
Once annuity payments have begun, no Transfers may be made from a fixed annuity payment option to a variable annuity payment option, or vice versa. However, for variable annuity payment options, Transfers may continue to be made among the Investment Divisions. Transfers after the Annuity Commencement Date will be made by converting the number of Annuity Units being Transferred to the number of Annuity Units of the Variable Sub-Account to which the Transfer is made. The result will be that the next annuity payment, if it were made at that time, would be the same amount that it would have been without the Transfer.
Thereafter, annuity payments will reflect changes in the value of the new
Annuity Units.

Other restrictions

Once payments start under the annuity payment option you select:


o    no changes can be made in the annuity form,

o    no additional Contributions will be accepted under the Contract, and

o no further withdrawals, other than withdrawals made to provide annuity benefits, will be allowed.

A portion or the entire amount of the annuity payments may be taxable as ordinary income. If, at the Annuity Commencement Date, we have not received a proper written election not to have federal income taxes withheld, we must by law withhold such taxes from the taxable portion of such annuity payments and remit that amount to the federal government (an election not to have taxes withheld is not permitted for certain Contracts). State income tax withholding may also apply. Please see "Federal Tax Matters" for details.

Federal Tax Matters
Introduction
The following discussion is a general description of federal income tax considerations relating to the Contract and is not intended as tax advice. This discussion assumes that the Contract qualifies as an annuity contract for federal income tax purposes. This discussion is not intended to address the tax consequences resulting from all situations. If you are concerned about these tax implications, you should consult a competent tax adviser before initiating any transaction.

This discussion is based upon our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service. No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretations by the Internal
Revenue Service. Moreover, no attempt has been made to consider any applicable state or other tax laws.


The Contract may be purchased on a non-tax qualified basis ("Non-Qualified
Contract") or purchased as an individual retirement annuity ("Annuity IRA"). The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefit to you, the Owner, or the Beneficiary, may depend on the type of Contract, and on the tax status of the individual concerned. In addition, certain requirements must be satisfied in purchasing an Annuity IRA and receiving distributions from an Annuity IRA in order to continue receiving favorable tax treatment. As a result, purchasers of Annuity IRAs should seek competent legal and tax advice regarding the suitability of the Contract for their situation, the applicable requirements, and the tax treatment of the rights and benefits of the Contract. The following discussion assumes that an Annuity IRA is purchased with proceeds and/or
Contributions that qualify for the intended special federal income tax treatment.


Taxation of Annuities
In General

Section 72 of the Internal Revenue Code governs the taxation of the Contracts.
You, as a "natural person" will not generally be taxed on increases (if any) in the value of your Annuity Account Value until a distribution of all or part of the Annuity Account Value occurs(for example, a withdrawal or an annuity payment under an annuity payment form).However, an assignment, pledge, or agreement to assign or pledge any portion of the Annuity Account Value of a Non-Qualified
Contract will be treated as a withdrawal of such portion. An IRS Contract may not be assigned as collateral. The taxable portion of a distribution (in the form of a single sum payment or an annuity) is taxable as ordinary income.

As a general rule, if the Non-Qualified Contract is owned by an entity that is not a natural person (e.g. a corporation), the Contract will not be treated as an annuity contract for federal tax purposes. Such an Owner generally must include in income any increase in the excess of the Annuity Account Value over the "investment in the contract" (discussed below) during each taxable year. The rule does not apply where the non-natural person is the nominal owner of a Contract and the beneficial owner is a natural person.


The rule also does not apply in the following circumstances:


o    Where the Contract is acquired by the estate of a decedent.

o    Where the Contract is an Annuity IRA.

o    Where  the  Contract  is  a  qualified   funding  asset  for  a  structured
     settlement.

o Where the Contract is purchased on behalf of an employee upon termination of a qualified plan.

If you are a non-natural person, you may wish to discuss these matters with a competent tax adviser.

The following discussion generally applies to a Contract owned by a natural person.

Withdrawals

In the case of a withdrawal under a Non-Qualified Contract, partial withdrawals, including periodic withdrawals that are not part of an annuity payout, are generally treated as taxable income to the extent the Annuity Account Value immediately before the withdrawal exceeds the "investment in the contract" at that time. The "investment in the Contract" generally equals the amount of any nondeductible Contributions paid by or on behalf of any individual less any withdrawals that were excluded from income. Full surrenders are treated as taxable income to the extent that the amount received exceeds the "investment in the contract." The taxable portion of any annuity payment is taxed at ordinary income tax rates.

In the case of a withdrawal under an Annuity IRA, including withdrawals under the periodic payment option, a portion of the amount received may be non-taxable. The amount of the non-taxable portion is generally determined by the ratio of the "investment in the contract" to the individual's Annuity
Account Value. Special tax rules may be available for certain distributions from an IRA.




Annuity payments

Although the tax consequences may vary depending on the annuity form elected under the Contract, in general, only the portion of the annuity payment that represents the amount by which the Annuity Account Value exceeds an allocable portion of the "investment in the contract" will be taxed. Once the "investment in the contract" has been fully recovered, the full amount of any additional annuity payments is taxable. If the annuity payments stop as a result of an Annuitant's death before full recovery of the "investment in the contract," you should consult a competent tax adviser regarding the deductibility of the unrecovered amount.


Penalty tax
For distributions from a Non-Qualified Contract, there may be a federal income tax penalty imposed equal to 10% of the amount treated as taxable income. In general, however, there is no penalty tax on distributions:

o Made on or after the date on which the recipient of payments under the Contract attains age 59 1/2,

o Made as a result of death of the Owner or disability of the recipient of payments under the Contract,

o Received in substantially equal periodic payments (at least annually) for your life expectancy or the joint life expectancies of you and the Beneficiary,

o    Received under an immediate annuity


Other exceptions may apply to distributions from a Non-Qualified Contract.
Similar exceptions from the penalty tax on distributions are provided for distributions from an Annuity IRA. For more details regarding this penalty tax and other exceptions that may be applicable, consult a competent tax adviser.


Taxation of death benefit proceeds
Amounts may be distributed from the Contract because of the death of an Owner or the Annuitant. Generally such amounts are included in the income of the recipient as follows:


o If distributed in a lump sum, they are taxed in the same manner as a full withdrawal, as described above, however, the Surrender Charge will not apply.

o If distributed under an annuity form, they are taxed in the same manner as annuity payments, as described above.

Distribution at death
In order to be treated as an annuity contract, the terms of the Contract must provide the following two distribution rules:

1. If you die on or after the date annuity payments start, and before the entire interest in the Contract has been distributed, the remainder of your interest will be distributed on the same or on a more rapid schedule than that provided for in the method in effect on the date of your death.
2. If you die before the Annuity Commencement Date starts, your entire interest must generally be distributed within five years after the date of your death. If payable to a designated Beneficiary, the distributions may be paid over the life of that designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, so long as payments start within one year of your death. If the sole designated
    Beneficiary is your spouse, the Contract may be continued in force in the name of your spouse.

If the Owner is not an individual, then for purposes of the distribution at death rules, the Primary Annuitant is considered the Owner. In addition, when the Owner is not an individual, a change in the Primary Annuitant is treated as the death of the Owner.


Distributions made to a Beneficiary upon the Owner's death from an Annuity IRA must be made pursuant to the rules in Section 401(a)(9) of the Internal Revenue
Code.

Diversification of Investments

For a Non-Qualified Contract to be treated as an annuity for federal income tax purposes, the investments of the Investment Divisions must be "adequately diversified" in accordance with Treasury Department Regulations. The diversificaiton requirements do not apply to Annuity IRAs. If the Separate
Account or an Investment Division failed to comply with the diversification standards, a Non-Qualified contract would not be treated as an annuity contract for federal income tax purposes and the Owner would generally be taxable currently on the excess of the Annuity Account Value over the Contributions to the Contract.

Although the Company may not control the investments of the Investment Divisions or the Eligible Funds, it expects that the Investment Divisions and the Eligible
Funds will comply with such regulations so that the Investment Divisions will be considered "adequately diversified." Contract Owners bear the risk that the entire Non-Qualified Contract could be disqualified as an annuity under the Code due to the failure of the Separate Account or an Investment Division to be deemed to be adequately diversified.

Owner Control

In three Revenue Rulings issued between 1977 and 1982, the IRS held that where a non-qualified variable annuity contract holder had certain forms of actual or potential control over the investments that were held by the insurance company under the contract, the contract owner would be taxable on the income and gains produced by those investments. The Company does not believe that an Owner of a Non-Qualified contract will have any of the specific types of control that were described in those Rulings. However, because the current scope and application of these three Revenue Rulings are unclear, we reserve the right to modify the Non-Qualified Contact as may be required to maintain favorable tax treatment.




Transfers, assignments or exchanges

A transfer of ownership of a Contract, the designation of an Annuitant or other
Beneficiary who is not also the Owner, or the exchange of a Contract may result in adverse tax consequences that are not discussed in this prospectus. If you are contemplating of any these types of changes, you should contact a competent tax adviser with respect to the potential tax effects of such a transaction.


Multiple Contracts

All deferred, Non-Qualified Annuity Contracts that are issued by Great-West (or our affiliates) to the same Owner during any calendar year will be treated as one annuity contract for purposes of determining the taxable amount of any distribution. You should consult a tax adviser before purchasing more than one
Contract.


Withholding

Non-Qualified Annuity Contract and Annuity IRA distributions generally are subject to withholding at rates that vary according to the type of distribution and the recipient's tax status. Recipients, however, generally are provided the opportunity to elect not to have tax withheld from distributions. Certain distributions from IRAs are subject to mandatory federal income tax withholding.


Section 1035 exchanges
Internal Revenue Code Section 1035 provides that no gain or loss shall be recognized on the exchange of one annuity contract for another. Generally, contracts issued in an exchange for another annuity contract are treated as new contracts for purposes of the penalty and distribution at death rules.
Prospective Owners wishing to take advantage of a Section 1035 exchange should consult their tax adviser.

Individual Retirement Annuities
The Contract may be used with IRAs as described in Section 408 of the Internal
Revenue Code. Section 408 of the Internal Revenue Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity. Also, certain kinds of distributions from certain types of qualified and non-qualified retirement plans may be "rolled over" to an Individual Retirement Annuity following the rules set out in the Internal
Revenue Code. If you purchase this Contract for use with an IRA, you will be provided with supplemental information and you have the right to revoke your purchase within seven days of purchasing the IRA Contract.

If a Contract is purchased to fund an IRA you must be the Annuitant and the Owner. In addition, if a Contract is purchased to fund an IRA, minimum distributions must commence not later than April 1st of the calendar year following the calendar year in which you attain age 70 1/2. You should consult your tax adviser concerning these matters.

Various tax penalties may apply to Contributions in excess of specified limits, distributions that do not satisfy specified requirements, and certain other transactions. The Contract will be amended as necessary to conform to the requirements of the Internal Revenue Code if there is a change in the law.
Purchasers should seek competent advice as to the suitability of the Contract for use with IRAs.


When you make your initial Contribution, you must specify whether you are purchasing a Non-Qualified Contract or an Annuity IRA. If the initial
Contribution is made as a result of an exchange or surrender of another annuity contract, we may require that you provide information with regard to the federal income tax status of the previous annuity contract.


We will require that you purchase separate Contracts if you want to invest monies qualifying for different annuity tax treatment under the Internal Revenue
Code. For each separate Contract you will need to make the required minimum initial Contribution. Additional Contributions under the Contract must qualify for the same federal income tax treatment as the initial Contribution. We will not accept an additional Contribution under a Contract if the federal income tax treatment of the Contribution would be different from the initial Contribution.

Seek Tax Advice
The above discussion of the federal income tax consequences is only a brief summary and is not intended as tax advice. The federal income tax consequences discussed here reflect our understanding of current law and the law may change.
Federal estate tax consequences and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under a Contract depend on your individual circumstances or the circumstances of the recipient of the distribution. A competent tax adviser should be consulted for further information.

Assignments or Pledges

Generally, rights in the Non-Qualified Contract may be assigned or pledged for loans at any time during the life of the Annuitant, however, if the Contract is an Annuity IRA, you may not assign the Contract as collateral.


If a non-IRA Contract is assigned, the interest of the assignee has priority over you and the interest of the Beneficiary. Any amount payable to the assignee will be paid in a single sum.

A copy of any assignment must be submitted to our Administrative Offices. Any assignment is subject to any action taken or payment made by Great-West before the assignment was processed. We are not responsible for the validity or sufficiency of any assignment.


If any portion of the Annuity Account Value is assigned or pledged for a loan, it will be treated as a withdrawal as discussed above under Taxation of Annuities. Please consult a competent tax adviser for further information.


Performance Data
From time to time, we may advertise yields and average annual total returns for the Investment Divisions. In addition, we may advertise the effective yield of the Maxim Money Market Investment Division. We may advertise both standardized and non-standardized performance data for the Investment Divisions. All performance information will be based on historical information and is not intended to indicate future performance.

The yield of the Maxim Money Market Investment Division refers to the annualized income generated by an investment in that Investment Division over a specified
7-day period. It is calculated by assuming that the income generated for that seven-day period is generated each 7-day period over a period of 52 weeks and is shown as a percentage of the investment.

The effective yield is calculated similarly but, when annualized, the income earned by an investment in that Investment Division is assumed to be reinvested.
The effective yield will be slightly higher than the yield because of the compounding effect of the assumed reinvestment.


The yield calculations do not reflect the effect of any Surrender Charge or any Premium Tax that may be applicable to a particular Contract. To the extent that any Surrender Charge or Premium Taxes are applicable to a particular Contract, the yield of that Investment Division will be reduced. For a description of the methods used to determine yield and total returns, see the Statement of Additional Information. For the 7-Day period ending December 31, 2000, the Yield and Effective Yield was:


 Investment Division     Yield    Effective
                                    Yield

  Maxim Money Market     4.88%      5.00%

The following table illustrates standardized and non-standardized average annual total return for one, five and ten-year periods (or since inception, as appropriate) ended December 31, 2000. Average annual total return quotations represent the average annual compounded rate of return that would equate an initial investment of $1,000 to the redemption value of that investment
(excluding Premium Taxes, if any) as of the last day of each of the periods for which total return quotations are provided.


Both the standardized and non-standardized data reflect the deduction of all fees and charges under the Contract including the applicable Surrender Charge.
The standardized data is calculated from the inception date of an Investment
Division. The non-standardized data is calculated from the inception of the Eligible Fund and includes periods preceding the inception date of the corresponding Investment Division

Performance information and calculations for any Investment Division are based only on the performance of a hypothetical Contract under which the Annuity
Account Value is allocated to an Investment Division during a particular time period. Performance information should be considered in light of the investment objectives, policies and characteristics of the Eligible Funds and the market conditions during the given time period. It should not be considered as a representation of future investment performance.

We may from time to time also advertise cumulative (non-annualized) total returns, yield and standardized and nonstandardized total returns for the Investment Divisions.

Reports and promotional literature may also contain other information including
(1) the ranking of any Investment Division derived from rankings of variable annuity separate accounts or their investment products tracked by Lipper
Analytical Services, Inc., VARDS, Morningstar, Value Line, IBC/Donoghue's Money
Fund Report, Financial Planning Magazine, Money Magazine, Bank Rate Monitor,
Standard & Poor's Indices, Dow Jones Industrial Average, and other rating services, companies, publications or other people who rank separate accounts or other investment products on overall performance or other criteria, and (2) the effect of tax-deferred compounding on investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a currently taxable basis. Other ranking services and indices may be used.





Average Annual Total Return for the period ended December 31, 2000

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
   ------------------------------- ----------- -------------- --------- --------- ------------ -------------
                                   Eligible     Investment    One Year  Five       Ten Years    Ten Years
        Investment Division           Fund       Division                Years       or if     or if less,
                                   Inception   Inception in                          less,       Life of
                                                 Separate                           Life of     Underlying
                                                  Account                         Investment     Eligible
                                                                                   Division        Fund
   ------------------------------- ----------- -------------- --------- --------- ------------ -------------
   ------------------------------- ----------- -------------- --------- --------- ------------ -------------

   Maxim Bond                        7/1/82      10/14/82      -.50%     2.73%       5.33%        5.33%

   ------------------------------- ----------- -------------- --------- --------- ------------ -------------
   ------------------------------- ----------- -------------- --------- --------- ------------ -------------

   Maxim Stock Index                 7/1/82       2/24/83     -14.84%    15.07%     14.51%        14.51%

   ------------------------------- ----------- -------------- --------- --------- ------------ -------------
   ------------------------------- ----------- -------------- --------- --------- ------------ -------------

   Maxim U.S. Government             4/8/85       4/12/85      2.30%     3.74%       6.15%        6.15%
   Securities

   ------------------------------- ----------- -------------- --------- --------- ------------ -------------
   ------------------------------- ----------- -------------- --------- --------- ------------ -------------

   Maxim  Index 600                 12/1/93       9/1/94       1.99%     8.69%      11.00%        9.38%

   ------------------------------- ----------- -------------- --------- --------- ------------ -------------
   ------------------------------- ----------- -------------- --------- --------- ------------ -------------

   Maxim Ariel MidCap Value         12/31/93      9/1/94       9.81%     11.29%     14.93%        13.64%

   ------------------------------- ----------- -------------- --------- --------- ------------ -------------
   ------------------------------- ----------- -------------- --------- --------- ------------ -------------

   Maxim Loomis-Sayles Corporate    11/1/94       11/1/94      -3.23%    4.81%       8.39%        8.39%
   Bond

   ------------------------------- ----------- -------------- --------- --------- ------------ -------------
   ------------------------------- ----------- -------------- --------- --------- ------------ -------------

   Maxim INVESCO Balanced           11/1/96       11/1/96      -9.51%     N/A       11.59%        11.59%

   ------------------------------- ----------- -------------- --------- --------- ------------ -------------
   ------------------------------- ----------- -------------- --------- --------- ------------ -------------

   Maxim Ariel Small-Cap Value      12/1/93       11/1/94      17.18%    11.80%     12.98%        13.64%

   ------------------------------- ----------- -------------- --------- --------- ------------ -------------
   ------------------------------- ----------- -------------- --------- --------- ------------ -------------

   Maxim INVESCO Small-Cap          11/1/94       11/1/94     -18.95%    20.23%     21.84%        21.84%
   Growth

   ------------------------------- ----------- -------------- --------- --------- ------------ -------------
   ------------------------------- ----------- -------------- --------- --------- ------------ -------------

   Maxim T. Rowe Price              11/1/94       11/1/94      4.46%     11.88%     14.75%        14.75%
   Equity/Income

   ------------------------------- ----------- -------------- --------- --------- ------------ -------------
   ------------------------------- ----------- -------------- --------- --------- ------------ -------------

   Maxim INVESCO ADR                11/1/94       11/1/94     -16.89%    8.21%      9.155%        9.15%

   ------------------------------- ----------- -------------- --------- --------- ------------ -------------
   ------------------------------- ----------- -------------- --------- --------- ------------ -------------

   Maxim Value Index                12/1/93       1/15/98      -2.52%    14.25%     10.29%        14.94%

   ------------------------------- ----------- -------------- --------- --------- ------------ -------------
   ------------------------------- ----------- -------------- --------- --------- ------------ -------------

   Maxim Growth Index               12/1/93       1/15/98     -28.18%    13.85%      9.85%        15.10%

   ------------------------------- ----------- -------------- --------- --------- ------------ -------------
   ------------------------------- ----------- -------------- --------- --------- ------------ -------------

   Maxim Founders Growth &           7/1/97       1/15/98     -25.62%     N/A        1.95%        0.76%
   Income

   ------------------------------- ----------- -------------- --------- --------- ------------ -------------
   ------------------------------- ----------- -------------- --------- --------- ------------ -------------

   Maxim T. Rowe Price MidCap        7/1/97       1/15/98      -0.69%     N/A       17.70%        15.45%
   Growth

   ------------------------------- ----------- -------------- --------- --------- ------------ -------------
   ------------------------------- ----------- -------------- --------- --------- ------------ -------------

   Maxim Aggressive Profile I        9/8/97       1/15/98     -13.81%     N/A        8.01%        6.30%

   ------------------------------- ----------- -------------- --------- --------- ------------ -------------
   ------------------------------- ----------- -------------- --------- --------- ------------ -------------

   Maxim Moderately Aggressive       9/8/97       1/15/98     -11.52%     N/A        8.24%        6.47%
   Profile I

   ------------------------------- ----------- -------------- --------- --------- ------------ -------------
   ------------------------------- ----------- -------------- --------- --------- ------------ -------------

   Maxim Moderate Profile I          9/8/97       1/15/98      -8.78%     N/A        7.23%        5.49%

   ------------------------------- ----------- -------------- --------- --------- ------------ -------------
   ------------------------------- ----------- -------------- --------- --------- ------------ -------------

   Maxim Moderately Conservative     9/8/97       1/15/98      -7.99%     N/A        4.33%        3.18%
   Profile I

   ------------------------------- ----------- -------------- --------- --------- ------------ -------------
   ------------------------------- ----------- -------------- --------- --------- ------------ -------------

   Maxim Conservative Profile I      9/8/97       1/15/98      -2.06%     N/A        4.86%        3.99%

   ------------------------------- ----------- -------------- --------- --------- ------------ -------------
   ------------------------------- ----------- -------------- --------- --------- ------------ -------------

   Fidelity VIP II Contrafund        1/3/95      11/13/98     -13.62%    15.25%     14.02%        19.13%

   ------------------------------- ----------- -------------- --------- --------- ------------ -------------
   ------------------------------- ----------- -------------- --------- --------- ------------ -------------

   American Century VP Capital      11/20/87      12/1/91      0.88%     7.79%      11.13%        11.13%
   Appreciation

   ------------------------------- ----------- -------------- --------- --------- ------------ -------------


Distribution of the Contracts

BenefitsCorp Equities, Inc. (BCE) is the principal underwriter and distributor of the Contracts. BCE is a wholly owned subsidiary of Great-West and is registered with the Securities and Exchange Commission as a broker/dealer and is a member of the National Association of Securities Dealers, Inc. (NASD). Its principal offices are located at 8515 East Orchard Road, Greenwood Village, Colorado 80111, telephone 800-228-8706.

The maximum commission as a percentage of the Contributions made under a Contract payable to BCE representatives is 4.0%.



Voting Rights
To the extent required by applicable law, all Eligible Fund shares held in the Series Account will be voted by Great-West at regular and special shareholder meetings of the respective Eligible Funds in accordance with instructions received from Owners who have allocated Contract value to the corresponding Investment Division(s). If, however, the 1940 Act or any regulation should be amended, or if the present interpretation thereof should change, or if we determine that we are allowed to vote all Eligible Fund shares in our own right, we may elect to do so.


Before the Annuity Commencement Date, you have the voting interest. After annuity payments begin under a variable annuity option, the person receiving payments will have the voting interest. The number of votes that are available to you will be calculated separately for each of your Investment Divisions. That number will be determined by applying your percentage interest, if any, in a particular Investment Division to the total number of votes attributable to that Investment Division. You hold a voting interest in each Investment Division to which your Annuity Account Value is allocated. If you select a variable annuity option, the votes attributable to your Contract will decrease as annuity payments are made.


Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the respective Eligible Funds. Shares for which we do not receive timely instructions and shares held by us as to which Owners have no beneficial interest will be voted in proportion to the voting instructions which are received with respect to all Contracts participating in the Investment Division. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.

Contract Owners have no voting rights in Great-West.

Rights Reserved by Great-West
We reserve the right to make certain changes if, in our judgment, they would best serve the interests of Owners and Annuitants or would be appropriate in carrying out the purposes of the Contracts. Any changes will be made only as permitted by applicable laws. Also, when required by law, we will obtain your approval of the changes and approval from any appropriate regulatory authority. Approval may not be required in all cases, however. Examples of the changes we may make include:

o To operate the Series Account in any form permitted under the Investment Company Act of 1940 or in any other form permitted by law.

o   To Transfer any assets in any Investment Division to another
    Investment Division, or to one or more separate accounts, or to add, combine or remove Investment Divisions of the Series Account.
o   To substitute, for the Eligible Fund shares in any Investment
    Division, the shares of another Eligible Fund or any other investment permitted by law.
o To make any changes required by the Internal Revenue Code or by any other applicable law in order to continue treatment of the Contract as an annuity.

o To change the time or time of day at which a valuation date is deemed to have ended.

o To make any other necessary technical changes in the Contract in order to conform with any action the above provisions permit us to take, including to change the way we assess charges, but without increasing as to any then outstanding Contract the aggregate amount of the types of charges which we have guaranteed.

o    To reject any application for any reason.


Since some of the Eligible Funds are available to registered separate accounts of other insurance companies offering variable annuity and variable life products, there is a possibility that a material conflict may arise between the interests of the Series Account and one or more other separate accounts investing in the Eligible Funds. If a material conflict arises, we and other affected insurance companies are required to take any necessary steps to resolve the matter, including stopping our separate accounts from investing in the Eligible Funds. See the Eligible Funds' prospectuses for more details.


Adding and Discontinuing Investment Options
We may, upon 30 days written notice to you, direct that you may not make any future Contributions or Transfers to a particular Investment Division or Guaranteed Sub-Account.

When we inform you that we are discontinuing an Investment Division or Guaranteed Sub-Account to which you are allocating money, we will ask that you promptly submit alternative allocation instructions. If we do not receive your changed allocation instructions, we may return all affected Contributions or allocate those Contributions as indicated in the written notice provided to you. Contributions and Transfers you make to a discontinued Investment Division or Guaranteed Sub-Account before the effective date of the notice may be kept in those Investment Divisions or Guaranteed Sub-Accounts.

If we determine to make new investment options available under the Contracts, in our sole discretion we may or may not make those new investment options available to you.

Substitution of Investments
When we determine to discontinue an Investment Division, in our sole discretion, we may substitute shares of another mutual fund for the shares of the corresponding Eligible Fund. No substitution may take place without prior approval of the Securities and Exchange Commission, and prior notice to you.

Legal Matters
Advice regarding certain legal matters concerning the federal securities laws applicable to the issue and sale of the Contract has been provided by Jorden Burt LLP.

Available Information

We have filed a registration statement ("Registration Statement") with the Securities and Exchange Commission ("SEC") under the 1933 Act relating to the Contracts offered by this Prospectus. This Prospectus has been filed as a part of the Registration Statement and does not contain all of the information set forth in the Registration Statement and exhibits thereto. Reference is made to the Registration Statement and exhibits for further information relating to us and the Contracts. Statements contained in this Prospectus, regarding the content of the Contracts and other legal instruments, are summaries. For a complete statement of the terms thereof, reference is made to the instruments as filed as exhibits to the Registration Statement. The Registration Statement and its exhibits may be inspected and copied at the public reference room of the SEC located at 450 Fifth Street, N.W., Washington, D.C.


The Statement of Additional Information contains more specific information relating to the Series Account and Great-West, such as:

o discussion about the Series Account's Custodian and Independent Auditors o discussion about the Series Account's Underwriter o discussion about the calculation of performance data o the financial statements for the Series Account and Great-West




                                   APPENDIX A
                         CONDENSED FINANCIAL INFORMATION
                      Selected Data for Accumulation Units
                       Outstanding Throughout Each Period

                     For the Periods Ended December 31, 2000


----------------------------------------- ---------- ----------- ---------- ---------- ---------- -----------

          Investment Division               2000        1999       1998       1997       1996        1995

                                                                                       ---------- -----------
----------------------------------------- ---------- ----------- ---------- ----------
MAXIM BOND a

Value at beginning of period              $ 12.54    $    12.73  $          $          $          $    9.76
                                                                 12.09      11.43      11.10
Value at end of period                    $ 13.32    $    12.54  $          $          $          $ 11.10
                                                                 12.73      12.09      11.43
Increase (decrease) in value of           $  0.78    $           $          $          $          $   1.34
accumulation units                                   (0.19)      0.64       0.66       0.33
Number of accumulation units              68,732.31                                               1,675.75
outstanding at end of period                         64,052.670  58,959.10  7,412.56   5,196.46

----------------------------------------- ---------- ----------- ---------- ---------- ---------- -----------
----------------------------------------- ---------- ----------- ---------- ---------- ---------- -----------
MAXIM STOCK INDEX a

Value at beginning of period              $  30.35   $    25.67  $          $          $          $    9.74
                                                                 20.50      15.70      13.05
Value at end of period                    $  27.60   $    30.35  $          $          $          $  13.05
                                                                 25.67      20.50      15.70
Increase (decrease) in value of           $ (2.75)   $     4.68  $          $          $          $    3.31
accumulation units                                               5.17       4.80       2.65
Number of accumulation units              156,653.56 124,499.25  154,519.05 169,289.23 130,996.47 17,200.32
outstanding at end of period

----------------------------------------- ---------- ----------- ---------- ---------- ---------- -----------
MAXIM ARIEL MIDCAP VALUEajk

Value at beginning of period              $  20.60   $    20.80  $          $          $          $  10.80
                                                                 15.75      14.12      13.49
Value at end of period                    $  24.15   $    20.60  $          $          $          $  13.49
                                                                 20.80      15.75      14.12
Increase (decrease) in value of           $  3.55   $           $          $          $          $    2.69
accumulation units                                   (0.20)      5.05       1.63       0.63
Number of accumulation units              29,343.21  51,894.51   52,202.19  49,565.38  83,398.90  24,467.21
outstanding at end of period

----------------------------------------- ---------- ----------- ---------- ---------- ---------- -----------
MAXIM  INDEX 600 a

Value at beginning of period              $  17.79   $    16.10  $          $          $          $    9.77
                                                                 16.57      13.87      12.18
Value at end of period                    $  19.39   $    17.79  $          $          $          $  12.18
                                                                 16.10      16.57      13.87
Increase (decrease) in value of           $  1.60    $     1.69  $          $          $          $    2.41
accumulation units                                               (0.47)     2.70       1.69
Number of accumulation units              18,670.09  20,516.87   19,020.51  14,918.01  10,975.88  2,705.63
outstanding at end of period

----------------------------------------- ---------- ----------- ---------- ---------- ---------- -----------
AMERICAN CENTURY VP BALANCED a

Value at beginning of period              $  18.55   $           $          $          $          $    9.85
                                                     17.070      14.94      13.06      11.79
Value at end of period                    $  17.84   $    18.55  $          $          $          $  11.79
                                                                 17.07      14.94      13.06
Increase (decrease) in value of           $  (0.71)  $           $          $          $          $    1.94
accumulation units                                   1.48        2.13       1.88       1.27
Number of accumulation units              0                   0             20,447.27  19,490.47  7,745.10

outstanding at end of period                                     309.20
----------------------------------------- ---------- ----------- ---------- ---------- ---------- -----------
MAXIM LOOMIS-SAYLES CORPORATE BOND fj

Value at beginning of period              $  15.45   $    14.91  $          $          $          $
                                                                 14.60      13.12      12.03      10.00
Value at end of period                    $  15.96   $    15.45  $          $          $          $
                                                                 14.91      14.60      13.12      12.03
Increase (decrease) in value of           $   0.51   $     0.54  $          $          $          $
accumulation units                                               0.31       1.48       1.09       2.03
Number of accumulation units              56,967.40  60,769.470  77,918.20  23,403.30  12,487.29
outstanding at end of period                                                                      799.35

----------------------------------------- ---------- ----------- ---------- ---------- ---------- -----------
MAXIM INVESCO ADR b

Value at beginning of period              $  19.72   $    16.28  $          $          $          $
                                                                 14.90      13.46      11.25      10.00
Value at end of period                    $  17.50   $    19.72  $          $          $          $
                                                                 16.28      14.90      13.46      11.25
Increase (decrease) in value of           $  (2.22)  $     3.44  $          $          $          $
accumulation units                                               1.38       1.44       2.21       1.25
Number of accumulation units              23,146.91  27,043.80   35,311.40  31,948.04  15,132.95
outstanding at end of period                                                                      2,623.01

----------------------------------------- ---------- ----------- ---------- ---------- ---------- -----------
MAXIM INVESCO SMALL-CAP GROWTH b

Value at beginning of period              $  39.84   $    22.31  $          $          $          $
                                                                 19.21      16.39      13.09      10.00
Value at end of period                    $  34.47   $    39.84  $          $          $          $
                                                                 22.31      19.21      16.39      13.09
Increase (decrease) in value of           $  (5.37)  $    17.53  $          $          $          $
accumulation units                                               3.10       2.82       3.30       3.09
Number of accumulation units              46,875.22  34,724.35   44,665.98  44,396.72  33,993.67
outstanding at end of period                                                                      4,511.19

----------------------------------------- ---------- ----------- ---------- ---------- ---------- -----------
MAXIM MONEY MARKET e

Value at beginning of period              $  11.80   $    11.40  $          $          $          $
                                                                 10.97      10.55      10.17      10.00
Value at end of period                    $  12.36   $    11.80  $          $          $          $
                                                                 11.40      10.97      10.55      10.17
Increase (decrease) in value of           $  (0.56)  $     0.40  $          $          $          $
accumulation units                                               0.43       0.42       0.38       0.17
Number of accumulation units              85,499.89  278,852.75  72,949.61  55,509.88  30,070.95   15,499.45
outstanding at end of period

----------------------------------------- ---------- ----------- ---------- ---------- ---------- -----------

                                   APPENDIX A
                         CONDENSED FINANCIAL INFORMATION
                      Selected Data for Accumulation Units
                       Outstanding Throughout Each Period

                     For the Periods Ended December 31, 2000


-------------------------------------------- --------- ---------- ---------- --------- ---------- ----------

            Investment Division                2000      1999       1998       1997      1996       1995

                                                                                       ---------- ----------
-------------------------------------------- --------- ---------- ---------- ---------
MAXIM ARIEL SMALL-CAP VALUE dj

Value at beginning of period                 $  16.98  $          $          $         $          $
                                                       18.25      17.07      13.51     11.60      10.00
Value at end of period                       $  21.24  $          $          $         $          $
                                                       16.98      18.25      17.07     13.51      11.60
Increase (decrease) in value of              $  4.26   $          $          $         $          $
accumulation units                                     (1.27)     1.18       3.56      1.91       1.60
Number of accumulation units outstanding     2,879.26  5,404.95   5,611.10   3,045.87  1,551.40
at end of period                                                                                  697.92

-------------------------------------------- --------- ---------- ---------- --------- ---------- ----------
MAXIM T. ROWE PRICE EQUITY/INCOME b

Value at beginning of period                 $  21.30  $          $          $         $          $
                                                       20.86      19.39      15.24     12.92      10.00
Value at end of period                       $  23.75  $          $          $         $          $
                                                       21.30      20.86      19.39     15.24      12.92
Increase (decrease) in value of              $  2.45   $          $          $         $          $
accumulation units                                     0.44       1.47       4.15      2.32       2.92
Number of accumulation units outstanding     55,601.43 75,493.07  88,483.59  106,469.2667,415.13
at end of period                                                                                  19,500.37

-------------------------------------------- --------- ---------- ---------- --------- ---------- ----------
-------------------------------------------- --------- ---------- ---------- --------- ---------- ----------
MAXIM U.S. GOVERNMENT SECURITIES c

Value at beginning of period                 $  12.83  $          $          $         $          $
                                                       12.95      12.23      11.41     11.12      10.00
Value at end of period                       $  14.01  $          $          $         $          $
                                                       12.83      12.95      12.23     11.41      11.12
Increase (decrease) in value of              $  1.18   $          $          $         $          $
accumulation units                                     (0.12)     0.72       0.82      0.29       1.12
Number of accumulation units outstanding     10,222.61 22,422.35  28,452.60  12,345.78 15,784.10
at end of period                                                                                  14,812.67

-------------------------------------------- --------- ---------- ---------- --------- ---------- ----------
AMERICAN CENTURY VP CAPITAL APPRECIATION c

Value at beginning of period                 $  18.34  $          $          $         $          $
                                                       11.29      11.68      12.23     12.94      10.00
Value at end of period                       $  19.75  $          $          $         $          $
                                                       18.34      11.29      11.68     12.23      12.94
Increase (decrease) in value of              $  1.41   $          $     (    $     (   $     (    $
accumulation units                                     7.05       0.39)      0.55)     0.71)      2.94
Number of accumulation units outstanding     0         8,576.49   11,087.23  16,591.59 15,595.65
at end of period                                                                                  6,110.86

                                                                                                  ----------
-------------------------------------------- --------- ---------- ---------- --------- ----------
MAXIM INVESCO BALANCED g

Value at beginning of period                 $  16.98  $          $          $         $
                                                       14.73      12.59      10.13     10.00
Value at end of period                       $  16.40  $          $          $         $
                                                       16.98      14.73      12.59     10.13
Increase (decrease) in value of              $         $          $          $         $
accumulation units                           (0.58)    2.25       2.14       2.46      0.13
Number of accumulation units outstanding     131,761.82122,501.83 147,157.63 32,937.69  1,307.11
at end of period

-------------------------------------------- --------- ---------- ---------- --------- ----------
MAXIM FOUNDERS GROWTH & INCOMEhj

Value at beginning of period                 $  13.34  $          $
                                                       11.74      10.00
Value at end of period                       $  10.59  $          $
                                                       13.34      11.74
Increase (decrease) in value of              $         $          $
accumulation units                           (2.75)    1.60       1.74
Number of accumulation units outstanding     5,819.95  5,962.03
at end of period                                                  1,025.12

-------------------------------------------- --------- ---------- ----------
MAXIM GROWTH INDEXh

Value at beginning of period                 $  17.23  $          $
                                                       13.75      10.00
Value at end of period                       $  13.21  $          $
                                                       17.23      13.75
Increase (decrease) in value of              $         $          $
accumulation units                           (4.02)    3.48       3.75
Number of accumulation units outstanding     64,917.25 26,777.65  45,895.99
at end of period

-------------------------------------------- --------- ---------- ----------
MAXIM VALUE INDEXh

Value at beginning of period                 $  12.85  $          $
                                                       11.68      10.00
Value at end of period                       $  13.37  $          $
                                                       12.85      11.68
Increase (decrease) in value of              $  0.52   $          $
accumulation units                                     1.17       1.68
Number of accumulation units outstanding     12,490.94 2,991.88
at end of period                                                  1,678.41

-------------------------------------------- --------- ---------- ----------
MAXIM T.ROWE PRICE MIDCAP GROWTHhj

Value at beginning of period                 $  15.29  $          $
                                                       12.42      10.00
Value at end of period                       $  16.21  $          $
                                                       15.29      12.42
Increase (decrease) in value of              $  0.92   $          $
accumulation units                                     2.87       2.42
Number of accumulation units outstanding     39,552.40 10,284.80  10,160,99
at end of period

-------------------------------------------- --------- ---------- ----------

                                   APPENDIX A
                         CONDENSED FINANCIAL INFORMATION
                      Selected Data for Accumulation Units
                       Outstanding Throughout Each Period

                     For the Periods Ended December 31, 2000


-------------------------------------------- ------------ ------------- ------------

            Investment Division                 2000          1999         1998

-------------------------------------------- ------------ ------------- ------------
AGGRESSIVE PROFILE Ih

Value at beginning of period                 $  13.65     $    11.35    $     10.00
Value at end of period                       $  12.56     $    13.65    $     11.35
Increase (decrease) in value of              $  (1.09)    $     2.30    $
accumulation units                                                      1.35
Number of accumulation units outstanding     6,417.42       6,019.04      2,227.92
at end of period

-------------------------------------------- ------------ ------------- ------------
MODERATELY AGGRESSIVE PROFILE Ih

Value at beginning of period                 $  13.38     $    11.10    $     10.00
Value at end of period                       $  12.64     $    13.38    $     11.10
Increase (decrease) in value of              $  (0.74)    $     2.28    $
accumulation units                                                      1.10
Number of accumulation units outstanding     30,243.77     32,079.80    13,300.61
at end of period

-------------------------------------------- ------------ ------------- ------------
MODERATE PROFILE Ih

Value at beginning of period                 $  12.63     $    10.98    $     10.00
Value at end of period                       $  12.30     $    12.63    $     10.98
Increase (decrease) in value of              $  (0.33)    $     1.65    $
accumulation units                                                      0.98
Number of accumulation units outstanding     23,877.31    29,199.60     21,309.48
at end of period

-------------------------------------------- ------------ ------------- ------------
MODERATELY CONSERVATIVE PROFILE Ih

Value at beginning of period                 $  11.54     $    10.79    $     10.00
Value at end of period                       $  11.34     $    11.54    $     10.79
Increase (decrease) in value of              $  (0.20)    $      0.91   $
accumulation units                                                      0.79
Number of accumulation units outstanding     5,752.74       5,941.97      6,875.97
at end of period

-------------------------------------------- ------------ ------------- ------------
CONSERVATIVE PROFILE Ih

Value at beginning of period                 $  11.01     $    10.63    $     10.00
Value at end of period                       $  11.51     $    11.01    $     10.63
Increase (decrease) in value of              $  0.50      $     0.22    $
accumulation units                                                      0.63
Number of accumulation units outstanding     10,795.96    17,410.97     15,432.21
at end of period

-------------------------------------------- ------------ ------------- ------------

FIDELITY VIP II CONTRAFUND i
Value at beginning of period                 $  14.35     $    11.69    $     10.00
Value at end of period                       $  13.23     $    14.35    $     11.69
Increase (decrease) in value of              $  (1.12)                  $
accumulation units                                        $     2.66    1.69
                                    33,123.86

Number of accumulation units outstanding
at end of period                                          11,336.44      0
-------------------------------------------- ------------ ------------- ------------

        KEY

Current Accumulation Unit Values can be obtained by calling GWL&A toll-free at 1-800-523-4106 a The Investment Division commenced operations under this contract on September 19, 1994, at a unit value of $10.00 b The Investment Division commenced operations under this contract on January 6, 1995, at a unit value of $10.00.
c The Investment Division first commenced operations under this contract on January 18, 1995, at a unit value of $10.00. d The Investment Division commenced operations under this contract on March 9, 1995, at a unit value of $10.00.
e The Investment Division commenced operations under this contract on August 4, 1995, at a unit value of $10.00. f The Investment Division commenced operations under this contract on August 8, 1995, at a unit value of $10.00.

g The Investment Division commenced operations under this contract on October 1, 1996, at a unit value of $10.00. h The Investment Division commenced operations under this contract on January 15, 1998, at a unit value of $10.00.
i The Investment Division commenced operations under this contract on November 12, 1998, at a unit value of $10.00. j On April 7, 1999 the Maxim Series Fund Board of Directors authorized the name changes of the indicated portfolios to indicate the name of the sub-adviser managing these funds. The portfolio names that existed prior to this time were Maxim MidCap Value, Maxim Corporate Bond, Maxim Small-Cap Value, Maxim Blue Chip and Maxim MidCap Growth, respectively. k On February 5, 1999 the Maxim MidCap (Growth Fund1) changed sub-advisers and its name and objective.


                    APPENDIX B - CALCULATION OF THE NET INVESTMENT FACTOR



    The Net Investment Factor for each Variable Sub-Account for any Valuation Period is determined by dividing (a) by (b), and subtracting (c) from the result where:

(a) is the net result of:

     (i) the net asset value per share of the Eligible Fund shares determined as of the end of the current Valuation Period, plus

     (ii) the per share amount of any dividend (or, if applicable, capital gain distributions) made by the Eligible Fund on shares if the "ex-dividend" date occurs during the current Valuation Period, minus or plus

     (iii)a per unit charge or credit for any taxes incurred by or provided for in the Variable Sub-Account, which is determined by GWL&A to have resulted from the investment operations of the Variable Sub-Account; and

(b) is the net asset value per share of the Eligible Fund shares determined as of the end of the immediately preceding Valuation Period, minus or plus

(c) is an amount representing the Mortality and Expense Risk Charge deducted from each Variable Sub-Account on a daily basis. Such amount is equal to 1.25%.

        The Net Investment Factor may be greater than, less than, or equal to one. Therefore, the Accumulation Unit Value may increase, decrease or remain unchanged.

    The net asset value per share referred to in paragraphs (a) (i) and (b) above, reflect the investment performance of the Eligible Fund as well as the payment of Eligible Fund expenses.


                                       B-


                              MAXIM SERIES ACCOUNT

                    Individual Flexible Premium Variable Annuity Contracts


                                    issued by


                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road

                        Greenwood Village, Colorado 80111

                         Telephone: (800) 468-8661 (Outside Colorado)
                                      (800) 547-4957 (Colorado)





                       STATEMENT OF ADDITIONAL INFORMATION






        This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus, dated April 30, 2001, which is available without charge by contacting Great-West Life & Annuity Insurance Company ("GWL&A") at the above address or at the above telephone number.





                                 April 30, 2001


                                TABLE OF CONTENTS


                                                                          Page

CUSTODIAN AND INDEPENDENT AUDITORS.........................................B-3
UNDERWRITER................................................................B-3
CALCULATION OF PERFORMANCE DATA............................................B-4
FINANCIAL STATEMENTS.......................................................B-5



                       CUSTODIAN AND INDEPENDENT AUDITORS


        A.     Custodian

               The assets of Maxim Series Account (the "Series Account") are held by GWL&A. The assets of the Series Account are kept physically segregated and held separate and apart from the general account of GWL&A. GWL&A maintains records of all purchases and redemptions of shares of the Eligible Funds. Additional protection for the assets of the Series Account is afforded by blanket fidelity bonds issued to The Great-West Life Assurance Company ("Great-West") in the amount of $50 million (Canadian), per occurrence, which covers all officers and employees of GWL&A.


        B.     Independent Auditors

     The accounting firm of Deloitte & Touche LLP performs certain accounting and auditing services for Great-West Life & Annuity Insurance Ccompany and the Series Account. The principal business address of Deloitte & Touche LLP is 555 Seventeenth Street, Suite 3600, Denver, Colorado 80202-3942.


     The consolidated balance sheets of Great-West Life & Annuity Insurance Company as of December 31, 2000 and 1999, and the related consolidated statements of income, stockholder's equity, and cash flows and each of the three years in the period ended December 31, 2000, as well as the financial statements of the Series Account for the years ended December 31, 2000 and 1999, which are included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as set forth in their reports appearing herein and are included in reliance upon such reports given upon such firm as experts in accounting and auditing.



                                   UNDERWRITER


        The offering of the Contracts is made on a continuous basis by BenefitsCorp Equities, Inc. ("BCE"), a wholly owned subsidiary of GWL&A. Prior to 1996, the Contracts were offered through Great-West an affiliate of GWL&A. BCE received commissions paid by GWL&A in the amount of $679.98 for 2000, $35,538.51 for 1999, and $26,417.09 for 1998.



                         CALCULATION OF PERFORMANCE DATA

A. Yield and Effective Yield Quotations for the Money Market Investment Division
   -----------------------------------------------------------------------------


        The yield quotation for the Money Market Investment Division set forth in the Prospectus is for the seven-day period ended December 31, 2000 and is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit in the Money Market Investment Division at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Participant accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7) with the resulting yield figure carried to the nearest hundredth of one percent.

        The effective yield quotation for the Money Market Investment Division set forth in the Prospectus is for the seven-day period ended December 31, 2000 and is carried to the nearest hundredth of one percent, computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit in the Money Market Investment Division at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Participant accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:


                     EFFECTIVE YIELD = [(BASE PERIOD RETURN +1) 365/7]-1.


        For purposes of the yield and effective yield computations, the hypothetical charge reflects all deductions that are charged to all Participant accounts in proportion to the length of the base period, and for any fees that vary with the size of the account, the account size is assumed to be the Money Market Investment Division's mean account size. The specific percentage applicable to a particular withdrawal would depend on a number of factors including the length of time the Contract Owner has participated under the Contracts. (See ___ "Administrative ___ Charges, ___ Risk Charges and Premium
___ Taxes" in the prospectus.) No deductions or sales loads are assessed upon annuitization under the Contracts. Realized ___ gains and losses from the sale of securities ___ and ___ unrealized appreciation and depreciation of the Money Market Investment Division underlying the Eligible Fund are excluded from the calculation of yield.



B. Total  Return  Quotations  for All  Investment  Divisions  (Other  than Money
Market)
------------------------------------------------------------------------------


        The total return quotations set forth in the Prospectus are average annual total return quotations for the one, five and ten year periods (or since inception of the Investment Division) ended December 31, 2000. The quotations are computed by finding the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:


               P(1+T)n = ERV

Where:  P =      a hypothetical initial payment of $1,000

        T =      average annual total return

        n =      number of years

        ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the particular period at the end of the particular period


For purposes of the total return quotations, the calculations take into effect all fees that are charged to the Contract Value, and for any fees that vary with the size of the account, the account size is assumed to be the respective Investment Divisions' mean account size. The calculations also assume a complete redemption as of the end of the particular period and the maximum applicable sales charge.

In addition to standardized performance, ___ "non-standardized performance" data is also provided. Unlike standardized performance, non-standardized performance reflects average annual total return for periods prior to the inception of the Investment Division. This is possible in cases where the underlying Eligible Fund in which the Investment Division invests was created before the Investment Division's inception date. Consequently, the underlying Eligible Fund established a performance track record even before the Investment Division was created. In the case of an Investment Division that was recently created, there will be no standardized performance to show because the Investment Division will have been in existence for less than one full year. In these cases, only non-standardized performance is provided if the underlying Eligible Fund in which such an Investment Division invests was in existence ___ prior to the Investment ___ Division's ___ inception date. Both standardized performance and non-standardized performance utilize the same calculation method which reflects deductions for the highest level of recurring charges under the Contract. However, non-standardized performance may be shown with and without the effect of any Contingent Deferred Sales Charges imposed upon a total withdrawal of your interest in the Group Contract.





                              FINANCIAL STATEMENTS

        The consolidated financial statements of GWL&A as contained herein should be considered only as bearing upon GWL&A's ability to meet its obligations under the Contracts, and they should not be considered as bearing on the investment performance of the Series Account. The variable interest of Contract Owners under the Contracts are affected solely by the investment results of the Series Account.

                                      C-20





Maxim Series Account of
Great-West Life & Annuity
Insurance Company
Financial Statements
for the Years Ended
December 31, 2000 and 1999
and Independent Auditors' Report














INDEPENDENT AUDITORS' REPORT


To the Board of Directors and Contract Owners of
    Maxim Series Account of
    Great-West Life & Annuity Insurance Company

We have audited the accompanying statement of assets and liabilities of Maxim Series I, Maxim Series II and Maxim Series III of Maxim Series Account of Great-West Life & Annuity Insurance Company (the "Series Account") as of December 31, 2000, and the related statements of operations for the year then ended, by investment division, and the statements of changes in net assets for each of the two years in the period then ended, by investment division. These financial statements are the responsibility of the Series Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Maxim Series I, Maxim Series II and Maxim Series III of Maxim Series Account of Great-West Life & Annuity Insurance Company as of December 31, 2000, the results of its operations for the year then ended, by investment division, and the changes in its net assets for each of the two years in the period then ended, by investment division, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

February 26, 2001






MAXIM SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER  31, 2000

------------------------------------------------------------------------------------------------------------------

MAXIM SERIES I

ASSETS
                                                                          Shares          Cost           Value
Investments in underlying affiliated funds:
Maxim Series Fund, Inc.         Bond Portfolio / Qualified                           $      6,208   $       6,208
                                                                             5,399
Maxim Series Fund, Inc.         Bond Portfolio / Non-Qualified                             98,721          97,731
                                                                            84,999
Maxim Series Fund, Inc.         Money Market Portfolio / Non-Qualified                     35,482          35,482
                                                                            35,464
Maxim Series Fund, Inc.         Stock Index Portfolio / Qualified                          16,331          16,331
                                                                             4,863
                                                                                     -------------  --------------

Total Investments                                                                    $    156,742         155,752
                                                                                       ===========

Other assets and liabilities:
  Investment Income Due and Accrued                                                                            12
  Due to Great-West Life & Annuity Insurance Company                                                         (53)
                                                                                                      ------------

NET ASSETS APPLICABLE TO OUTSTANDING UNITS OF CAPITAL (Note 5)                                      $     155,711
                                                                                                      ============

See notes to financial statements.

MAXIM SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER  31, 2000

---------------------------------------------------------------------------------------------------------

MAXIM SERIES II

ASSETS
                                                                  Shares          Cost          Value
Investments in underlying affiliated funds:
Maxim Series Fund, Inc.  Bond / Qualified                                    $   1,036,869 $     985,527
                                                                    857,143
Maxim Series Fund, Inc.  Bond / Non-Qualified                       803,363        972,250       923,693
Maxim Series Fund, Inc.  Money Market / Qualified                   660,038        660,373       660,373
Maxim Series Fund, Inc.  Money Market / Non-Qualified             1,025,545      1,026,080     1,026,066
Maxim Series Fund, Inc.  Stock Index / Qualified                  3,862,685     10,662,728    12,971,119
Maxim Series Fund, Inc.  Stock Index / Non-Qualified              2,447,701      6,438,656     8,219,521
Maxim Series Fund, Inc.  US Government Securities / Qualified     2,091,786      2,293,947     2,272,634
Maxim Series Fund, Inc.  US Government Securities /               3,631,908      3,955,018     3,945,910
                         Non-Qualified
                                                                             --------------  ------------

Total Investments                                                               27,045,921    31,004,843
                                                                             ==============

Other assets and liabilities:
Investment income due and accrued                                                                    560
Due to Great-West Life &  Annuity Insurance Company                                          (11,744.00)
                                                                                           --------------


NET ASSETS APPLICABLE TO OUTSTANDING UNITS OF CAPITAL                                      $  30,993,659
                                                                                           ==============

See notes to financial statements.

MAXIM SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER  31, 2000

----------------------------------------------------------------------------------------------------------

MAXIM SERIES III

ASSETS
                                                                     Shares          Cost          Value
Investments in underlying affiliated funds:
Maxim Series Fund, Inc.         Aggressive Profile                   73,818         88,388 $       80,646
Maxim Series Fund, Inc.         Ariel MidCap Value                  411,133        680,681        708,787
Maxim Series Fund, Inc.         Ariel Small-Cap Value                65,266         51,093         61,168
Maxim Series Fund, Inc.         Bond                                796,388        949,860        915,672
Maxim Series Fund, Inc.         Conservative Profile                122,805        124,376        124,294
Maxim Series Fund, Inc.         Founders Growth & Income             65,662         72,421         61,647
Maxim Series Fund, Inc.         Growth Index                        668,502      1,744,734      1,297,602
Maxim Series Fund, Inc.         Index 600                           471,791        412,771        361,753
Maxim Series Fund, Inc.         Invesco Balanced                  2,072,160      2,915,960      2,602,305
Maxim Series Fund, Inc.         Invesco Intl Growth (ADR)           252,630        405,818        405,118
Maxim Series Fund, Inc.         Invesco Small Cap Growth            747,867      1,914,037      1,628,396
Maxim Series Fund, Inc.         Loomis Sayles Corporate Bond        886,095      1,024,494        909,384
Maxim Series Fund, Inc.         Moderate Profile                    282,040        294,938        293,699
Maxim Series Fund, Inc.         Moderately Aggressive Profile       353,978        399,507        382,479
Maxim Series Fund, Inc.         Moderately Conservative              64,392         65,971         65,252
                                Profile
Maxim Series Fund, Inc.         Money Market                      1,243,956      1,244,588      1,244,588
Maxim Series Fund, Inc.         Stock Index                       1,293,098      4,517,079      4,342,300
Maxim Series Fund, Inc.         T. Rowe Price Equity/Income         966,760      1,686,579      1,608,714
Maxim Series Fund, Inc.         T. Rowe Price MidCap Growth         406,670        631,777        635,101
Maxim Series Fund, Inc.         US Government Securities            146,855        159,295        159,552
Maxim Series Fund, Inc.         Value Index                         101,528        175,873        166,987

Investments in Underlying Funds
Dreyfus Family Of Funds         Stock Index                           9,641        338,641        327,793
Fidelity Investments            VIP II Contrafund                    18,467        486,795        438,407
Janus Aspen Funds               Flexible Income                       8,440         97,388         96,719
Neuberger & Berman Management   AMT Partners Portfolio               17,966        309,421        290,513
Templeton                       International Class I                12,724        252,522        238,954
                                                                             -----------------------------

Total Investments                                                            $  21,045,007     19,447,830
                                                                             ==============

Other assets and liabilities:
  Investment income due and accrued                                                                   363
  Due to Great-West Life &  Annuity Insurance Company                                             (5,955)
  Other liabilities                                                                                   (2)
                                                                                           ---------------

NET ASSETS APPLICABLE TO OUTSTANDING UNITS OF CAPITAL                                      $   19,442,236
                                                                                           ===============

See notes to financial statements.


MAXIM SERIES ACCOUNT OF
GREAT WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2000

------------------------------------------------------------------------------------------------------------------------------------
                                                Maxim Bond       Maxim Bond       Maxim Money        Maxim Stock       Total Maxim
                                                Portfolio         Portfolio          Market             Index           Series I
                                                                                   Portfolio         Portfolio
                                                Investment       Investment        Investment        Investment
                                                Division          Division         Division           Division           Account
                                            ----------------------------------------------------------------------------------------
                                                Qualified            Non         Non Qualified        Qualified
                                                                 Qualified
                                              --------------   ---------------  ----------------   ---------------

Maxim Series I
INVESTMENT INCOME                           $           388  $          6,234  $          2,035  $          1,656  $          10,313

EXPENSES - mortality and expense risks                   74             1,193               431               218              1,916
                                              --------------   ---------------  ----------------   ---------------   ---------------

NET INVESTMENT INCOME (LOSS)                            314             5,041             1,604             1,438              8,397
                                              --------------   ---------------  ----------------   ---------------   ---------------

NET UNREALIZED GAIN
(LOSS) ON INVESTMENTS:

Net realized gain (loss) on investments                 (1)           (4,235)               (2)              (85)            (4,323)

Net change in unrealized appreciation
(depreciation) on investments                            42             4,676                 2           (2,969)              1,751
                                              --------------   ---------------  ----------------   ---------------   ---------------

NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS:                                   41               441                 -           (3,054)            (2,572)
                                              --------------   ---------------  ----------------   ---------------   ---------------

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                   $           355  $          5,482  $          1,604  $        (1,616)  $           5,825
                                              ==============   ===============  ================   ===============   ===============






See notes to financial statements                                                                                        (Continued)

MAXIM SERIES ACCOUNT OF
GREAT WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2000

----------------------------------------------------------------------------------------------------------------------

                                                                          Maxim         Maxim Money
                                                                            Money
                                             Maxim Bond    Maxim Bond       Market        Market        Maxim Stock
                                            Portfolio      Portfolio      Portfolio      Portfolio         Index
                                                                                                         Portfolio
                                            Investment                                  Investment       Investment
                                                          Investment     Investment
                                             Division      Division        Division      Division         Division
                                            Qualified         Non         Qualified         Non          Qualified
                                                          Qualified                     Qualified
                                          ------------- -------------------------------------------- -----------------

Maxim Series II
INVESTMENT INCOME                         $     65,333  $              $             $              $
                                                               63,784         43,028         71,594         1,346,495

EXPENSES - mortality and expense  risks         14,007
                                                               13,752         10,281         17,006           206,412
                                          ------------- -------------- -----------------------------------------------

NET INVESTMENT INCOME (LOSS)
                                                51,326         50,032         32,747         54,588         1,140,083
                                          ------------- -------------- -----------------------------------------------

NET UNREALIZED GAIN
(LOSS) ON INVESTMENTS:

Net realized gain (loss) on investments       (12,897)
                                                             (12,746)        (5,135)            400         1,532,010

Net change in unrealized appreciation           20,266                                                    (3,992,542)
                                                               19,930          5,134          (400)
                                          ------------- -------------- -----------------------------------------------
(depreciation) on investments

NET REALIZED AND UNREALIZED GAIN                 7,369                                                    (2,460,532)
                                                                7,184            (1)              -
                                          ------------- -------------- -----------------------------------------------
(LOSS) ON INVESTMENTS:

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                 $     58,695  $              $             $              $     (1,320,449)
                                                               57,216         32,746         54,588
                                          ============= ============== ===============================================








See notes to financial statements                                                                                       (Continued)

MAXIM SERIES ACCOUNT OF
GREAT WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2000

--------------------------------------------------------------------------------------------------------------------------
                                                               Maxim U.S.    Maxim U.S.     American Century
                                                                Government    Government     VP Capital
                                                   Maxim                     Securities     Appreciation
                                                  Stock       Securities
                                                    Index      Portfolio      Portfolio       Portfolio      Total Maxim
                                                 Portfolio
                                                               Investment    Investment      Investment       Series II
                                                Investment
                                                 Division       Division      Division        Division         Account
                                             -----------------------------------------------------------------------------
                                             --------------  ------------- --------------
                                                Non            Qualified         Non          Qualified
                                                Qualified                    Qualified
                                             --------------  ------------- --------------  ---------------

Maxim Series II
INVESTMENT INCOME                            $              $              $              $        17,302  $
                                                    862,069       140,857        238,685                        2,849,147

EXPENSES - mortality and expense risks                                                              3,624
                                                    138,339        31,799         53,780                          489,000
                                             ----------------------------- -------------- ---------------- ---------------

NET INVESTMENT INCOME (LOSS)                                                                       13,678
                                                    723,730       109,058        184,905                        2,360,147
                                             ----------------------------- -------------- ---------------- ---------------

NET UNREALIZED GAIN
(LOSS) ON INVESTMENTS:

Net realized gain (loss) on investments
                                                  1,547,520      (18,557)       (18,201)          202,414       3,214,808

Net change in unrealized appreciation
                                                (3,153,810)       104,666        170,913        (150,441)     (6,976,284)
(depreciation) on investments
                                             ----------------------------- -------------- ---------------- ---------------

NET REALIZED AND UNREALIZED GAIN                                                                   51,973
                                                (1,606,290)        86,109        152,712                      (3,761,476)
(LOSS) ON INVESTMENTS:
                                             ----------------------------- -------------- ---------------- ---------------

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                    $              $              $              $        65,651  $
                                                  (882,560)       195,167        337,617                      (1,401,329)
                                             ============================= ============== ================ ===============







See notes to financial statements                                                                                       (Continued)

MAXIM SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2000

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       Maxim
                              Maxim                                                     Maxim        Founders
                           Aggressive     Maxim Ariel    Maxim Ariel                  Conservative  Growth and
                             Profile        Mid-cap       Small-Cap     Maxim Bond     Profile        Income      Maxim Growth
                                             Value
                            Portfolio      Portfolio        Value        Portfolio     Portfolio     Portfolio        Index
                                                          Portfolio                                                 Portfolio
                           Investment     Investment     Investment      Investment   Investment    Investment      Investment
                            Division       Division       Division       Division      Division      Division        Division
                          ------------- -------------- -------------- -------------- ------------  ------------- ---------------

Maxim Series III
INVESTMENT INCOME         $      4,244  $      39,031  $       3,219  $      53,265  $     6,820   $      3,728  $      170,497

EXPENSES - mortality and         1,220          9,408            796         10,053        1,601            932          15,090
expense
risks
                          -------------- -------------- -------------- -------------- ------------  ------------- --------------

NET INVESTMENT INCOME            3,024         29,623          2,423         43,212        5,219          2,796         155,407
(LOSS)
                          ------------- -------------- -------------- -------------- ------------  ------------- ---------------

NET UNREALIZED GAIN
(LOSS) ON INVESTMENTS:

Net realized gain (loss)         3,050         15,269       (17,064)        (4,772)      (4,249)            104           9,785
on investments

Net change in unrealized
appreciation
(depreciation) on             (12,756)         32,302         24,762         10,817        3,450       (19,074)       (527,855)
investments
                          -------------   ------------ -------------- -------------- ------------  ------------- ---------------

NET REALIZED AND
UNREALIZED GAIN
(LOSS) ON INVESTMENTS:         (9,706)         47,571          7,698          6,045        (799)       (18,970)       (518,070)
                          -------------   ------------ -------------- -------------- ------------  ------------- ---------------

NET INCREASE (DECREASE)
IN NET ASSETS
RESULTING FROM OPERATIONS $    (6,682)  $      77,194  $      10,121  $      49,257  $     4,420   $   (16,174)  $    (362,663)
                          ============= ============== ============== ============== ============  ============= ===============










See notes to financial statements                                                                                        (Continued)

MAXIM SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2000

------------------------------------------------------------------------------------------------------------------------------------
                                                            Maxim          Maxim                                       Maxim
                                             Maxim         INVESCO        INVESCO         Maxim         Maxim       Moderately
                               Maxim        INVESCO      International   Small-Cap       Loomis        Moderate     Aggressive
                                                                                         Sayles
                               Index        Balanced        Growth        Growth        Corporate      Profile        Profile
                             600           Portfolio       Portfolio     Portfolio        Bond         Portfolio     Portfolio
                             Portfolio                       (ADR)                      Portfolio
                             Investment    Investment     Investment    Investment     Investment     Investment    Investment
                              Division      Division       Division      Division       Division       Division      Division
                           ------------- -------------  -------------- ------------- -------------- -------------  -------------

Maxim Series III
INVESTMENT INCOME          $     44,688  $    259,725   $      38,615  $    237,343  $      73,956  $     18,564   $     29,072

EXPENSES - mortality and          4,411        30,462           5,397        22,551         11,680         3,917          4,868
expense risks
                          -------------- -------------  ---------------------------- -------------- -------------  -------------

NET INVESTMENT INCOME            40,277       229,263          33,218       214,792         62,276        14,647         24,204
(LOSS)
                          -------------- -------------  ---------------------------- -------------- -------------  -------------

NET UNREALIZED GAIN
(LOSS) ON INVESTMENTS:

Net realized gain (loss)       (39,365)         4,894          38,143       246,292       (15,217)         9,211         17,929
on investments

Net change in unrealized
appreciation
(depreciation) on                32,415     (310,962)       (125,910)     (762,113)       (16,532)      (30,104)       (61,734)
investments
                           ------------- -------------  ---------------------------- -------------- -------------  -------------

NET REALIZED AND
UNREALIZED GAIN
(LOSS) ON INVESTMENTS:          (6,950)     (306,068)        (87,767)     (515,821)       (31,749)      (20,893)       (43,805)
                           ------------- -------------  ---------------------------- -------------- -------------  -------------

NET INCREASE (DECREASE)
IN NET ASSETS
RESULTING FROM OPERATIONS  $     33,327  $   (76,805)   $    (54,549)  $  (301,029)  $      30,527  $    (6,246)   $   (19,601)
                           ============= =============  ============== ============= ============== =============  =============










See notes to financial statements                                                                                       (Continued)

MAXIM SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2000

------------------------------------------------------------------------------------------------------------------------------------
                               Maxim                                                     Maxim T.
                            Moderately                                    Maxim T.      Rowe Price   Maxim U.S.
                            Conservative   Maxim Money                   Rowe Price      Mid-Cap     Government       Maxim
                              Profile        Market       Maxim Stock    Equity/Income    Growth     Securities    Value Index
                             Portfolio      Portfolio        Index        Portfolio      Portfolio    Portfolio     Portfolio
                                                           Portfolio
                             Investment    Investment     Investment     Investment     Investment   Investment     Investment
                             Division       Division       Division       Division       Division     Division       Division
                           ------------- -------------- --------------  ------------- ------------- ------------ ---------------

Maxim Series III
INVESTMENT INCOME          $      2,576  $      70,914  $     440,348   $    174,969  $     50,413  $    13,455  $        9,948

EXPENSES - mortality                798         14,745         54,362         17,849         6,909        2,944             719
and expense risks
                           ------------- -------------- --------------  ------------- ------------- ------------ ---------------

NET INVESTMENT INCOME             1,778         56,169        385,986        157,120        43,504       10,511           9,229
(LOSS)                     ------------- -------------- --------------  ------------- ------------- ------------ ---------------

UNREALIZED GAIN
(LOSS) ON INVESTMENTS:

Net realized gain (loss)          (254)           (54)        236,729       (10,983)        22,064      (5,662)         (1,250)
on investments

Net change in unrealized
appreciation
(depreciation) on               (2,550)             54    (1,000,201)         16,185      (31,122)       14,289         (5,911)
investments
                           ------------- -------------- --------------  ------------- ------------- ------------ ---------------

NET REALIZED AND UNREALIZED
GAIN
(LOSS) ON INVESTMENTS:          (2,804)              -      (763,472)          5,202       (9,058)        8,627         (7,161)
                           ------------- -------------- --------------  ------------- ------------- ------------ ---------------

NET INCREASE (DECREASE) IN
NET ASSETS
RESULTING FROM OPERATIONS  $    (1,026)  $      56,169  $   (377,486)   $    162,322  $     34,446  $    19,138  $        2,068
                           ============= ============== ==============  ============= ============= ============ ===============










See notes to financial statements                                                                                       (Continued)

MAXIM SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2000

--------------------------------------------------------------------------------------------------------------------------------
                                                           American                                                 Neuberger &
                                                          Century VP      Dreyfus                                     Berman
                                            American        Capital      Family of                   Janus Aspen    Management
                                           Century VP     Appreciation   Funds Stock    Fidelity        Fund            AMT
                                                                                         VIP II       Flexible       Partners
                                            Balanced         Fund        Index Fund     Contrafund   Income Fund     Portfolio
                                      Fund
                                           Investment     Investment     Investment    Investment    Investment     Investment
                                            Division       Division       Division      Division      Division       Division
                                       ---------------- -------------- ------------- ------------- -------------- --------------

Maxim Series III
INVESTMENT INCOME                       $            -  $       5,066  $     13,597  $     42,606  $       4,729  $      44,606

EXPENSES - mortality and                             -            957         2,435         5,148            496          1,427
expense risks
                                        --------------- -------------- ------------- ------------- -------------- --------------

NET INVESTMENT INCOME                                -          4,109        11,162        37,458          4,233         43,179
(LOSS)
                                        --------------- -------------- ------------- ------------- -------------- --------------

NET UNREALIZED GAIN
(LOSS) ON INVESTMENTS:

Net realized gain (loss) on                          -         81,287       (5,713)         1,011        (3,844)        (8,823)
investments

Net change in unrealized appreciation
(depreciation) on investments                        -       (65,553)      (43,389)      (70,688)          5,036       (27,635)
                                        --------------- -------------- ------------- ------------- -------------- --------------

NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS:                               -         15,734       (49,102)     (69,677)          1,192        (36,458)
                                        --------------- -------------- ---------------------------  ------------- ---------------

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS               $            -  $      19,843  $    (37,940) $   (32,219)   $      5,425  $        6,721
                                        =============== ============== ===========================  ============= ===============







See notes to financial statements                                                                                        (Continued)

MAXIM SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2000

---------------------------------------------------------------------


                                    Templeton
                                  International
                                            Class I      Total Maxim
                                          Investment     Series III
                                           Division       Division
                                       --------------- --------------

Maxim Series III
INVESTMENT INCOME                       $      29,842  $   1,885,836

EXPENSES - mortality and expense risks          1,044        232,219
                                        -------------- --------------

NET INVESTMENT INCOME (LOSS)                   28,798      1,653,617
                                        -------------- --------------

NET UNREALIZED GAIN
(LOSS) ON INVESTMENTS:

Net realized gain (loss) on                     (292)        568,226
investments

Net change in unrealized appreciation
(depreciation) on investments                (31,711)    (3,006,490)
                                        -------------- --------------

NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS:                       (32,003)    (2,438,264)
                                        -------------- --------------

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS               $     (3,205)  $   (784,647)
                                        ============== ==============









See notes to financial statements                                   (Continued)


MAXIM SERIES ACCOUNT OF
GREAT WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2000 AND 1999

------------------------------------------------------------------------------------------------------------------------------------

                                                                              Maxim Money Market       Maxim Stock Index
                             Maxim Bond Portfolio   Maxim Bond Portfolio           Portfolio               Portfolio
                             Investment Division     Investment Division      Investment Division     Investment Division
                                 Qualified              Non Qualified           Non Qualified              Qualified
                          ---------------------- -------------------------- ---------------------- ------------------------

                              2000       1999         2000         1999        2000        1999        2000        1999
                              ----       ----         ----         ----        ----        ----        ----        ----

Maxim Series I
--------------
FROM OPERATIONS:
Net investment income          $314  $    $273  $      $5,041 $    $4,401  $  $1,604  $   $1,152  $    $1,438 $      $774
(loss)

Net realized gain (loss)        (1)        (1)        (4,235)     (3,939)        (2)         (1)         (85)       (150)
on investments
Net change in unrealized
appreciation
(depreciation) on               42      (361)          4,676     (2,584)          2           1      (2,969)       2,117
investments               ----------- ---------- -------------------------- ---------- ----------- ------------------------

Increase (decrease) in
net assets
resulting from
operations                       355       (89)          5,482     (2,122)      1,604       1,152      (1,616)       2,741
                          ----------- ---------- -------------------------- ---------- ----------- ------------------------

FROM UNIT TRANSACTIONS
(by category):

Purchases :                        -          -            261      48,536          -           -            -           -

Redemption :                     (8)        (9)       (46,886)           -       (60)        (57)         (22)        (21)

Net transfers :                    -          -              -           -          -           -            -
                          ----------- ---------- -------------------------- ---------- ----------- ------------------------

Increase (decrease)
in net assets
resulting from
unit transactions                (8)        (9)       (46,625)      48,536       (60)        (57)         (22)        (21)
                          ----------- ---------- -------------------------- ---------- ----------- ------------------------

INCREASE (DECREASE) IN          347       (98)       (41,143)      46,414      1,544       1,095      (1,638)       2,720
NET ASSETS

Contributions from                -          -              -           -          -           -            -           -
(Distribution to) GWLA

NET ASSETS :
Beginning of period            5,862      5,960        138,844      92,430     33,937      32,842       17,958      15,238
                          ----------- ---------- -------------------------- ---------- ----------- ------------------------
End of period             $   $6,209  $  $5,862  $     $97,701 $  $138,844  $ $35,481  $  $33,937  $   $16,320 $   $17,958
                          =========== ========== ========================== ========== =========== ========================



See notes to financial statements                                                                                        (Continued)

MAXIM SERIES ACCOUNT OF
GREAT WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2000 AND 1999

----------------------------------------------------------------------------------

                                                        Total Maxim Series I
                                                              Account
                                                   -------------------------------

                                                      2000               1999
                                                      ----               ----

Maxim Series I
--------------
FROM OPERATIONS:
Net investment income (loss)                     $      $8,397     $       $6,600

Net realized gain (loss) on investments                (4,323)            (4,091)
Net change in unrealized appreciation
(depreciation) on investments                            1,751              (827)
                                                 --------------    ---------------

Increase (decrease) in net assets
resulting from
operations                                               5,825              1,682
                                                 --------------    ---------------

FROM UNIT TRANSACTIONS (by category):
Purchases :                                                261             48,536

Redemption :                                          (46,976)               (87)

Net transfers :                                              -                  -
                                                 --------------    ---------------

Increase (decrease) in net assets
resulting from
unit transactions                                     (46,715)             48,449
                                                 --------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                     (40,890)             50,131

Contributions from (Distribution to) GWLA

NET ASSETS :
Beginning of period                                    196,601            146,470
                                                 --------------    ---------------
End of period                                    $    $155,711     $     $196,601
                                                 ==============    ===============

See notes to financial statements                                                  (Continued)

MAXIM SERIES ACCOUNT OF
GREAT WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2000 AND 1999

------------------------------------------------------------------------------------------------------------------------------------

                                                                                    Maxim Money Market       Maxim Money Market
                                Maxim Bond Portfolio      Maxim Bond Portfolio          Portfolio                Portfolio
                                Investment Division       Investment Division      Investment Division      Investment Division
                                     Qualified               Non Qualified              Qualified              Non Qualified
                             ------------------------- ---------------------------------------------------------------------------

                                 2000         1999         2000         1999        2000         1999        2000         1999
                                 ----         ----         ----         ----        ----         ----        ----         ----

Maxim Series II
---------------
FROM OPERATIONS:
Net investment income (loss) $    51,326  $    54,278  $    50,032  $    54,115 $    32,747  $    35,194 $    54,588  $    33,840

Net realized gain (loss) on     (12,897)      (6,788)     (12,746)      (8,981)     (5,135)      (5,063)         400          360
investments
Net change in unrealized
appreciation
(depreciation) on investments     20,266     (67,529)       19,930     (66,442)       5,134        5,064       (400)        (360)
                             ------------ ------------ ------------ ------------------------ ------------------------ ------------

Increase (decrease) in net
assets resulting from
operations                        58,695     (20,039)       57,216     (21,308)      32,746       35,195      54,588       33,840
                             ------------ ------------ ------------ ------------------------ ------------------------ ------------

FROM UNIT TRANSACTIONS
(by category):
Purchases payments :               2,845        3,284        1,746        1,814           -          257           -          217

Redemption :                   (145,996)    (157,538)    (106,310)    (171,463)   (417,916)    (169,651)   (446,421)    (107,909)

Net transfers :                 (44,991)     (30,255)     (93,000)     (88,096)     (3,561)      105,666     113,985      532,421
                             ------------ ------------ ------------ ------------------------ ------------------------ ------------

Increase (decrease) in net
assets resulting from
unit transactions              (188,142)    (184,509)    (197,564)    (257,745)   (421,477)     (63,728)   (332,436)      424,729
                             ------------ ------------ ------------ ------------------------ ------------------------ ------------

INCREASE (DECREASE) IN         (129,447)    (204,548)    (140,348)    (279,053)   (388,731)     (28,533)   (277,848)      458,569
NET ASSETS

Contributions from                   176            -          435            -           -                        -            -
(Distribution to) GWLA

NET ASSETS :
Beginning of period            1,114,420    1,318,968    1,063,253    1,342,306   1,049,073    1,077,606   1,303,869      845,300
                             ------------ ------------ ------------ ------------------------ ------------------------ ------------
End of period                $   985,149  $ 1,114,420  $   923,340  $ 1,063,253 $   660,342  $ 1,049,073 $ 1,026,021  $ 1,303,869
                             ============ ============ ============ ======================== ======================== ============


See notes to financial statements                                                                                     (Continued)

MAXIM SERIES ACCOUNT OF
GREAT WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2000 AND 1999

------------------------------------------------------------------------------------------------------------------------------------

                                                                                        Maxim U.S.
                                                                                        Government       Maxim U.S. Government
                                  Maxim Stock Index          Maxim Stock Index      Securities Portfolio  Securities Portfolio
                                      Portfolio                  Portfolio
                                Investment Division        Investment Division      Investment Division    Investment Division
                                     Qualified                Non Qualified              Qualified            Non Qualified
                             -------------------------  ------------------------- ---------------------- -----------------------

                                 2000          1999         2000         1999         2000       1999       2000        1999
                                 ----          ----         ----         ----         ----       ----       ----        ----

Maxim Series II
---------------
FROM OPERATIONS:
Net investment income (loss) $  1,140,083  $   679,024  $   723,730  $   478,846  $  109,058  $ 112,476  $ 184,905  $   189,208

Net realized gain (loss) on     1,532,010    2,515,922    1,547,520    1,499,935    (18,557)   (18,248)   (18,201)     (25,440)
investments
Net change in unrealized
appreciation
(depreciation) on investments (3,992,542)    (574,663)   (3,153,810)   (171,710)     104,666   (124,092)   170,913    (224,971)
                             ------------- ------------ ------------ ------------ ----------- ---------- ---------- ------------

Increase (decrease) in net
assets resulting from
operations                    (1,320,449)    2,620,283    (882,560)    1,807,071     195,167   (29,864)    337,617     (61,203)
                             ------------- ------------ ------------ ------------ ----------- ---------- ---------- ------------

FROM UNIT TRANSACTIONS
(by category):

Purchases payments :               34,590      237,892       15,856       20,678       7,232      8,290    (5,804)        2,500

Redemptions :                 (2,346,744)   (2,639,500)  (2,477,761)   (1,335,042)  (342,287)  (446,024)  (302,264)   (942,158)

Net transfers :                   485,972     (71,793)      214,572       19,545    (32,475)   (50,433)   (48,491)    (454,423)
                             ------------- ------------ ------------ ------------ ----------- ---------- ---------- ------------

Increase (decrease) in net
assets resulting from
unit transactions             (1,826,182)   (2,473,401)  (2,247,333)   (1,294,819)  (367,530)  (488,167)  (356,559)  (1,394,081)
                             ------------- ------------ ------------ ------------ ----------- ---------- ---------- ------------

INCREASE (DECREASE) IN        (3,146,631)      146,882   (3,129,893)     512,252    (172,363)  (518,031)  (18,942)   (1,455,284)
NET ASSETS

Contributions from                (3,063)            -      (2,683)            -         791          -        807            -
(Distribution to) GWLA

NET ASSETS :
Beginning of period            16,115,913   15,969,031   11,348,989    10,836,737   2,443,335  2,961,366  3,962,539   5,417,823
                             -------------
                                           ------------ ------------ ------------ ----------- ---------- ---------- ------------
End of period                $ 12,966,219  $16,115,913  $ 8,216,413  $ 11,348,989 $ 2,271,763 $2,443,335 $3,944,404 $ 3,962,539
                             ============= ============ ============ ============ =========== ========== ========== ============



See notes to financial statements                                                                                      (Continued)

MAXIM SERIES ACCOUNT OF
GREAT WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2000 AND 1999

------------------------------------------------------------------------------------------------------------------------------------

                                               American Century VP        Total Maxim Series
                                                Cap Appr Portfolio             Accounts
                                               Investment Division       Investment Division

                                                    Qualified               Non Qualified
                                              -----------------------   -----------------------


                                                2000         1999         2000         1999
                                                ----         ----         ----         ----

Maxim Series II
---------------
FROM OPERATIONS:
Net investment income (loss)                $    13,678  $   (5,320)  $ 2,360,147  $ 1,631,661

Net realized gain (loss) on investments         202,414      (5,092)    3,214,808    3,946,605
Net change in unrealized appreciation
(depreciation) on investments                 (150,441)      221,099    (6,976,284) (1,003,604)
                                            ------------ ------------ ------------ ------------

Increase (decrease) in net assets resulting
from
operations                                       65,651      210,687    (1,401,329)  4,574,662
                                            ------------ ------------ ------------ ------------

FROM UNIT TRANSACTIONS (by category):
Purchases payments :                                  -            -       56,465      274,932

Redemption :                                   (16,374)     (14,611)    (6,602,073) (5,983,896)

Net transfers :                               (584,681)     (21,656)        7,330     (59,024)
                                            ------------ ------------ ------------ ------------

Increase (decrease) in net assets resulting
from
unit transactions                             (601,055)     (36,267)    (6,538,278) (5,767,988)
                                            ------------ ------------ ------------ ------------

INCREASE (DECREASE) IN NET ASSETS             (535,404)      174,420    (7,939,607) (1,193,326)

Contributions from (Distribution to) GWLA             -                   (3,537)            -

NET ASSETS :
Beginning of period                             535,412      360,992    38,936,803  40,130,129
                                            ------------ ------------ ------------ ------------
End of period                               $         8  $   535,412  $ 30,993,659 $38,936,803
                                            ============ ============ ============ ============



See notes to financial statements                                                                                        (Continued)

MAXIM SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2000 AND 1999

-----------------------------------------------------------------------------------------------------------------------------

                                         Maxim Aggressive         Maxim Ariel         Maxim Ariel Small        Maxim Bond
                                                                                             Cap
                                         Profile Portfolio       MidCap Value          Value Portfolio         Portfolio
                                                                   Portfolio
                                            Investment        Investment Division    Investment Division       Investment
                                             Division                                                           Division
                                         ------------------ ----------------------- --------------------- -------------------

                                          2000       1999      2000        1999        2000       1999       2000     1999
                                          ----       ----      ----        ----        ----       ----       ----     ----

Maxim Series III
----------------
FROM OPERATIONS:
Net investment income (loss)            $  3,024  $  4,426  $   29,623  $  175,987  $   2,423  $  10,106  $ 43,212  $ 37,692

Net realized gain (loss) on investments    3,050     2,159      15,269      13,013   (17,064)    (9,248)    (4,772)    (549)
Net change in unrealized appreciation
(depreciation) on investments            (12,756)    3,547      32,302   (206,561)     24,762    (7,860)    10,817   (47,437)
                                        --------- --------- ----------- ----------- ---------- ---------- --------- ---------

Increase (decrease) in net assets
resulting from
operations                               (6,682)    10,132      77,194    (17,561)     10,121    (7,002)    49,257   (10,294)
                                        --------- --------- ----------- ----------- ---------- ---------- --------- ---------

FROM UNIT TRANSACTIONS (by category):
Purchases payments :                      24,900     4,160      14,828      44,766        750     20,357    133,088   47,730

Redemption :                               (724)    (4,277)  (275,013)    (53,709)    (6,842)      (378)    (31,860) (23,043)

Net transfers :                          (19,045)   46,869   (177,440)       9,458   (34,646)   (23,619)    (38,205)  38,159
                                        --------- --------- ----------- ----------- ---------- ---------- --------- ---------

Increase (decrease) in net assets
resulting from
unit transactions                          5,131    46,752   (437,625)         515   (40,738)    (3,640)    63,023    62,846
                                        --------- --------- ----------- ----------- ---------- ---------- --------- ---------

INCREASE (DECREASE) IN NET ASSETS        (1,551)    56,884   (360,431)    (17,046)   (30,617)   (10,642)    112,280   52,552

NET ASSETS :
Beginning of period                       82,170    25,286   1,068,985   1,086,031     91,764    102,406    803,108  750,556
                                        --------- --------- ----------- ----------- ---------- ---------- --------- ---------
End of period                           $ 80,619  $ 82,170  $  708,554  $1,068,985  $  61,147  $  91,764  $ 915,388 $803,108
                                        ========= ========= =========== =========== ========== ========== ========= =========





See notes to financial statements                                                                                      (Continued)

MAXIM SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2000 AND 1999

------------------------------------------------------------------------------------------------------------------------------------

                                    Maxim Conservative     Maxim Founders Growth         Maxim Growth        Maxim Index 600
                                     Profile Portfolio         & Income Fund             Index Portfolio        Portfolio
                                                                 Portfolio
                                    Investment Division     Investment Division      Investment Division   Investment Division
                                  ------------------------------------------------ ---------------------------------------------

                                     2000        1999        2000         1999        2000       1999        2000       1999
                                     ----        ----        ----         ----        ----       ----        ----       ----

Maxim Series III
----------------
FROM OPERATIONS:
Net investment income (loss)      $    5,219 $     9,256 $     2,796  $     1,850  $ 155,407  $  47,138  $   40,277  $   28,652

Net realized gain (loss) on          (4,249)         363         104        (256)      9,785     69,416    (39,365)    (24,892)
investments
Net change in unrealized
appreciation
(depreciation) on investments          3,450     (3,091)    (19,074)        8,339    (527,855)   30,416      32,415      31,487
                                  ----------------------------------- ------------ ---------- ---------- ----------- -----------

Increase (decrease) in net assets
resulting from
operations                             4,420       6,528    (16,174)        9,933    (362,663)  146,970      33,327      35,247
                                  ----------------------------------- ------------ ---------- ---------- ----------- -----------

FROM UNIT TRANSACTIONS
(by category):

Purchases payments :                       -      26,509       1,819       60,805     77,674    214,823      22,323      45,382

Redemption :                        (34,188)     (1,000)       (403)            -    (74,253)     (604)    (37,329)    (21,144)

Net transfers :                     (37,643)     (4,425)     (3,119)      (3,268)    840,779    (175,471)  (21,667)       (821)
                                  ----------------------------------- ------------ ---------- ---------- ----------- -----------

Increase (decrease) in net assets
resulting from
unit transactions                   (71,831)      21,084     (1,703)       57,537    844,200     38,748    (36,673)      23,417
                                  ----------------------------------- ------------ ---------- ---------- ----------- -----------

INCREASE (DECREASE) IN NET ASSETS   (67,411)      27,612    (17,877)       67,470    481,537    185,718     (3,346)      58,664

NET ASSETS :
Beginning of period                  191,662     164,050      79,504       12,034    816,638    630,920     364,983     306,319
                                             ------------------------              ---------- ---------- ----------- -----------
                                  -----------                         ------------
End of period                     $  124,251 $   191,662 $    61,627  $    79,504  $ 1,298,175$ 816,638  $  361,637  $  364,983
                                  =================================== ============ ========== ========== =========== ===========






See notes to financial statements                                                                                       (Continued)

MAXIM SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2000 AND 1999

------------------------------------------------------------------------------------------------------------------------------------

                                                           Maxim INVESCO         Maxim INVESCO Small-Cap
                            Maxim INVESCO Balanced         International                                   Maxim Loomis Sayles
                                  Portfolio             Growth Portfolio (ADR)      Growth Portfolio          Corporate Bond
                                                                                                                Portfolio
                             Investment Division        Investment Division        Investment Division     Investment Division
                          ------------------------- ----------------------------------------------------------------------------

                              2000         1999          2000          1999         2000         1999        2000        1999
                              ----         ----          ----          ----         ----         ----        ----        ----

Maxim Series III
----------------
FROM OPERATIONS:
Net investment income     $   229,263  $   381,543   $    33,218  $    (2,293)  $   214,792  $   176,219 $    62,276 $   73,984
(loss)

Net realized gain (loss)        4,894       91,713        38,143        45,334      246,292       71,816    (15,217)   (22,659)
on investments
Net change in unrealized
appreciation
(depreciation) on           (310,962)    (144,086)     (125,910)        54,567    (762,113)      337,914    (16,532)   (10,200)
investments
                          ------------ ------------  ------------ ------------- ------------ -----------------------------------

Increase (decrease) in
net assets resulting from
operations                   (76,805)      329,170      (54,549)        97,608    (301,029)      585,949      30,527     41,125
                          ------------ ------------  ------------ ------------- ------------ -----------------------------------

FROM UNIT TRANSACTIONS
(by category):

Purchases payments :           61,714      155,234        30,010        12,514       66,218       13,530       4,125      8,269

Redemption :                (226,045)    (166,788)     (110,523)      (62,192)    (178,277)     (50,218)    (65,789)   (47,607)

Net transfers :               395,778     (62,967)         6,757      (89,396)      645,684    (162,552)       1,508   (225,173)
                          ------------ ------------  ------------ ------------- ------------ -----------------------------------

Increase (decrease) in
net assets resulting from
unit transactions             231,447     (74,521)      (73,756)     (139,074)      533,625    (199,240)    (60,156)   (264,511)
                          ------------ ------------  ------------ ------------- ------------ -----------------------------------

INCREASE (DECREASE) IN        154,642      254,649     (128,305)      (41,466)      232,596      386,709    (29,629)   (223,386)
NET ASSETS

NET ASSETS :
Beginning of period         2,421,972    2,167,323       533,287       574,753    1,383,409      996,700     938,703   1,162,089
                          ------------ ------------  ------------ ------------- ------------ -----------------------------------
End of period             $ 2,576,614  $ 2,421,972   $   404,982  $    533,287  $ 1,616,005  $ 1,383,409 $   909,074 $  938,703
                          ============ ============  ============ ============= ============ ===================================





See notes to financial statements                                                                                        (Continued)

MAXIM SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2000 AND 1999

---------------------------------------------------------------------------------------------------------------------------------

                                                                 Maxim Moderately     Maxim Moderately
                                            Maxim Moderate          Aggressive          Conservative        Maxim Money Market
                                          Profile Portfolio     Profile Portfolio    Profile Portfolio           Portfolio
                                           Investment Division     Investment            Investment         Investment Division
                                                                   Division              Division
                                         -----------------------------------------  -------------------- ------------------------

                                            2000      1999       2000       1999       2000      1999        2000        1999
                                            ----      ----       ----       ----       ----      ----        ----        ----

Maxim Series III
----------------
FROM OPERATIONS:
Net investment income (loss)             $  14,647 $  25,185  $  24,204  $  23,054  $   1,778  $  3,759  $   56,169  $    89,898

Net realized gain (loss) on investments      9,211       609     17,929      7,036      (254)     (342)        (54)         (49)
Net change in unrealized appreciation
(depreciation) on investments             (30,104)    19,032    (61,734)    38,837    (2,550)       985          54           49
                                         -------------------- ---------- ---------- ---------- --------- ----------- ------------

Increase (decrease) in net assets
resulting from
operations                                 (6,246)    44,826    (19,601)    68,927    (1,026)     4,402      56,169       89,898
                                         -------------------- ---------- ---------- ---------- --------- ----------- ------------

FROM UNIT TRANSACTIONS (by category):
Purchases payments :                        10,731   110,069     43,640    212,153          -         -     691,359    1,780,853

Redemption :                              (17,630)   (20,201)   (3,537)   (11,861)   (10,027)   (10,000)   (59,893)    (144,418)

Net transfers :                           (61,962)         -    (67,509)    12,451      7,697         -    (2,712,767)   775,955
                                         -------------------- ---------- ---------- ---------- --------- ----------- ------------

Increase (decrease) in net assets
resulting from
unit transactions                         (68,861)    89,868    (27,406)   212,743    (2,330)   (10,000)   (2,081,301) 2,412,390
                                         -------------------- ---------- ---------- ---------- --------- ----------- ------------

INCREASE (DECREASE) IN NET ASSETS         (75,107)   134,694    (47,007)   281,670    (3,356)   (5,598)    (2,025,132) 2,502,288

NET ASSETS :
Beginning of period                        368,708   234,014    429,359    147,689     68,586    74,184    3,333,677     831,389
                                                   ---------- ---------- ---------- ---------- --------- ----------- ------------
                                         ----------
End of period                            $ 293,601 $ 368,708  $ 382,352  $ 429,359  $  65,230  $ 68,586    1,308,545 $ 3,333,677
                                         ==================== ========== ========== ========== ========= =========== ============





See notes to financial statements                                                                                       (Continued)

MAXIM SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2000 AND 1999

-----------------------------------------------------------------------------------------------------------------------------------

                                                                                        Maxim T.Rowe Price
                                           Maxim Stock Index     Maxim T. Rowe Price          MidCap               Maxim U.S.
                                                                                                                   Government
                                               Portfolio            Equity/Income        Growth Portfolio     Securities Portfolio
                                                                      Portfolio
                                          Investment Division    Investment Division   Investment Division    Investment Division
                                         ---------------------- --------------------- ---------------------- ----------------------

                                            2000        1999       2000       1999       2000        1999       2000       1999
                                            ----        ----       ----       ----       ----        ----       ----       ----

Maxim Series III
----------------
FROM OPERATIONS:
Net investment income (loss)             $  385,986 $  164,346  $ 157,120  $ 164,119  $   43,504 $    7,350  $  10,511  $   14,135

Net realized gain (loss) on investments     236,729    512,630   (10,983)     98,828      22,064      2,495    (5,662)     (1,520)
Net change in unrealized appreciation
(depreciation) on investments             (1,000,201) (45,249)     16,185   (223,726)   (31,122)     19,868     14,289    (15,288)
                                         ---------------------- ---------- ---------- ---------------------- ---------- -----------

Increase (decrease) in net assets
resulting from
operations                                (377,486)    631,727    162,322     39,221      34,446     29,713     19,138     (2,673)
                                         ---------------------- ---------- ---------- ---------------------- ---------- -----------

FROM UNIT TRANSACTIONS (by category):
Purchases payments :                        799,483    245,958     36,412    118,498      13,262     21,484      3,265       2,516

Redemption :                              (495,798)   (200,982)  (315,272)  (162,684)   (55,446)   (16,279)   (168,190)   (30,558)

Net transfers :                             618,031   (863,974)  (86,018)   (29,774)     491,487    (3,919)      1,390    (50,110)
                                         ---------------------- ---------- ---------- ---------------------- ---------- -----------

Increase (decrease) in net assets
resulting from
unit transactions                           921,716   (818,998)  (364,878)  (73,960)     449,303      1,286   (163,535)   (78,152)
                                         ---------------------- ---------- ---------- ---------------------- ---------- -----------

INCREASE (DECREASE) IN NET ASSETS           544,230   (187,271)  (202,556)  (34,739)     483,749     30,999   (144,397)   (80,825)

NET ASSETS :
Beginning of period                       3,778,767   3,966,038  1,810,796  1,845,535    157,212    126,213    287,588     368,413
                                                    ----------- ---------- ---------- ---------------------- ---------- -----------
                                         -----------
End of period                            $4,322,997 $ 3,778,767 $1,608,240 $1,810,796 $  640,961 $  157,212  $ 143,191  $  287,588
                                         ====================== ========== ========== ====================== ========== ===========





See notes to financial statements                                                                                        (Continued)


MAXIM SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2000 AND 1999

------------------------------------------------------------------------------------------------------------------------------------

                                                                                American Century VP       Dreyfus Family of
                                   Maxim Value Index       American Century           Capital                Funds Stock
                                       Portfolio           VP Balanced Fund      Appreciation Fund           Index Fund
                                  Investment Division         Investment        Investment Division      Investment Division
                                                                Division
                                  ---------------------   ------------------- ----------------------- -------------------------

                                    2000        1999        2000      1999       2000        1999         2000         1999
                                    ----        ----        ----      ----       ----        ----         ----         ----

Maxim Series III
----------------
FROM OPERATIONS:
Net investment income (loss)     $    9,229  $   4,817   $       -  $    710  $    4,109  $  (1,413)  $    11,162  $     3,949

Net realized gain (loss) on         (1,250)      (150)           -     (202)      81,287    (10,977)      (5,713)        3,307
investments
Net change in unrealized
appreciation
(depreciation) in investments       (5,911)    (2,586)           -     (432)    (65,553)      73,729     (43,389)       32,541
                                 ----------- ----------  ---------- --------- ----------- ----------- ------------ ------------

Increase (decrease) on net assets
resulting from
operations                            2,068      2,081           -        76      19,843      61,339     (37,940)       39,797
                                 ----------- ----------  ---------- --------- ----------- ----------- ------------ ------------

FROM UNIT TRANSACTIONS
(by category):
Purchases payments :                103,922      6,945           -         -           -         803       64,605       19,446

Redemption :                           (16)          -           -         -       (809)    (16,641)    (140,294)        (607)

Net transfers :                      22,553      9,808           -   (5,355)   (176,356)    (13,334)       15,245      367,474
                                 ----------- ----------  ---------- --------- ----------- ----------- ------------ ------------

Increase (decrease) in net assets
resulting from
unit transactions                   126,459     16,753           -   (5,355)   (177,165)    (29,172)     (60,444)      386,313
                                 ----------- ----------  ---------- --------- ----------- ----------- ------------ ------------

INCREASE (DECREASE) IN NET ASSETS   128,527     18,834           -   (5,279)   (157,322)      32,167     (98,384)      426,110

NET ASSETS :
Beginning of period                  38,432     19,598           -     5,279     157,323     125,156      426,110            -
                                             ----------  ---------- --------- ----------- ----------- ------------ ------------
                                 -----------
End of period                    $  166,959  $  38,432   $       -  $      -  $        1  $  157,323  $   327,726  $   426,110
                                 =========== ==========  ========== ========= =========== =========== ============ ============





See notes to financial statements                                                                                   (Continued)


MAXIM SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2000 AND 1999

----------------------------------------------------------------------------------------------------------------------------------

                                              Fidelity
                                           Investments VIP         Janus Aspen        Neuberger & Berman          Templeton
                                                 II                                                             International
                                             Contrafund          Flexible Income          Management               Class I
                                              Portfolio               Fund                 Portfolio
                                             Investment        Investment Division    Investment Division    Investment Division
                                              Division
                                          ------------------  --------------------- ---------------------- -----------------------

                                           2000      1999        2000       1999        2000       1999        2000       1999
                                           ----      ----        ----       ----        ----       ----        ----       ----

Maxim Series III
----------------
FROM OPERATIONS:
Net investment income (loss)             $ 37,458  $  1,178   $   4,233  $   7,370  $   43,179  $     157  $   28,798 $     1,197

Net realized gain (loss) on investments     1,011     7,430     (3,844)      (267)     (8,823)         28       (292)        (45)
Net change in unrealized appreciation
(depreciation) on investments             (70,688)   22,300       5,036    (5,705)    (27,635)      8,727    (31,711)      18,143
                                         --------- ---------  ---------- ---------- ----------- ---------- -----------------------

Increase (decrease) on net assets
resulting from
operations                                (32,219)    30,908      5,425      1,398       6,721      8,912     (3,205)      19,295
                                         --------- ---------- ---------- ---------- ----------- ---------- -----------------------

FROM UNIT TRANSACTIONS (by category):
Purchases payments :                       22,019     35,547     43,505     18,372      43,023     30,389      26,257      14,478

Redemption :                              (6,281)   (96,270)   (58,380)          -     (4,272)      (606)     (6,282)       (604)

Net transfers :                           292,096    192,460   (28,392)    114,778      43,996    162,309      87,226     101,757
                                         --------- ---------- ---------- ---------- ----------- ---------- -----------------------

Increase (decrease) in net assets
resulting from
unit transactions                         307,834    131,737   (43,267)    133,150      82,747    192,092     107,201     115,631
                                         --------- ---------- ---------- ---------- ----------- ---------- -----------------------

INCREASE (DECREASE) IN NET ASSETS         275,615    162,645   (37,842)    134,548      89,468    201,004     103,996     134,926

NET ASSETS :
Beginning of period                       162,645          -    134,548          -     201,004          -     134,926           -
                                                   ---------- ---------- ---------- ----------- ---------- -----------------------
                                         ---------
End of period                            $438,260  $ 162,645  $  96,706  $ 134,548  $  290,472  $ 201,004  $  238,922 $   134,926
                                         ========= ========== ========== ========== =========== ========== =======================





See notes to financial statements                                                                                       (Continued)

MAXIM SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2000 AND 1999
------------------------------------------------------------------------



                                             Total Maxim Series III
                                                     Account
                                         -------------------------------

                                              2000            1999
                                              ----            ----

Maxim Series III
----------------
FROM OPERATIONS:
Net investment income (loss)             $    1,653,617  $    1,454,371

Net realized gain (loss) on investments         568,226         855,021
Net change in unrealized appreciation
(depreciation) in investments               (3,006,490)        (11,740)
                                         --------------- ---------------

Increase (decrease) on net assets
resulting from
operations                                    (784,647)       2,297,652
                                         --------------- ---------------

FROM UNIT TRANSACTIONS (by category):
Purchases payments :                          2,338,932       3,271,590

Redemption :                                (2,383,373)     (1,142,671)

Net transfers :                                   5,458         117,320
                                         --------------- ---------------

Increase (decrease) in net assets
resulting from
unit transactions                              (38,983)       2,246,239
                                         --------------- ---------------

INCREASE (DECREASE) IN NET ASSETS             (823,630)       4,543,891

NET ASSETS :
Beginning of period                          20,265,866      15,721,975
                                                         ---------------
                                         ---------------
End of period                            $   19,442,236  $   20,265,866
                                         =============== ===============






See notes to financial statements                                   (Continued)

MAXIM SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2000 AND 1999
--------------------------------------------------------------------------------


1.   HISTORY OF THE SERIES ACCOUNT

     The Maxim Series Account of Great-West Life & Annuity Insurance Company (the Series Account) is a separate account of Great-West Life & Annuity Insurance Company (the Company) and was established under Kansas law on June 24, 1981. In 1990, the Series Account was amended to conform to and comply with Colorado law in connection with the Company's redomestication to the State of Colorado. The Series Account is registered with the Securities and Exchange Commission as a unit investment trust under the provisions of the Investment Company Act of 1940, as amended.

     As of September 24, 1984, the administrative charges of the Series Account were changed by a vote of the Board of Directors. Contracts purchased through September 24, 1984 (Maxim Series I) were and will remain subject to the previous charges while the contracts purchased after September 24, 1984 (Maxim Series II) are charged with the new amounts (see Note 3). As a result of changes in the administrative charges, the contracts purchased after September 24, 1984 are being accounted for separately.

     As of September 19, 1994 the Company began offering a new contract in the Series Account (Maxim Series III or MVP contracts). The administrative charges for these contracts differ from the administrative charges for the contracts in the Maxim Series I and Maxim Series II (see Note 3) and are therefore accounted for separately.

     In conjunction with a system conversion process during 1998, a balancing adjustment from (to) GWLA was required to properly reflect contributions and corresponding unit values by investment division.

2.   Significant Accounting Policies

     The following is a summary of significant accounting policies of the Series Account, which are in accordance with the accounting principles generally accepted in the investment company industry.

     Security Transactions - Security transactions are recorded on the trade date. Cost of investments sold is determined on the basis of identified cost.

     Dividend income is accrued as of the ex-dividend date and expenses are accrued on a daily basis.

     Security Valuation - The investments in shares of the underlying funds are valued at the closing net asset value per share as determined by the appropriate fund/portfolio at the end of each day.

     The cost of investments represents shares of the underlying funds that were purchased by the Series Account. Purchases are made at the net asset value from net purchase payments or through reinvestment of all distributions from the underlying fund.

     Federal Income Taxes - The Series Account income is automatically applied to increase contract reserves. Under the existing federal income tax law, this income is not taxed to the extent that it is applied to increase reserves under a contract. The Company reserves the right to charge the Series Account for federal income taxes attributable to the Series Account if such taxes are imposed in the future.

     Net Transfers - Net transfers include transfers between investment divisions of the Series Account as well as transfers between other investment options of the Company.






3.   CHARGES UNDER THE CONTRACT

     Contract Maintenance Charge - On the last valuation date of each contract year before the retirement date, the Company deducts from each participant account a maintenance charge of $30 for contracts issued before September 24, 1984 and $35 for contracts issued after September 24, 1984, as compensation for the administrative services provided to contract owners. To compensate the Company for administrative services for contracts issued after September 19, 1994, a contract charge of $27 is deducted from each participant account on the first day of each calendar year. If the account is established after the beginning of the year, the charge is deducted on the first day of the next calendar quarter and prorated for the portion of the year remaining.

     Charges Incurred for Total or Partial Surrenders - Certain contracts contain provisions relating to a contingent deferred sales charge. In such contracts, charges will be made for total or partial surrender of a participant annuity account in excess of the "free amount" before the retirement date by a deduction from a participant's account. The "free amount" for contracts purchased after September 19, 1994 is an amount equal to 10% of the participant account value at December 31 of the calendar year prior to the partial or total surrender.

     Deductions for Assumption of Mortality and Expense Risks - The Company deducts an amount, computed daily, from the net asset value of the Series Account investments, equal to an annual rate of 1.25% (1.00% allocable to mortality risk and .25% allocable to expense risk) for the contracts purchased before September 24, 1984. For contracts purchased after September 24, 1984 and through September 19, 1994, the annual rate is 1.40% (1.00% allocable to mortality risk and .40% allocable to expense risk). For contracts purchased after September 19, 1994 the annual rate is 1.25% (.85% allocable to mortality risk and .40% allocable to expense risk). This charge is designated to compensate the Company for its assumption of certain mortality, death benefit, and expense risks. The level of the charge is guaranteed and will not change.

     Premium Taxes - The Company currently will pay any applicable premium tax or other tax, levied by the government, when due. If the contract value is used to purchase an annuity under the annuity options, the dollar amount of any premium tax previously paid or payable upon annuitization by the Company will be charged against the contract value.

4.   RELATED PARTY SERVICES

     A wholly owned subsidiary of the Company, GW Capital Management, Inc., serves as investment advisor to Maxim Series Fund, Inc. Fees are assessed against the average daily net asset value of the affiliated funds to compensate GW Capital Management, Inc. for investment advisory services.


5.  SELECTED DATA
                                             The following is a summary of
                                             selected data for a unit of capital
                                             and net assets for the Series
                                             Account.

                                              Maxim Bond     Maxim Bond     Maxim Money    Maxim Stock    Maxim Total
                                               Portfolio      Portfolio        Market         Index         Return
                                                                             Portfolio      Portfolio      Portfolio
                                               Qualified   Non-Qualified  Non-Qualified    Qualified    Non-Qualified
                                             --------------------------------------------------------------------------
MAXIM SERIES ACCOUNT I

2000
 Beginning Unit Value                               $33.59         $36.98         $24.31         $98.60              -
                                             ==========================================================================
                                             ==========================================================================
 Ending Unit Value                                  $35.61         $39.29         $25.46         $89.76              -
                                             ==========================================================================
                                             ==========================================================================
 Number of Units Outstanding                        174.29       2,486.85       1,393.80         181.88              -
                                             ==========================================================================
                                             ==========================================================================
 Net Assets (000's)                                     $6            $98            $35            $16              -
                                             ==========================================================================

1999
 Beginning Unit Value                               $34.10         $37.55         $23.48         $83.56              -
                                             ==========================================================================
                                             ==========================================================================
 Ending Unit Value                                  $33.59         $36.98         $24.31         $98.60              -
                                             ==========================================================================
                                             ==========================================================================
 Number of Units Outstanding                        174.53       3,754.08       1,396.22         182.12              -
                                             ==========================================================================
                                             ==========================================================================
 Net Assets (000's)                                     $6           $139            $34            $18              -
                                             ==========================================================================

1998
 Beginning Unit Value                               $32.41         $35.65         $22.57         $66.97         $23.89
                                             ==========================================================================
                                             ==========================================================================
 Ending Unit Value                                  $34.10         $37.55         $23.48         $83.56              -
                                             ==========================================================================
                                             ==========================================================================
 Number of Units Outstanding                        174.80       2,461.64       1,398.72         182.36              -
                                             ==========================================================================
                                             ==========================================================================
 Net Assets (000's)                                     $6            $92            $33            $15              -
                                             ==========================================================================

1997
 Beginning Unit Value                               $30.69         $33.71         $21.71         $51.56         $19.59
                                             ==========================================================================
                                             ==========================================================================
 Ending Unit Value                                  $32.41         $35.65         $22.57         $66.97         $23.89
                                             ==========================================================================
                                             ==========================================================================
 Number of Units Outstanding                        188.97       2,727.87       1,398.91         175.18       2,299.93
                                             ==========================================================================
                                             ==========================================================================
 Net Assets (000's)                                     $6            $97            $32            $12            $55
                                             ==========================================================================

1996
 Beginning Unit Value                               $29.81         $32.74         $20.92         $43.05         $17.75
                                             ==========================================================================
                                             ==========================================================================
 Ending Unit Value                                  $30.69         $33.71         $21.71         $51.56         $19.59
                                             ==========================================================================
                                             ==========================================================================
 Number of Units Outstanding                        521.33       2,729.57       1,402.43         175.85       2,301.42
                                             ==========================================================================
                                             ==========================================================================
 Net Assets (000's)                                    $16            $92            $30             $9            $45
                                             ==========================================================================

                                                                                                           (Continued)

5.  SELECTED DATA
                               The following is a summary of selected data for a unit of capital and net assets for the Series
                               Account.

                                                                    Maxim Money     Maxim Money    Maxim Stock   Maxim Stock
                                  Maxim Bond        Maxim Bond        Market          Market          Index      Index
                                   Portfolio        Portfolio        Portfolio       Portfolio      Portfolio    Portfolio
                                   Qualified       Non-Qualified     Qualified     Non-Qualified    Qualified    Non-Qualified
                               -------------------------------------------------------------------------------------------------
MAXIM SERIES ACCOUNT II

2000
 Beginning Unit Value                     $27.49            $27.27         $18.88          $19.12         $81.05         $79.86
                               =================================================================================================
 Ending Unit Value                        $29.16            $28.93         $19.74          $19.99         $73.56         $72.48
                               =================================================================================================
 Number of Units                       33,788.21         31,912.83      33,451.51       51,322.33     176,260.47     113,358.95
Outstanding
                               =================================================================================================
 Net Assets (000's)                         $985              $923           $660          $1,026        $12,966         $8,216
                               =================================================================================================

1999
 Beginning Unit Value                     $27.95            $27.73         $18.26          $18.49         $68.64         $67.64
                               =================================================================================================
 Ending Unit Value                        $27.49            $27.27         $18.88          $19.12         $81.05         $79.86
                               =================================================================================================
 Number of Units                       40,546.31         38,993.56      55,579.07       68,210.22     198,847.96     142,113.72
Outstanding
                               =================================================================================================
 Net Assets (000's)                       $1,114            $1,063         $1,049          $1,304        $16,116        $11,349
                               =================================================================================================

1998
 Beginning Unit Value                     $26.57            $26.36         $17.61          $17.83         $54.89         $54.09
                               =================================================================================================
 Ending Unit Value                        $27.95            $27.73         $18.26          $18.49         $68.64         $67.64
                               =================================================================================================
 Number of Units                       47,194.27         48,412.72      59,011.96       45,708.85     232,642.21     160,220.19
Outstanding
                               =================================================================================================
 Net Assets (000's)                       $1,319            $1,342         $1,078            $845        $15,969        $10,837
                               =================================================================================================

1997
 Beginning Unit Value                     $25.17            $24.97         $16.96          $17.18         $42.10         $41.48
                               =================================================================================================
 Ending Unit Value                        $26.57            $26.36         $17.61          $17.83         $54.89         $54.09
                               =================================================================================================
 Number of Units                       54,547.88         51,635.74      54,854.40       46,577.91     189,804.06     153,561.61
Outstanding
                               =================================================================================================
 Net Assets (000's)                       $1,449            $1,361           $966            $830        $10,419         $8,306
                               =================================================================================================
                               =================================================================================================

1996
 Beginning Unit Value                     $24.48            $24.29         $16.37          $16.58         $35.04         $34.53
                               =================================================================================================
                               =================================================================================================
 Ending Unit Value                        $25.17            $24.97         $16.96          $17.18         $42.10         $41.48
                               =================================================================================================
                               =================================================================================================
 Number of Units                       88,677.28         64,147.08      61,373.56       64,049.31     202,398.63     159,266.26
Outstanding
                               =================================================================================================
                               =================================================================================================
 Net Assets (000's)                       $2,232            $1,602         $1,041          $1,100         $8,520         $6,606
                               =================================================================================================


                                                                                                                    (Continued)

5.  SELECTED DATA

                                                 Maxim U.S.     Maxim U.S.                         American
                                 Maxim Total     Government     Government        American        Century VP
                                    Return       Securities     Securities       Century VP        Capital
                                  Portfolio      Portfolio       Portfolio     Balanced Fund     Appreciation
                                                                                                     Fund
                                --------------------------------------------------------------------------------
                                Non-Qualified     Qualified    Non-Qualified     Qualified       Non-Qualified
                                ---------------------------------------------------------------------------------
MAXIM SERIES ACCOUNT II

2000
 Beginning Unit Value                        -          $25.86         $26.12                -            $19.75
                                =================================================================================
 Ending Unit Value                           -          $28.21         $28.49                -            $21.23
                                =================================================================================
                                =================================================================================
 Number of Units                             -       80,535.92     138,456.20                -           (90.69)
Outstanding
                                =================================================================================
                                =================================================================================
 Net Assets (000's)                          -          $2,272         $3,944                -              ($2)
                                =================================================================================

1999
 Beginning Unit Value                        -          $26.14         $26.41                -            $12.06
                                =================================================================================
 Ending Unit Value                           -          $25.86         $26.12                -            $19.75
                                =================================================================================
                                =================================================================================
 Number of Units                             -       94,489.07     151,710.54                -         27,111.64
Outstanding
                                =================================================================================
                                =================================================================================
 Net Assets (000's)                          -          $2,443         $3,963                -              $535
                                =================================================================================

1998
 Beginning Unit Value                   $24.42          $24.83         $25.08           $16.04            $12.58
                                =================================================================================
 Ending Unit Value                           -          $26.14         $26.41                -            $12.06
                                =================================================================================
                                =================================================================================
 Number of Units                             -      113,270.37     205,160.13                -         29,929.91
Outstanding
                                =================================================================================
                                =================================================================================
 Net Assets (000's)                          -          $2,961         $5,418                -              $361
                                =================================================================================

1997
 Beginning Unit Value                   $20.05          $23.20         $23.44           $14.04            $13.19
                                =================================================================================
                                =================================================================================
 Ending Unit Value                      $24.42          $24.83         $25.08           $16.04            $12.58
                                =================================================================================
                                =================================================================================
 Number of Units                    211,352.14      144,275.86     244,602.79        26,379.49         25,957.24
Outstanding
                                =================================================================================
                                =================================================================================
 Net Assets (000's)                     $5,161          $3,583         $6,136             $423              $327
                                =================================================================================
                                =================================================================================

1996
 Beginning Unit Value                   $18.20          $22.65         $22.88           $12.69            $14.00
                                =================================================================================
                                =================================================================================
 Ending Unit Value                      $20.05          $23.20         $23.44           $14.04            $13.19
                                =================================================================================
                                =================================================================================
 Number of Units                    219,989.41      183,063.52     272,571.17        24,745.20         26,567.31
Outstanding
                                =================================================================================
                                =================================================================================
 Net Assets (000's)                     $4,411          $4,248         $6,389             $348              $350
                                =================================================================================


                                                                                                                      (Continued)

5.  SELECTED DATA
                               The following is a summary of selected data for a unit of capital and net assets for the Series
                               Account.

                                                Maxim Ariel    Maxim Ariel                                       Maxim
                                    Maxim       MidCap Value    Small-Cap      Maxim Bond         Maxim        Founders
                                 Aggressive      Portfolio        Value         Portfolio     Conservative     Growth &
                                   Profile                      Portfolio                        Profile        Income
                                  Portfolio                                                     Portfolio      Portfolio
                               --------------------------------------------------------------------------------------------
                                    1.25            1.25           1.25           1.25            1.25            1.25
MAXIM SERIES ACCOUNT III
Date Commenced Operations         01/05/98        09/19/94       03/09/95       09/19/94        01/05/98        01/15/98

2000
 Beginning Unit Value                   $13.65          $20.60        $16.98          $12.54          $11.01          $13.34
                               ==============================================================================================
                               ==============================================================================================
 Ending Unit Value                      $12.56          $24.15        $21.24          $13.32          $11.51          $10.59
                               ==============================================================================================
                               ==============================================================================================
 Number of Units                      6,417.42       29,343.21      2,879.26       68,732.31       10,795.96        5,819.95
Outstanding
                               ==============================================================================================
                               ==============================================================================================
 Net Assets (000's)                        $81            $709           $61            $915            $124             $62
                               ==============================================================================================

1999
 Beginning Unit Value                   $11.35          $20.80        $18.25          $12.73          $10.63          $11.74
                               ==============================================================================================
                               ==============================================================================================
 Ending Unit Value                      $13.65          $20.60        $16.98          $12.54          $11.01          $13.34
                               ==============================================================================================
                               ==============================================================================================
 Number of Units                      6,019.04       51,894.51      5,404.94       64,052.67       17,410.97        5,962.03
Outstanding
                               ==============================================================================================
                               ==============================================================================================
 Net Assets (000's)                        $82          $1,069           $92            $803            $192             $80
                               ==============================================================================================

1998
 Beginning Unit Value                   $10.00          $15.75        $17.07          $12.09          $10.00          $10.00
                               ==============================================================================================
                               ==============================================================================================
 Ending Unit Value                      $11.35          $20.80        $18.25          $12.73          $10.63          $11.74
                               ==============================================================================================
                               ==============================================================================================
 Number of Units                      2,227.92       52,202.19      5,611.10       58,959.10       15,432.21        1,025.12
Outstanding
                               ==============================================================================================
                               ==============================================================================================
 Net Assets (000's)                        $25          $1,086          $102            $751            $164             $12
                               ==============================================================================================

1997
 Beginning Unit Value                                   $14.12        $13.51          $11.43
                               ==============================================================================================
                               ==============================================================================================
 Ending Unit Value                                      $15.75        $17.07          $12.09
                               ==============================================================================================
                               ==============================================================================================
 Number of Units                                     49,565.38      3,045.87        7,412.56
Outstanding
                               ==============================================================================================
                               ==============================================================================================
 Net Assets (000's)                                       $781           $52             $90
                               ==============================================================================================
                               ==============================================================================================

1996
 Beginning Unit Value                                   $13.49        $11.60          $11.10
                               ==============================================================================================
                               ==============================================================================================
 Ending Unit Value                                      $14.12        $13.51          $11.43
                               ==============================================================================================
                               ==============================================================================================
 Number of Units                                     83,389.90      1,551.40        5,196.46
Outstanding
                               ==============================================================================================
                               ==============================================================================================
 Net Assets (000's)                                     $1,177           $21             $59
                               ==============================================================================================


                                                                                                                 (Continued)

5.  SELECTED DATA


                                                                                                              Maxim INVESCO
                                Maxim Growth   Maxim Growth    Maxim Index    Maxim INVESCO   Maxim INVESCO   International
                                   Index          Index       600 Portfolio     Balanced        Balanced         Growth
                                 Portfolio      Portfolio                       Portfolio       Portfolio    Portfolio (ADR)
                               ----------------------------------------------------------------------------------------------
                                    1.25           0.50            1.25           1.25            0.50            1.25
MAXIM SERIES ACCOUNT III
Date Commenced Operations         01/15/98       12/31/98        09/19/94       10/31/96        12/31/98        01/06/95

2000
 Beginning Unit Value                  $17.23          $12.62         $17.79          $16.98          $11.62          $19.72
                               ==============================================================================================
                               ==============================================================================================
 Ending Unit Value                     $13.21           $9.75         $19.37          $16.40          $11.33          $17.50
                               ==============================================================================================
                               ==============================================================================================
 Number of Units                    64,917.25       45,191.60      18,670.09      131,761.82       36,675.45       23,146.91
Outstanding
                               ==============================================================================================
                               ==============================================================================================
 Net Assets (000's)                      $857            $441           $362          $2,161            $415            $405
                               ==============================================================================================

1999
 Beginning Unit Value                  $13.75          $10.00         $16.10          $14.73          $10.00          $16.28
                               ==============================================================================================
                               ==============================================================================================
 Ending Unit Value                     $17.23          $12.62         $17.79          $16.98          $11.62          $19.72
                               ==============================================================================================
                               ==============================================================================================
 Number of Units                    26,777.65       28,151.03      20,516.87      122,501.82       29,428.25       27,043.80
Outstanding
                               ==============================================================================================
                               ==============================================================================================
 Net Assets (000's)                      $461            $355           $365          $2,080            $342            $533
                               ==============================================================================================

1998
 Beginning Unit Value                  $10.00                         $16.57          $12.59                          $14.90
                               ==============================================================================================
                               ==============================================================================================
 Ending Unit Value                     $13.75                         $16.10          $14.73                          $16.28
                               ==============================================================================================
                               ==============================================================================================
 Number of Units                    45,895.99                      19,020.51      147,157.63                       35,311.40
Outstanding
                               ==============================================================================================
                               ==============================================================================================
 Net Assets (000's)                      $631                           $306          $2,167                            $575
                               ==============================================================================================

1997
 Beginning Unit Value                                                 $13.87          $10.13                          $13.46
                               ==============================================================================================
                               ==============================================================================================
 Ending Unit Value                                                    $16.57          $12.59                          $14.90
                               ==============================================================================================
                               ==============================================================================================
 Number of Units                                                   14,918.01       32,937.69                       31,948.04
Outstanding
                               ==============================================================================================
                               ==============================================================================================
 Net Assets (000's)                                                     $247            $415                            $476
                               ==============================================================================================
                               ==============================================================================================

1996
 Beginning Unit Value                                                 $12.18          $10.00                          $11.25
                               ==============================================================================================
                               ==============================================================================================
 Ending Unit Value                                                    $13.87          $10.13                          $13.46
                               ==============================================================================================
                               ==============================================================================================
 Number of Units                                                   10,975.88        1,307.11                       15,132.95
Outstanding
                               ==============================================================================================
                               ==============================================================================================
 Net Assets (000's)                                                     $152             $13                            $204
                               ==============================================================================================




                                                                                                                 (Continued)

5.  SELECTED DATA


                                Maxim INVESCO   Maxim Loomis   Maxim Loomis                       Maxim           Maxim
                                  Small-Cap        Sayles         Sayles          Maxim        Moderately      Moderately
                                   Growth        Corporate       Small-Cap       Moderate      Aggressive     Conservative
                                  Portfolio    Bond Portfolio Value Portfolio    Profile         Profile         Profile
                                                                                Portfolio       Portfolio       Portfolio
                               ----------------------------------------------------------------------------------------------
                                    1.25            1.25            1.25           1.25           1.25            1.25
MAXIM SERIES ACCOUNT III
Date Commenced Operations         01/06/95        08/08/95        01/15/98       01/05/98       01/05/98        01/05/98

2000
 Beginning Unit Value                   $39.84          $15.45          $9.84         $12.63          $13.38          $11.54
                               ==============================================================================================
                               ==============================================================================================
 Ending Unit Value                      $34.47          $15.96         $12.02         $12.30          $12.64          $11.34
                               ==============================================================================================
                               ==============================================================================================
 Number of Units                     46,875.22       56,967.40              -      23,877.31       30,243.77        5,752.74
Outstanding
                               ==============================================================================================
                               ==============================================================================================
 Net Assets (000's)                     $1,616            $909              -           $294            $382             $65
                               ==============================================================================================

1999
 Beginning Unit Value                   $22.31          $14.91         $10.00         $10.98          $11.10          $10.79
                               ==============================================================================================
                               ==============================================================================================
 Ending Unit Value                      $39.84          $15.45          $9.84         $12.63          $13.38          $11.54
                               ==============================================================================================
                               ==============================================================================================
 Number of Units                     34,724.35       60,769.47              -      29,199.60       32,079.80        5,941.97
Outstanding
                               ==============================================================================================
                               ==============================================================================================
 Net Assets (000's)                     $1,383            $939              -           $369            $429             $69
                               ==============================================================================================

1998
 Beginning Unit Value                   $19.21          $14.60         $10.00         $10.00          $10.00          $10.00
                               ==============================================================================================
                               ==============================================================================================
 Ending Unit Value                      $22.31          $14.91         $10.00         $10.98          $11.10          $10.79
                               ==============================================================================================
                               ==============================================================================================
 Number of Units                     44,665.98       77,918.20              -      21,309.48       13,300.61        6,875.97
Outstanding
                               ==============================================================================================
                               ==============================================================================================
 Net Assets (000's)                       $997          $1,162              -           $234            $148             $74
                               ==============================================================================================

1997
 Beginning Unit Value                   $16.39          $13.12
                               ==============================================================================================
                               ==============================================================================================
 Ending Unit Value                      $19.21          $14.60
                               ==============================================================================================
                               ==============================================================================================
 Number of Units                     44,396.72       23,403.30
Outstanding
                               ==============================================================================================
                               ==============================================================================================
 Net Assets (000's)                       $853            $342
                               ==============================================================================================
                               ==============================================================================================

1996
 Beginning Unit Value                   $13.09          $12.03
                               ==============================================================================================
                               ==============================================================================================
 Ending Unit Value                      $16.39          $13.12
                               ==============================================================================================
                               ==============================================================================================
 Number of Units                     33,993.67       12,487.29
Outstanding
                               ==============================================================================================
                               ==============================================================================================
 Net Assets (000's)                       $557            $164
                               ==============================================================================================


                                                                                                                 (Continued)

5.  SELECTED DATA


                                                                             Maxim T. Rowe   Maxim T. Rowe  Maxim T Rowe
                                Maxim Money    Maxim Money     Maxim Stock    Price Equity       Price      Price MidCap
                                   Market         Market     Index Portfolio    / Income     Equity/Income     Growth
                                 Portfolio      Portfolio                      Portfolio       Portfolio      Portfolio
                               -------------------------------------------------------------------------------------------
                                    1.25           0.50            1.25           1.25           0.50            1.25
MAXIM SERIES ACCOUNT III
Date Commenced Operations         08/04/95       12/31/98        09/19/94       01/06/95       12/31/98        01/15/98

2000
 Beginning Unit Value                  $11.80          $10.43         $30.35         $21.30          $10.29         $15.29
                               ============================================================================================
                               ============================================================================================
 Ending Unit Value                     $12.36          $11.00         $27.60         $23.75          $11.56         $16.21
                               ============================================================================================
                               ============================================================================================
 Number of Units                    85,499.89       22,899.97     156,653.56      55,601.43       24,909.89      39,552.40
Outstanding
                               ============================================================================================
                               ============================================================================================
 Net Assets (000's)                    $1,057            $252         $4,323         $1,320            $288           $641
                               ============================================================================================

1999
 Beginning Unit Value                  $11.40          $10.00         $25.67         $20.86          $10.00         $12.42
                               ============================================================================================
                               ============================================================================================
 Ending Unit Value                     $11.80          $10.43         $30.35         $21.30          $10.29         $15.29
                               ============================================================================================
                               ============================================================================================
 Number of Units                   278,852.75        4,193.76     124,499.25      75,493.06       19,743.60      10,284.80
Outstanding
                               ============================================================================================
                               ============================================================================================
 Net Assets (000's)                    $3,290             $44         $3,779         $1,608            $203           $157
                               ============================================================================================

1998
 Beginning Unit Value                  $10.97                         $20.50         $19.39                         $10.00
                               ============================================================================================
                               ============================================================================================
 Ending Unit Value                     $11.40                         $25.67         $20.86                         $12.42
                               ============================================================================================
                               ============================================================================================
 Number of Units                    72,949.61                     154,519.05      88,483.59                      10,160.99
Outstanding
                               ============================================================================================
                               ============================================================================================
 Net Assets (000's)                      $831                         $3,966         $1,846                           $126
                               ============================================================================================

1997
 Beginning Unit Value                  $10.55                         $15.70         $15.24
                               ============================================================================================
                               ============================================================================================
 Ending Unit Value                     $10.97                         $20.50         $19.39
                               ============================================================================================
                               ============================================================================================
 Number of Units                    55,509.88                     169,289.23     106,469.26
Outstanding
                               ============================================================================================
                               ============================================================================================
 Net Assets (000's)                      $609                         $3,470         $2,064
                               ============================================================================================
                               ============================================================================================

1996
 Beginning Unit Value                  $10.17                         $13.05         $12.92
                               ============================================================================================
                               ============================================================================================
 Ending Unit Value                     $10.55                         $15.70         $15.24
                               ============================================================================================
                               ============================================================================================
 Number of Units                    30,070.95                     130,996.47      67,415.13
Outstanding
                               ============================================================================================
                               ============================================================================================
 Net Assets (000's)                      $317                         $2,057         $1,027
                               ============================================================================================



                                                                                                               (Continued)

5.  SELECTED DATA


                                                 Maxim U.S.                                      American
                                 Maxim Total     Government     Maxim Value      American       Century VP
                                   Return        Securities        Index        Century VP       Capital      Dreyfus Stock
                                  Portfolio       Portfolio      Portfolio     Balanced Fund   Appreciation       Index
                                                                                                   Fund
                               ----------------------------------------------------------------------------------------------
                                    1.25            1.25            1.25            1.25           1.25           0.50
MAXIM SERIES ACCOUNT III
Date Commenced Operations         09/19/94        01/18/95        01/15/98        09/19/94       01/18/95       12/31/98

2000
 Beginning Unit Value                        -          $12.83          $12.85         $18.55         $18.34          $12.00
                               ==============================================================================================
                               ==============================================================================================
 Ending Unit Value                           -          $14.01          $13.37         $17.84         $19.75          $10.83
                               ==============================================================================================
                               ==============================================================================================
 Number of Units                             -       10,222.61       12,490.94              -              -       30,255.25
Outstanding
                               ==============================================================================================
                               ==============================================================================================
 Net Assets (000's)                          -            $143            $167              -              -            $328
                               ==============================================================================================

1999
 Beginning Unit Value                        -          $12.95          $11.68         $17.07         $11.29          $10.00
                               ==============================================================================================
                               ==============================================================================================
 Ending Unit Value                           -          $12.83          $12.85         $18.55         $18.34          $12.00
                               ==============================================================================================
                               ==============================================================================================
 Number of Units                             -       22,422.35        2,991.88              -       8,576.49       35,509.76
Outstanding
                               ==============================================================================================
                               ==============================================================================================
 Net Assets (000's)                          -            $288             $38              -           $157            $426
                               ==============================================================================================

1998
 Beginning Unit Value                   $15.78          $12.23          $10.00         $14.94         $11.68
                               ==============================================================================================
                               ==============================================================================================
 Ending Unit Value                           -          $12.95          $11.68         $17.07         $11.29
                               ==============================================================================================
                               ==============================================================================================
 Number of Units                             -       28,452.60        1,678.41         309.20      11,087.23
Outstanding
                               ==============================================================================================
                               ==============================================================================================
 Net Assets (000's)                          -            $368             $20             $5           $125
                               ==============================================================================================

1997
 Beginning Unit Value                   $12.94          $11.41                         $13.06         $12.23
                               ==============================================================================================
                               ==============================================================================================
 Ending Unit Value                      $15.78          $12.23                         $14.94         $11.68
                               ==============================================================================================
                               ==============================================================================================
 Number of Units                     36,689.11       12,345.78                      20,447.27      16,591.59
Outstanding
                               ==============================================================================================
                               ==============================================================================================
 Net Assets (000's)                       $579            $151                           $306           $194
                               ==============================================================================================
                               ==============================================================================================

1996
 Beginning Unit Value                   $11.72          $11.12                         $11.79         $12.94
                               ==============================================================================================
                               ==============================================================================================
 Ending Unit Value                      $12.94          $11.41                         $13.06         $12.23
                               ==============================================================================================
                               ==============================================================================================
 Number of Units                     30,202.42       15,784.10                      19,490.47      15,595.65
Outstanding
                               ==============================================================================================
                               ==============================================================================================
 Net Assets (000's)                       $391            $180                           $255           $191
                               ==============================================================================================



                                                                                                                 (Continued)

5.  SELECTED DATA


                                  Fidelity
                                Investments    Janus Aspen     Neubergar &      Templeton
                                   VIP II        Flexible        Berman       International
                                 Contrafund    Income Fund   Management AMT   Class I Fund
                                 Portfolio                      Partners
                                                                Portfolio
                               --------------------------------------------------------------
                                    1.25           0.50           0.50            0.50
MAXIM SERIES ACCOUNT III
Date Commenced Operations         11/12/98       12/31/98       12/31/98        12/31/98

2000
 Beginning Unit Value                  $14.35         $10.11          $10.68          $12.29
                               ==============================================================
                               ==============================================================
 Ending Unit Value                     $13.23         $10.69          $10.73          $11.96
                               ==============================================================
                               ==============================================================
 Number of Units                    33,123.86       9,047.46       27,069.52       19,971.00
Outstanding
                               ==============================================================
                               ==============================================================
 Net Assets (000's)                      $438            $97            $290            $239
                               ==============================================================

1999
 Beginning Unit Value                  $11.69         $10.00          $10.00          $10.00
                               ==============================================================
                               ==============================================================
 Ending Unit Value                     $14.35         $10.11          $10.68          $12.29
                               ==============================================================
                               ==============================================================
 Number of Units                    11,336.44      13,308.63       18,814.54       10,980.69
Outstanding
                               ==============================================================
                               ==============================================================
 Net Assets (000's)                      $163           $135            $201            $135
                               ==============================================================

1998
 Beginning Unit Value                  $10.00
                               ==============================================================
                               ==============================================================
 Ending Unit Value                     $11.69
                               ==============================================================
                               ==============================================================
 Number of Units                            -
Outstanding
                               ==============================================================
                               ==============================================================
 Net Assets (000's)                         -
                               ==============================================================

1997
 Beginning Unit Value
                               ==============================================================
                               ==============================================================
 Ending Unit Value
                               ==============================================================
                               ==============================================================
 Number of Units
Outstanding
                               ==============================================================
                               ==============================================================
 Net Assets (000's)
                               ==============================================================

1996
 Beginning Unit Value
                               ==============================================================
                               ==============================================================
 Ending Unit Value
                               ==============================================================
                               ==============================================================
 Number of Units
Outstanding
                               ==============================================================
                               ==============================================================
 Net Assets (000's)
                               ==============================================================
                                                                                                                (Concluded)











GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY (A
                wholly-owned subsidiary of GWL&A Financial Inc.)
              Consolidated Financial Statements for the Years Ended
                      December 31, 2000, 1999, and 1998 and
                          Independent Auditors' Report

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Stockholder of Great-West Life & Annuity Insurance Company:

We have audited the accompanying consolidated balance sheets of Great-West Life & Annuity Insurance Company and subsidiaries as of December 31, 2000 and 1999, and the related consolidated statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2000. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Great-West Life & Annuity Insurance Company and subsidiaries as of December 31, 2000 and 1999, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2000 in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1 to the consolidated financial statements, effective January 1, 1999, the Company adopted Statement of Position No. 98-1, "Accounting for the Cost of Computer Software Developed or Obtained for Internal Use" and, accordingly, changed its method of accounting for software development costs.

DELOITE & TOUCHE LLP




Denver, Colorado
January 29, 2001

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

CONSOLIDATED BALANCE SHEETS
DECEMBER 31, 2000 AND 1999

==============================================================================================
(Dollars in Thousands)

                                                               2000                 1999
                                                        -------------------
-------------------
ASSETS

INVESTMENTS:
  Fixed Maturities:
    Held-to-maturity, at amortized cost (fair value
      $2,238,581)                                     $                    $       2,260,581
    Available-for-sale, at fair value (amortized cost
     $9,372,009 and $6,953,383)                               9,419,865            6,727,922
  Common stock, at fair value (cost $68,472 and
    $43,978)                                                     95,036               69,240
  Mortgage loans on real estate, net                            843,371              974,645
  Real estate                                                   106,690              103,731
  Policy loans                                                2,809,973            2,681,132
  Short-term investments, available-for-sale (cost
    approximates fair value)                                    414,382              240,804
                                                        -------------------
-------------------

        Total Investments                                    13,689,317           13,058,055

OTHER ASSETS:
  Cash                                                          153,977              267,514
  Reinsurance receivable
    Related party                                                 4,297                5,015
    Other                                                       229,671              168,307
  Deferred policy acquisition costs                             279,688              282,295
  Investment income due and accrued                             139,152              137,810
  Amounts receivable related to uninsured accident
    and health plan claims (net of allowances of
    $34,700 and $31,200)                                        227,803              150,133
  Other assets                                                  503,533              308,419
  Premiums in course of collection (net of
    allowances of $18,700 and $13,900)                          149,969               79,299
  Deferred income taxes                                         138,842              253,323
SEPARATE ACCOUNT ASSETS                                      12,381,137           12,819,897
                                                        -------------------
-------------------




TOTAL ASSETS                                          $      27,897,386    $      27,530,067
                                                        ===================
===================

                                                                                (Continued)


==============================================================================================

                                                                      2000            1999
                                                                 ---------------  --------------
LIABILITIES AND STOCKHOLDER'S EQUITY

POLICY BENEFIT LIABILITIES:
    Policy reserves

      Related party                                            $      547,558   $   555,783
      Other                                                        11,497,442    11,181,900
    Policy and contract claims                                        441,326       346,868
    Policyholders' funds                                              197,941       185,623
    Provision for policyholders' dividends                             72,716        70,726
GENERAL LIABILITIES:
    Due to GWL                                                         43,081        35,979
    Due to GWL&A Financial                                            171,347       175,035
    Repurchase agreements                                                            80,579
    Commercial paper                                                   97,631
    Other liabilities                                                 854,024       780,476
    Undistributed earnings on participating business                  165,754       130,638
SEPARATE ACCOUNT LIABILITIES                                       12,381,137    12,819,897
                                                                 ---------------  --------------
        Total Liabilities                                          26,469,957    26,363,504
                                                                 --------------- --------------

COMMITMENTS AND CONTINGENCIES

STOCKHOLDER'S EQUITY:
    Preferred stock, $1 par value, 50,000,000 shares
authorized,
    0 shares issued and outstanding
    Common stock, $1 par value; 50,000,000 shares
      authorized; 7,032,000 shares issued and outstanding               7,032         7,032
    Additional paid-in capital                                        717,704       700,316
    Accumulated other comprehensive income (loss)                      33,672       (84,861)
    Retained earnings                                                 669,021       544,076
                                                                 ---------------  --------------
        Total Stockholder's Equity                                  1,427,429     1,166,563
                                                                 --------------- --------------





TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY                     $   27,897,386   $ 27,530,067
                                                                 =============== ==============


See notes to consolidated financial statements.
(Concluded)


GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF INCOME
YEARS ENDED DECEMBER 31, 2000, 1999, AND 1998
==============================================================================================
(Dollars in Thousands)

                                                        2000           1999            1998
                                                    -------------  --------------  -------------
REVENUES:

  Premiums

    Related party                                 $              $               $    46,191
    Other (net of premiums ceded totaling
      $115,404, $85,803, and $86,511)                 1,332,566      1,163,183       948,672
  Fee income                                            871,627        635,147       516,052
  Net investment (loss) income
    Related party                                       (14,517)       (10,923)       (9,416)
    Other                                               945,958        886,869       906,776
  Net realized gains on investments                      28,283          1,084        38,173
                                                    -------------  --------------  -------------
                                                      3,163,917      2,675,360     2,446,448
                                                    -------------  -------------- -------------
BENEFITS AND EXPENSES:
  Life and other policy benefits (net of
    reinsurance recoveries totaling $62,803,
    $80,681, and $81,205)                             1,122,560        970,250       768,474
  Increase in reserves
    Related party                                                                     46,191
    Other                                                53,550         33,631        78,851
  Interest paid or credited to contractholders          490,131        494,081       491,616
  Provision for policyholders' share of earnings
    on participating business                             5,188         13,716         5,908
  Dividends to policyholders                             74,443         70,161        71,429
                                                    -------------  --------------  -------------
                                                      1,745,872      1,581,839     1,462,469
  Commissions                                           204,444        173,405       144,246
  Operating (income) expenses:
    Related party                                          (704)          (768)       (5,094)
    Other                                               775,885        593,575       518,228
  Premium taxes                                          45,286         38,329        30,848
                                                    -------------  --------------  -------------
                                                      2,770,783      2,386,380     2,150,697
INCOME BEFORE INCOME TAXES                              393,134        288,980       295,751
                                                    -------------  -------------- -------------
PROVISION FOR INCOME TAXES:
  Current                                               108,509         72,039        81,770
  Deferred                                               25,531         11,223        17,066
                                                    -------------  -------------- -------------
                                                        134,040         83,262        98,836
                                                    -------------  --------------  -------------
NET INCOME                                        $     259,094  $     205,718   $   196,915
                                                    =============  ============== =============




See notes to consolidated financial statements.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY


CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
YEARS ENDED DECEMBER 31, 2000, 1999, AND 1998

==============================================================================================
(Dollars in Thousands)


Accumulated

Additional        Other
                                 Preferred Stock              Common Stock
Paid-in      Comprehensive    Retained
                             ------------------------   -------------------------
                               Shares        Amount       Shares   Amount       Capital
Income (Loss)    Earnings      Total
                             ------------  -----------  --------------------   ----------- --------------  -----------  -----------
BALANCE, JANUARY 1, 1998     2,000,800      121,800     7,032,000     7,032       690,748        52,807     313,532     1,185,919
   Net income
196,915       196,915
   Other comprehensive income
8,753                     8,753

-----------
Total comprehensive
income
205,668

-----------
Capital contributions
8,808                                   8,808
Dividends
(80,036)      (80,036)
Purchase of preferred shares (2,000,800)
(121,800)                                                                     (121,800)
                             ------------  -----------  --------------------   ----------- --------------  -----------  -----------
BALANCE, DECEMBER 31, 1998           0            0     7,032,000     7,032     699,556        61,560       430,411     1,198,559

   Net
income
205,718       205,718
   Other comprehensive
loss
(146,421)                 (146,421)

-----------
Total comprehensive
income
59,297

-----------
Dividends
(92,053)      (92,053)
Income tax benefit on stock
  Compensation
760                                     760
                             ------------  -----------  --------------------   ----------- --------------  -----------  -----------
BALANCE, DECEMBER 31, 1999           0            0     7,032,000     7,032    700,316       (84,861)        544,076     1,166,563

   Net
income
259,094       259,094
   Other comprehensive
income
118,533                   118,533

-----------
Total comprehensive
income
377,627

-----------
Dividends
(134,149)     (134,149)
Capital contributions -
  Parent stock options
15,052                                  15,052
Income tax benefit on stock
  Compensation
2,336                                   2,336
                             ------------  -----------  --------------------   ----------- --------------  -----------  -----------
BALANCE, DECEMBER 31, 2000           0   $        0     7,032,000   $  7,032 $     717,704 $      33,672  $  669,021   $ 1,427,429
                             ============  ===========  =========== =========   =========== ==============  ===========  ===========


See notes to consolidated financial statements.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS
YEARS ENDED DECEMBER 31, 2000, 1999, AND 1998

==============================================================================================
(Dollars in Thousands)

                                                        2000           1999            1998
                                                    -------------  --------------
-------------
OPERATING ACTIVITIES:
  Net income                                      $     259,094  $     205,718   $  196,915
  Adjustments to reconcile net income to net
    cash provided by operating activities:
      Earnings allocated to participating
        Policyholders                                     5,188         13,716        5,908
      Amortization of investments                       (62,428)       (22,514)     (15,068)
      Net realized gains on investments                 (28,283)        (1,084)     (38,173)
      Depreciation and amortization                      41,693         47,339       55,550
      Deferred income taxes                              25,531         11,223       17,066
  Changes in assets and liabilities, net of effects from acquisitions:

      Policy benefit liabilities                        310,511        650,959      938,444
      Reinsurance receivable                            (35,368)        19,636      (43,643)
      Receivables                                      (128,382)       (37,482)      28,467
      Other, net                                       (103,169)      (136,476)    (184,536)
                                                    -------------  -------------- -------------
        Net cash provided by operating activities       284,387        751,035      960,930
                                                    -------------  -------------- -------------

INVESTING ACTIVITIES:
  Proceeds from sales, maturities, and
    redemptions of investments:
    Fixed maturities
        Held-to maturity

           Sales                                          8,571                       9,920
           Maturities and redemptions                   323,728        520,511      471,432
        Available-for-sale

           Sales                                      1,460,672      3,176,802    6,169,678
           Maturities and redemptions                   887,420        822,606    1,268,323
    Mortgage loans                                      139,671        165,104      211,026
    Real estate                                           8,910          5,098       16,456
    Common stock                                         61,889         18,116        3,814
  Purchases of investments:
    Fixed maturities
        Held-to-maturity                               (100,524)      (563,285)    (584,092)
        Available-for-sale                           (2,866,228)    (4,019,465)  (7,410,485)
    Mortgage loans                                       (4,208)        (2,720)    (100,240)
    Real estate                                         (20,570)       (41,482)      (4,581)
    Common stock                                        (52,972)       (19,698)     (10,020)
    Acquisitions, net of cash acquired                   82,214                     (82,669)
                                                    -------------  -------------- -------------
        Net cash (used in) provided by
          investing activities                    $     (71,427) $      61,587   $ (41,438)
                                                    =============  ============== =============


(Continued)


GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS
YEARS ENDED DECEMBER 31, 2000, 1999, AND 1998

==============================================================================================
(Dollars in Thousands)

                                                        2000           1999           1998
                                                    -------------  -------------- -------------
FINANCING ACTIVITIES:
  Contract withdrawals, net of deposits           $    (220,167) $    (583,900)  $ (507,237)
  Due to GWL                                              7,102        (16,898)     (73,779)
  Due to GWL&A Financial                                  3,665        175,035
  Dividends paid                                       (134,149)       (92,053)     (80,036)
  Net commercial paper borrowings
    (repayments)                                         97,631        (39,731)     (14,327)
  Net repurchase agreements repayments                  (80,579)      (163,680)     (81,280)
  Capital contributions                                                             8,808
  Purchase of preferred shares                                                     (121,800)
                                                    -------------  -------------- -------------
        Net cash used in financing activities          (326,497)      (721,227)    (869,651)
                                                    -------------  -------------- -------------

NET (DECREASE) INCREASE IN CASH                        (113,537)        91,395       49,841

CASH, BEGINNING OF YEAR                                 267,514        176,119      126,278
                                                    -------------  ------------ -------------

CASH, END OF YEAR                                 $     153,977  $     267,514   $  176,119
                                                    =============  ============== =============

SUPPLEMENTAL DISCLOSURES OF
CASH FLOW INFORMATION
  Cash paid during the year for:

    Income taxes                                  $      78,510  $      76,150   $  111,493
    Interest                                             21,060         14,125       13,849

Non-cash financing activity:
  Capital contributions - Parent stock options           15,052











See notes to consolidated financial statements.                      (Concluded)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2000, 1999, AND 1998
================================================================================
(Amounts in Thousands, except Share Amounts)

1.      ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

        Organization - Great-West Life & Annuity Insurance Company (the Company) is a wholly-owned subsidiary of GWL&A Financial Inc., a holding company formed in 1998 (GWL&A Financial). The Company offers a wide range of life insurance, health insurance, and retirement and investment products to individuals, businesses, and other private and public organizations throughout the United States.

        On December 31, 2000, the Company and certain affiliated companies completed a corporate reorganization. Prior to December 31, 2000, GWL&A Financial, was an indirect wholly-owned subsidiary of The Great-West Life Assurance Company (GWL). Under the new structure, GWL&A Financial and GWL each continue to be indirectly and directly, respectively, owned by Great-West Lifeco Inc., a Canadian holding company (the Parent or LifeCo), but GWL no longer holds an equity interest in the Company or GWL&A Financial.

        Basis of Presentation - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The consolidated financial statements include the accounts of the Company and its subsidiaries. All material inter-company transactions and balances have been eliminated in consolidation.

        Certain reclassifications have been made to the 1999 and 1998 financial statements to conform to the 2000 presentation. Most significantly, amounts receivable related to uninsured accident and health plan claims and the related allowance for doubtful accounts and the allowance for doubtful accounts for premiums in course of collection were previously included in liabilities. This change in classification has no effect on previously reported stockholder's equity or net income.

        Investments - Investments are reported as follows:

        1. Management determines the classification of fixed maturities at the time of purchase. Fixed maturities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity. Held-to-maturity securities are stated at amortized cost unless fair value is less than cost and the decline is deemed to be other than temporary, in which case they are written down to fair value and a new cost basis is established (See Note 6).

              Fixed maturities not classified as held-to-maturity are classified as available-for-sale. Available-for-sale securities are carried at fair value, with the net unrealized gains and losses reported as accumulated other comprehensive income (loss) in stockholder's equity. The net unrealized gains and losses on derivative financial instruments used to hedge available-for-sale securities are also included in other comprehensive income (loss).

              The amortized cost of fixed maturities classified as held-to-maturity or available-for-sale is adjusted for amortization of premiums and accretion of discounts using the effective interest method over the estimated life of the related bonds. Such amortization is included in net investment income. Realized gains and losses, and declines in value judged to be other-than-temporary are included in net realized gains (losses) on investments.

        2. Mortgage loans on real estate are carried at their unpaid balances adjusted for any unamortized premiums or discounts and any valuation reserves. Interest income is accrued on the unpaid principal balance. Discounts and premiums are amortized to net investment income using the effective interest method. Accrual of interest is discontinued on any impaired loans where collection of interest is doubtful.

              The Company maintains an allowance for credit losses at a level that, in management's opinion, is sufficient to absorb credit losses on its impaired loans. Management's judgement is based on past loss experience, current and projected economic conditions, and extensive situational analysis of each individual loan. The measurement of impaired loans is based on the fair value of the collateral.

          3. Real estate is carried at cost. The carrying value of real estate is subject to periodic evaluation of recoverability.

        4.    Investments in common stock are carried at fair value.

        5.    Policy loans are carried at their unpaid balances.

        6. Short-term investments include securities purchased with initial maturities of one year or less and are carried at amortized cost. The Company considers short-term investments to be available-for-sale and amortized cost approximates fair value.

          7.   Gains  and  losses   realized  on  disposal  of  investments  are
               determined on a specific identification basis.

        Cash - Cash includes only amounts in demand deposit accounts.

        Internal Use Software - Effective January 1, 1999, the Company adopted Statement of Position (SOP) No. 98-1, "Accounting for the Cost of Computer Software Developed or Obtained for Internal Use". The Company capitalized $19,709 and $18,373 in internal use software development costs for the years ended December 31, 2000 and 1999, respectively.

        Deferred Policy Acquisition Costs - Policy acquisition costs, which primarily consist of sales commissions and costs associated with the Company's group sales representatives related to the production of new and renewal business, have been deferred to the extent recoverable. These costs are variable in nature and are dependent upon sales volume. Deferred costs associated with the annuity products are being amortized over the life of the contracts in proportion to the emergence of gross profits. Retrospective adjustments of these amounts are made when the Company revises its estimates of current or future gross profits. Deferred costs associated with traditional life insurance are amortized over the premium paying period of the related policies in proportion to premium revenues recognized. Amortization of deferred policy acquisition costs totaled $36,834, $43,512, and $51,724 in 2000, 1999, and 1998,
        respectively.

        Separate Accounts - Separate account assets and related liabilities are carried at fair value. The Company's separate accounts invest in shares of Maxim Series Fund, Inc. and Orchard Series Fund, Inc., open-end management investment companies which are affiliates of the Company, shares of other external mutual funds, and government and corporate bonds. Investment income and realized capital gains and losses of the separate accounts accrue directly to the contractholders and, therefore, are not included in the Company's statements of income. Revenues to the Company from the separate accounts consist of contract maintenance fees, administrative fees, and mortality and expense risk charges.

        Life Insurance and Annuity Reserves - Life insurance and annuity policy reserves with life contingencies of $7,762,065 and $7,169,885 at December 31, 2000 and 1999, respectively, are computed on the basis of estimated mortality, investment yield, withdrawals, future maintenance and settlement expenses, and retrospective experience rating premium refunds. Annuity contract reserves without life contingencies of $4,189,716 and $4,468,685 at December 31, 2000 and 1999, respectively, are established at the contractholder's account value.

        Reinsurance - Policy reserves ceded to other insurance companies are carried as a reinsurance receivable on the balance sheet. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

        Policy and Contract Claims - Policy and contract claims include provisions for reported life and health claims in process of settlement, valued in accordance with the terms of the related policies and contracts, as well as provisions for claims incurred and unreported based primarily on prior experience of the Company.

        Participating Fund Account - Participating life and annuity policy reserves are $4,557,599 and $4,297,823 at December 31, 2000 and 1999,
        respectively. Participating business approximates 28.6%, 31.0%, and 32.7% of the Company's ordinary life insurance in force and 85.2%, 94.0%, and 71.9% of ordinary life insurance premium income for the years ended December 31, 2000, 1999, and 1998, respectively.

        The amount of dividends to be paid from undistributed earnings on participating business is determined annually by the Board of Directors. Earnings allocable to participating policyholders are consistent with established Company practice.

        The Company has established a Participating Policyholder Experience Account (PPEA) for the benefit of all participating policyholders which is included in the accompanying consolidated balance sheet. Earnings associated with the operation of the PPEA are credited to the benefit of all participating policyholders. In the event that the assets of the PPEA are insufficient to provide contractually guaranteed benefits, the Company must provide such benefits from its general assets.

        The Company has also established a Participation Fund Account (PFA) for the benefit of the participating policyholders previously transferred to the Company from GWL under an assumption reinsurance transaction. The PFA is part of the PPEA. Earnings derived from the operation of the PFA net of a management fee paid to the Company accrue solely for the benefit of the transferred participating policyholders.

        Revenue Recognition - In December 1999, the Securities and Exchange Commission issued Staff Accounting Bulletin (SAB) No. 101, "Revenue Recognition in Financial Statements," which provides guidance with respect to revenue recognition issues and disclosures. As amended by SAB No. 101B, the Company was required to implement the provisions of SAB No. 101 no later than the fourth quarter of the fiscal year ending December 31, 2000. The adoption of SAB No. 101 did not affect the Company's revenue recognition practices.

        Recognition of Premium and Fee Income and Benefits and Expenses - Life insurance premiums are recognized when due. Annuity premiums with life contingencies are recognized as received. Accident and health premiums are earned on a monthly pro rata basis. Revenues for annuity and other contracts without significant life contingencies consist of contract charges for the cost of insurance, contract administration, and surrender fees that have been assessed against the contract account balance during the period and are recognized when earned. Fee income is derived primarily from contracts for claim processing or other administrative services related to uninsured business and from assets under management. Fees from contracts for claim processing or other administrative services are recorded as the services are provided. Fees from assets under management, which consist of contract maintenance fees, administration fees and mortality and expense risk charges, are recognized when due. Benefits and expenses on policies with life contingencies are associated with earned premiums so as to result in recognition of profits over the life of the contracts. This association is accomplished by means of the provision for future policy benefit reserves. The average crediting rate on annuity products was approximately 6.2%, 6.2%, and 6.3% in 2000, 1999, and 1998.

        Income Taxes - Income taxes are recorded using the asset and liability approach, which requires, among other provisions, the recognition of deferred tax assets and liabilities for expected future tax consequences of events that have been recognized in the Company's financial statements or tax returns. In estimating future tax consequences, all expected future events (other than the enactments or changes in the tax laws or rules) are considered. Although realization is not assured, management believes it is more likely than not that the deferred tax asset, net of a valuation allowance, will be realized.

        Repurchase Agreements and Securities Lending - The Company enters into repurchase agreements with third-party broker/dealers in which the Company sells securities and agrees to repurchase substantially similar securities at a specified date and price. Such agreements are accounted for as collateralized borrowings. Interest expense on repurchase agreements is recorded at the coupon interest rate on the underlying securities. The repurchase fee received or paid is amortized over the term of the related agreement and recognized as an adjustment to investment income.

        The Company receives collateral for lending securities that are held as part of its investment portfolio. The company requires collateral in an amount greater than or equal to 102% of the market value of domestic securities loaned and 105% of foreign securities loaned. Such collateral is used to replace the securities loaned in event of default by the borrower.

        Derivatives - The Company makes limited use of derivative financial instruments to manage interest rate, market, and foreign exchange risk associated with invested assets, and therefore, are held for purposes other than trading. Such derivative instruments consist of interest rate swap agreements, interest rate floors and caps, foreign currency exchange contracts, options, interest rate futures, and equity swaps. The settlements paid or received under these contracts is deferred and recognized as an adjustment to net investment income on the accrual method. Gains and losses on foreign exchange contracts are deferred and recognized in net investment income when the hedged transactions are realized.

        Interest rate swap agreements are used to convert the interest rate on certain debt securities from a floating rate to a fixed rate or vice versa, to convert from a fixed rate to floating rate. Interest rate floors and caps are interest rate protection instruments that require the payment by a counterparty to the Company of an interest rate differential only if interest rates fall or rise to certain levels. The differential represents the difference between current interest rates and an agreed-upon rate, the strike rate, applied to a notional principal amount. Foreign currency exchange contracts are used to hedge the foreign exchange rate risk associated with bonds denominated in other than U.S. dollars. Written call options are used in conjunction with interest rate swap agreements to effectively convert convertible, fixed rate bonds to non-convertible variable rate bonds as part of the Company's overall asset-liability maturity program. Futures are used to hedge the interest rate risks of forecasted acquisitions of fixed rate fixed maturity investments. Equity swap transactions generally involve the exchange of variable market performance of a basket of securities for a fixed interest rate.

        Although derivative financial instruments taken alone may expose the Company to varying degrees of market and credit risk in excess of amounts recognized in the financial statements, when used for hedging purposes, these instruments typically reduce overall market, foreign exchange, and interest rate risk. The Company controls the credit risk of its financial contracts through credit approvals, limits, and monitoring procedures. As the Company generally enters into derivative transactions only with high quality institutions, no losses associated with non-performance on derivative financial instruments have occurred or are expected to occur.

        Effective January 1, 2001, the Company adopted FASB Statement No. 133, "Accounting for Derivative Instruments and Hedging Activities" as amended by FASB Statement No. 138. The Statements require that all derivative financial instruments be recognized in the financial statements as assets or liabilities and measured at fair value regardless of the purpose or intent for holding them. Gains or losses resulting from changes in the fair value of derivatives are accounted for depending on the intended use of the derivative and whether it qualifies for hedge accounting. Upon adoption, a transition adjustment of approximately $1,000 increased accumulated comprehensive income.

        Stock Options - The Company applies the intrinsic value measurement approach under APB Opinion No. 25, "Accounting for Stock Issued to Employees", to stock-based compensation awards to employees, as interpreted by AIN-APB 25 as it relates to accounting for stock options granted by the Parent to Company employees (See Note 13).

        Transfers and Servicing of Financial Assets and Extinguishments of Liabilities - The Financial Accounting Standards Board (FASB) has issued Statement No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities - A replacement of FASB Statement No. 125", which revises the standards for accounting for securitizations and other transfers of financial assets and collateral, and requires certain disclosures. Statement No. 140 will be effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. However, certain disclosure requirements under statement No. 140 were effective December 15, 2000, and these requirements have been incorporated in the Company's financial statements (see Note 6). Management does not anticipate that the adoption of the new Statement will have a significant effect on the financial position or results of operations of the Company.

2.      ACQUISITIONS

        On July 8, 1998, the Company paid $82,669 in cash to acquire all of the outstanding shares of Alta Health & Life Insurance Company (Alta), formerly known as Anthem Health & Life Insurance Company. The purchase price was based on Alta's adjusted book value, and was subject to further minor adjustments. The results of Alta's operations have been combined with those of the Company since the date of acquisition.

        The acquisition was accounted for using the purchase method of accounting and, accordingly, the purchase price was allocated to the net assets acquired based on their estimated fair values. The fair value of tangible assets acquired and liabilities assumed was $379,934 and $317,440, respectively. The goodwill representing the purchase price in excess of fair value of net assets acquired is included in other assets and is being amortized over 30 years on a straight-line basis.

        Assuming the Alta acquisition had been effective on January 1, 1998, pro forma 1998 revenues would have been $2,671,361 and pro forma 1998 net income would have been $191,552. The pro forma financial information is not necessarily indicative of either the results of operations that would have occurred had this agreement been effective on January 1, 1998, or of future operations.

        Effective January 1, 2000, the Company coinsured the majority of General American Life Insurance Company's (General American) group life and health insurance business which primarily consists of administrative services only and stop loss policies. The agreement converted to an assumption reinsurance agreement January 1, 2001. The Company assumed approximately $150,000 of policy reserves and miscellaneous liabilities in exchange for $150,000 of cash and miscellaneous assets from General American.

        Assuming the reinsurance agreement had been effective on January 1, 1999, pro forma 1999 revenues would have been $2,973,247 and pro forma 1999 net income would have been $199,782. The pro forma financial information is not necessarily indicative of either the results of operations that would have occurred had this agreement been effective on January 1, 1999, or of future operations.

        On October 6, 1999, the Company entered into a purchase and sale agreement with Allmerica Financial Corporation (Allmerica) to acquire via assumption reinsurance Allmerica's group life and health insurance business on March 1, 2000. This business primarily consists of administrative services only and stop loss policies. The in-force business was immediately coinsured back to Allmerica and is expected to be underwritten and retained by the Company upon each policy renewal date. The effect of this transaction was not material to the Company's results of operations or financial position.

3.      RELATED-PARTY TRANSACTIONS

        On December 31, 1998, the Company and GWL entered into an Indemnity Reinsurance Agreement pursuant to which the Company reinsured by coinsurance certain GWL individual non-participating life insurance policies. The Company recorded $859 in premium income and increase in reserves, associated with certain policies, as a result of this transaction. Of the $137,638 in reserves that was recorded as a result of this transaction, $136,779 was recorded under SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments" ("SFAS No. 97"), accounting principles. The Company recorded, at the GWL's carrying amount, which approximated fair value, the following at December 31, 1998 as a result of this transaction:

     Assets                                Liabilities and Stockholder's Equity

     Cash                        $    24,600    Policy reserves $  137,638
     Deferred income taxes             3,816
     Policy loans                     82,649
     Due from Parent Corporation      19,753
     Other                             6,820
                                   -----------                    -----------
                                 $   137,638                    $  137,638
                                   ===========                    ===========

================================================================================
        In connection with this transaction, GWL made a capital contribution of $5,608 to the Company.

        On September 30, 1998, the Company and GWL entered into an Indemnity Reinsurance Agreement pursuant to which the Company reinsured by coinsurance certain GWL individual non-participating life insurance policies. The Company recorded $45,332 in premium income and increase in reserves as a result of this transaction. Of the $428,152 in reserves that was recorded as a result of this transaction, $382,820 was recorded under SFAS No. 97 accounting principles. The Company recorded, at the Parent Corporation's carrying amount, which approximated fair value, the following at September 30, 1998 as a result of this transaction:

     Assets                                            Liabilities and Stockholder's Equity


     Bonds                              $   147,475    Policy reserves             $  428,152
     Mortgages                               82,637    Due to Parent Corporation       20,820
     Cash                                   134,900
     Deferred policy acquisition costs        9,724
     Deferred income taxes                   15,762
     Policy loans                            56,209
     Other                                    2,265
                                          -----------                             -----------
                                        $   448,972                                $  448,972
                                          ===========                             ===========

        In connection with this transaction, GWL made a capital contribution of $3,200 to the Company.

        On September 30, 1998, the Company purchased furniture, fixtures and equipment from GWL for $25,184.

        The Company performs administrative services for the U.S. operations of GWL. The following represents revenue from GWL for services provided pursuant to these service agreements. The amounts recorded are based upon management's best estimate of actual costs incurred and resources expended based upon number of policies and/or certificates in force.

                                                             Years Ended December 31,

-------------------------------------------
                                                        2000           1999           1998
                                                    -------------  ------------- -------------

     Investment management revenue               $        120    $       130    $       475
     Administrative and underwriting revenue              704            768          5,094

        At December 31, 2000 and 1999, due to GWL includes $17,743 and $10,641 due on demand and $25,338 and $25,338 of notes payable which bear interest and mature on October 1, 2006. These notes may be prepaid in whole or in part at any time without penalty; the issuer may not demand payment before the maturity date. The amounts due on demand to GWL bear interest at the public bond rate (7.0% and 6.7% at December 31, 2000 and 1999, respectively) while the note payable bears interest at 5.4%.

        On May 4, 1999, the Company issued a $175,000 subordinated note to GWL&A Financial, the proceeds of which were used for general corporate purposes. The subordinated note bears interest at 7.25% and is due June 30, 2048. Payments of principal and interest under this subordinated note shall be made only with prior written approval of the Commissioner of Insurance of the State of Colorado. Payments of principal and interest on this subordinated note are payable only out of surplus funds of the Company and only at such time as the financial condition of the Company is such that at the time of payment of principal or interest, its surplus after the making of any such payment would exceed the greater of $1,500 or 1.25 times the company action level amount as required by the most recent risk based capital calculations.

        Interest expense attributable to these related party obligations was $14,637, $11,053, and $9,891 for the years ended December 31, 2000,
        1999, and 1998, respectively.

4.      REINSURANCE

        In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks to other insurance enterprises under excess coverage and co-insurance contracts. The Company retains a maximum of $1.5 million of coverage per individual life.

        Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. At December 31, 2000 and 1999, the reinsurance receivable had a carrying value of $233,968 and $173,322, respectively.

        The following schedule details life insurance in force and life and accident/health premiums:

                                            Ceded         Assumed
Percentage
                                         Primarily to    Primarily                   of
Amount
                             Gross        the Parent     from Other       Net         Assumed
                             Amount      Corporation     Companies       Amount        to Net
                          -------------  -------------  ------------- -------------
-----------
     December 31, 2000:
       Life insurance in force:
         Individual     $ 39,067,268   $  5,727,745   $  7,563,302   $ 40,902,825      18.5%
         Group            75,700,120                    20,610,896     96,311,016      21.4%
                          -------------  -------------  -------------  -------------
             Total      $ 114,767,388  $  5,727,745   $ 28,174,198   $ 137,213,841
                          =============  =============  =============  =============

       Premium Income:
         Life insurance $    349,097   $     35,448   $     88,994   $    402,643      22.1%
                             827,044         79,705        175,294        922,633      19.0%
     Accident/health

                          -------------  -------------  -------------  -------------
             Total      $  1,176,141   $    115,153   $    264,288   $  1,325,276
                          =============  =============  =============  =============


     December 31, 1999:
       Life insurance in force:
         Individual     $ 35,362,934   $  5,195,961   $  8,467,877   $ 38,634,850      21.9%
         Group            80,717,198                     2,212,741     82,929,939       2.7%
                          -------------  -------------  -------------  -------------
             Total      $ 116,080,132  $  5,195,961   $ 10,680,618   $ 121,564,789
                          =============  =============  =============  =============

       Premium Income:
         Life insurance $    306,101   $     27,399   $     46,715   $    325,417      14.4%
                             801,755         58,247         79,753        823,261       9.7%
     Accident/health

                          -------------  -------------  -------------  -------------
             Total      $  1,107,856   $     85,646   $    126,468   $  1,148,678
                          =============  =============  =============  =============

     December 31, 1998:
       Life insurance in force:
         Individual     $ 34,017,379   $  4,785,079   $  8,948,442   $ 38,180,742      23.4%
         Group            81,907,539                     2,213,372     84,120,911       2.6%
                          -------------  -------------  -------------  -------------
             Total      $ 115,924,918  $  4,785,079   $ 11,161,814   $ 122,301,653
                          =============  =============  =============  =============

       Premium Income:
         Life insurance $    352,710   $     24,720   $     65,452   $    393,442      16.6%
                             571,992         61,689         74,284        584,587      12.7%
     Accident/health

                          -------------  -------------  -------------  -------------
             Total      $    924,702   $     86,409   $    139,736   $    978,029
                          =============  =============  =============  =============

5.      NET INVESTMENT INCOME AND NET REALIZED GAINS (LOSSES) ON INVESTMENTS


        Net investment income is summarized as follows:

                                                              Years Ended December 31,

-------------------------------------------
                                                         2000           1999           1998
                                                     -------------  ------------- -------------
     Investment income:
       Fixed maturities and short-term investments  $   676,784   $    636,946   $    638,079
       Mortgage loans on real estate                     80,775         88,033        110,170
       Real estate                                       22,068         19,618         20,019
       Policy loans                                     191,320        167,109        180,933
       Other                                                120            138            285
                                                     -------------  ------------- -------------
                                                        971,067        911,844        949,486
     Investment expenses, including interest on
       amounts charged by the related parties
       of $14,637, $11,053, and $9,891                   39,626         35,898         52,126
                                                     -------------  ------------- -------------
     Net investment income                          $   931,441   $    875,946   $    897,360
                                                     =============  ============= =============


        Net realized gains on investments are as follows:

                                                              Years Ended December 31,

-------------------------------------------
                                                         2000           1999           1998
                                                     -------------  -------------
-------------
     Realized gains (losses):
       Fixed maturities                             $   (16,752)  $     (8,321)  $     36,944
       Stocks                                            33,411            463          1,447
       Mortgage loans on real estate                      2,207          1,429            424
       Real estate                                          490            513
       Provisions                                         8,927          7,000
(642)
                                                     -------------  -------------
-------------
     Net realized gains on investments              $    28,283   $      1,084   $     38,173
                                                     =============  =============
=============

6.      SUMMARY OF INVESTMENTS

        Fixed maturities owned at December 31, 2000 are summarized as follows:

                                                 Gross        Gross          Estimated
                                   Amortized   Unrealized   Unrealized      Fair Carrying
                                      Cost       Gains        Losses       Value       Value
                                   ----------- -----------  -----------  -----------
-----------
     Available-for-Sale:
       U.S. Government Agencies  $  1,115,926 $   14,528  $    3,483   $ 1,126,971   $1,126,971
       Collateralized mortgage
         Obligations                  708,707      8,592       7,201       710,098      710,098
       Public utilities               654,729     13,251       7,063       660,917      660,917
       Corporate bonds              3,036,921     66,903      85,559     3,018,265    3,018,265
       Foreign governments             49,505      1,019         376        50,148       50,148
       State and municipalities       815,246     20,424       6,502       829,168      829,168
       Direct mortgage pass-
          through certificates        356,975      2,719       1,091       358,603      358,603
       Mortgage backed                100,786      5,401         363       105,824      105,824
     securities

       Asset backed securities      2,533,214     46,602      19,945     2,559,871    2,559,871
                                   ----------- -----------  -----------  ----------- -----------
                                 $  9,372,009 $  179,439  $  131,583   $ 9,419,865   $9,419,865
                                   =========== ===========  ===========  =========== ===========

        Fixed maturities owned at December 31, 1999 are summarized as follows:

                                                 Gross        Gross      Estimated
                                   Amortized   Unrealized   Unrealized      Fair
Carrying
                                      Cost       Gains        Losses       Value       Value
                                   ----------- -----------  -----------  -----------
-----------
     Held-to-Maturity:
         U.S. Government         $   178,801  $      448  $   10,047   $  169,202   $ 178,801
     Agencies
         Collateralized mortgage

           Obligations                 5,452          19                    5,471       5,452
         Public utilities            281,308       3,956       5,195      280,069     281,308
         Corporate bonds           1,450,576      15,840      22,654     1,443,762   1,450,576
         Foreign governments          10,000         213                   10,213      10,000
         State municipalities        123,160         691       1,494      122,357     123,160
         Direct mortgage pass-
           through certificates
         Mortgage backed
     securities

         Asset backed securities     211,284       2,184       5,961      207,507     211,284
                                   ----------- -----------  -----------  ----------- -----------
                                 $ 2,260,581  $   23,351  $   45,351   $ 2,238,581 $2,260,581
                                   =========== ===========  ===========  ========  ===========


                                                 Gross        Gross      Estimated
                                   Amortized   Unrealized   Unrealized      Fair
Carrying
                                      Cost       Gains        Losses       Value       Value
                                   ----------- -----------  -----------  -----------  -----------
     Available-for-Sale:
       U.S. Government Agencies  $   942,341  $    2,370  $   22,871   $  921,840   $ 921,840
       Collateralized mortgage
         Obligations                 862,250       1,215      38,061      825,404     825,404
       Public utilities              479,868       1,158      13,369      467,657     467,657
       Corporate bonds             1,836,482      19,120      79,079     1,776,523   1,776,523
       Foreign governments            37,864         642         856       37,650      37,650
       State and municipalities      359,367          94      17,598      341,863     341,863
       Direct mortgage pass-
          through certificates       304,099       1,419      11,704      293,814     293,814
       Mortgage backed                51,809          18       1,900       49,927      49,927
     securities

       Asset backed securities     2,079,303       5,140      71,199     2,013,244  2,013,244
                                   ----------- -----------  -----------  --------- -----------
                                 $ 6,953,383  $   31,176  $  256,637   $ 6,727,922 $6,727,922
                                   =========== ===========  ===========  ========= ===========

        The collateralized mortgage obligations consist primarily of sequential and planned amortization classes with final stated maturities of two to thirty years and average lives of less than one to fifteen years. Prepayments on all mortgage-backed securities are monitored monthly and amortization of the premium and/or the accretion of the discount associated with the purchase of such securities is adjusted by such prepayments.

        See Note 8 for additional information on policies regarding estimated fair value of fixed maturities.

        The amortized cost and estimated fair value of fixed maturity investments at December 31, 2000, by projected maturity, are shown below. Actual maturities will likely differ from these projections because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                         Available-for-Sale

                                   -------------------------------
                                     Amortized        Estimated
                                       Cost          Fair Value

                                   --------------   --------------
     Due in one year or less     $      518,895  $       527,576
     Due after one year
       through five years             2,480,365        2,487,423
     Due after five years
       through ten years              1,167,364        1,172,556
     Due after ten years                772,208          760,118
     Mortgage-backed

       Securities                     1,899,963        1,912,319
     Asset-backed securities          2,533,214        2,559,873
                                   --------------   --------------
                                 $    9,372,009  $     9,419,865
                                   ==============   ==============


        Proceeds from sales of securities available-for-sale were $1,460,672, $3,176,802, and $6,169,678 during 2000, 1999, and 1998, respectively.
        The realized gains on such sales totaled $5,845, $10,080, and $41,136 for 2000, 1999, and 1998, respectively. The realized losses totaled $20,562, $19,720, and $8,643 for 2000, 1999, and 1998, respectively.
        During the years 2000, 1999, and 1998, held-to-maturity securities with amortized cost of $8,571, $0, and $9,920 were sold due to credit deterioration with insignificant gains and losses.

        During the fourth quarter of 2000, the Company transferred all securities classified as held-to-maturity into the available-for-sale category. The Company recorded a $19,908 unrealized gain associated with this transfer in other comprehensive income, net of tax.

        At December 31, 2000 and 1999, pursuant to fully collateralized securities lending arrangements, the Company had loaned $208,702 and $0 of fixed maturities, respectively. The fair value of collateral held by the Company at December 31, 2000, that can be sold or repledged is $212,876. No portion of the collateral had been sold or repledged at December 31, 2000.

        The Company engages in hedging activities to manage interest rate, market and foreign exchange risk. The following table summarizes the 2000 financial hedge instruments:

                                  Notional            Strike/Swap

     December 31, 2000             Amount                Rate                   Maturity
     ------------------------  --------------- --------------------------
----------------------
     Interest Rate Futures   $     171,800           5.17% - 5.68%                3/01
     Interest Rate Caps          1,562,000       7.64% - 11.82% (CMT)         6/00 - 12/06
     Interest Rate Swaps           300,041          4.995% - 8.620%           1/01 - 12/06
     Foreign Currency
       Exchange Contracts           18,371                N/A                  6/05 - 7/06
     Options                       111,400              Various               5/01 - 11/05


        The following table summarizes the 1999 financial hedge instruments:

                                 Notional             Strike/Swap

     December 31, 1999            Amount                 Rate                   Maturity
     ------------------------  --------------  --------------------------
----------------------

     Interest Rate Caps      $   1,362,000       7.64% - 11.82% (CMT)         6/00 - 12/04
     Interest Rate Swaps           217,528            4.94%-6.8%              02/00 - 12/06
     Foreign Currency
       Exchange Contracts           19,478                N/A                 03/00 - 07/06
     Equity Swap                   104,152           5.15% - 5.93%                01/01
     Options                        54,100              Various               01/02 - 12/02

        LIBOR   - London Interbank Offered Rate
        CMT            - Constant Maturity Treasury Rate

        The Company has established specific investment guidelines designed to emphasize a diversified and geographically dispersed portfolio of mortgages collateralized by commercial and industrial properties located in the United States. The Company's policy is to obtain collateral sufficient to provide loan-to-value ratios of not greater than 75% at the inception of the mortgages. At December 31, 2000, approximately 32% of the Company's mortgage loans were collateralized by real estate located in California.

        The following is information with respect to impaired mortgage loans:

                                                             2000        1999
     =======================================================--------------------
     Loans, net of related allowance for credit losses of
     $12,777 and $14,727                                   $ 21,893  $ 25,877
   Loans with no related allowance for credit losses         12,954    17,880
   Average balance of impaired loans during the year         39,321    43,866
   Interest income recognized (while impaired)                1,648     1,877
   Interest income received and recorded (while impaired)
   using the cash basis method of recognition                 1,632     1,911

        As part of an active loan management policy and in the interest of maximizing the future return of each individual loan, the Company may from time to time modify the original terms of certain loans. These restructured loans, all performing in accordance with their modified terms, aggregated $73,518 and $75,691 at December 31, 2000 and 1999, respectively.

        The following table presents changes in the allowance for credit losses:

                                      2000            1999           1998
                                  -------------   -------------  -------------

     Balance, beginning of year $     77,416   $      83,416   $     83,416
     Provision for loan losses        (8,927)         (7,000)           642
     Charge-offs                      (7,247)              -           (787)
     Recoveries                            -           1,000            145
                                  -------------   -------------  -------------
     Balance, end of year       $     61,242   $      77,416   $     83,416
                                  =============   =============  =============

7.      COMMERCIAL PAPER

        The Company has a commercial paper program that is partially supported by a $50,000 standby letter-of-credit. At December 31, 2000, commercial paper outstanding of $97,631 had maturities ranging from 11 to 46 days and interest rates ranging from 6.59% to 6.62%. At December 31, 1999, no commercial paper was outstanding.

8.      ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS

                                                             December 31,

-----------------------------------------------------------
                                                 2000                           1999
                                      ----------------------------  ----------------------------
                                        Carrying      Estimated        Carrying   Estimated
                                         Amount       Fair Value        Amount    Fair Value
                                      -------------  -------------   ------------ -------------
     ASSETS:

        Fixed maturities and

          short-term investments    $   9,834,247  $  9,834,247   $    9,229,307  $ 9,207,307
        Mortgage loans on real
          estate                          843,371       856,848          974,645      968,964
        Policy loans                    2,809,973     2,809,973        2,681,132    2,681,132
        Common stock                       95,036        95,036           69,240       69,240

     LIABILITIES:
        Annuity contract reserves

          without life                  4,189,716     4,204,907        4,468,685    4,451,465
     contingencies

        Policyholders' funds              197,941       197,941          185,623      185,623
        Due to GWL                         43,081        41,332           35,979       33,590
        Due to GWL&A Financial            171,347       158,222          175,035      137,445
        Repurchase agreements                                             80,579       80,579
        Commercial paper                 97,631         97,631           - -            - -

     HEDGE CONTRACTS:
        Interest rate futures              (1,442)     (1,442)             1,015       1,015
        Interest rate caps                    405           405            4,140       4,140
        Interest rate swaps                 9,232         9,232           (1,494)      (1,494)
        Foreign currency exchange
          contracts                         1,079         1,079              (10)         (10)
        Equity swap                           - -           - -           (7,686)      (7,686)
        Options                            (3,528)       (3,528)          (6,220)      (6,220)

        The estimated fair values of financial instruments have been determined using available information and appropriate valuation methodologies. However, considerable judgement is required to interpret market data to develop estimates of fair value. Accordingly, the estimates presented are not necessarily indicative of the amounts the Company could realize in a current market exchange. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

        The estimated fair-value of fixed maturities that are publicly traded are obtained from an independent pricing service. To determine fair value for fixed maturities not actively traded, the Company utilized discounted cash flows calculated at current market rates on investments of similar quality and term.

        Mortgage loan fair value estimates generally are based on discounted cash flows. A discount rate "matrix" is incorporated whereby the discount rate used in valuing a specific mortgage generally corresponds to that mortgage's remaining term and credit quality. The rates selected for inclusion in the discount rate "matrix" reflect rates that the Company would quote if placing loans representative in size and quality to those currently in the portfolio.

        Policy loans accrue  interest  generally at variable rates with no fixed
        maturity  dates  and,  therefore,   estimated  fair  value  approximates
        carrying value.

        The fair value of annuity contract reserves without life contingencies is estimated by discounting the cash flows to maturity of the contracts, utilizing current crediting rates for similar products.

        The estimated fair value of policyholders' funds is the same as the carrying amount as the Company can change the crediting rates with 30 days notice.

        The estimated fair value of due to GWL is based on discounted cash flows at current market rates on high quality investments.

        The fair value of due to GWL&A Financial reflects the last trading price of the subordinated notes in the public market at December 31, 2000.

        The carrying value of repurchase agreements and commercial paper is a reasonable estimate of fair value due to the short-term nature of the liabilities.

        The estimated fair value of financial hedge instruments, all of which are held for other than trading purposes, is the estimated amount the Company would receive or pay to terminate the agreement at each year-end, taking into consideration current interest rates and other relevant factors. Included in the net loss position for interest rates swaps are $1,858 and $772 of unrealized losses in 2000 and 1999, respectively. Included in the net gain position for foreign currency exchange contracts are $0 and $518 of loss exposures in 2000 and 1999, respectively.

9.      EMPLOYEE BENEFIT PLANS

        The following table summarizes changes for the years ended December 31, 2000, 1999, and 1998, in the benefit obligations and in plan assets for the Company's defined benefit pension plan and post-retirement medical plan. There is no additional minimum pension liability required to be recognized. There were no amendments to the plans due to the acquisition of Alta.

                                                                         Post-Retirement

                                          Pension Benefits                 Medical Plan
                                     ---------------------------- -----------------------------
                                      2000      1999      1998      2000      1999       1998
                                     --------  --------  --------  --------  -------- --------
     Change in benefit obligation

     Benefit obligation at        $  126,130 $ 131,305 $ 115,057 $ 29,228  $ 19,944  $ 19,454
     beginning of year
     Service cost                     7,062     7,853     6,834    2,305     2,186      1,365
     Interest cost                    9,475     8,359     7,927    2,167     1,652      1,341
     Addition of former Alta                    4,155
     employees
     Actuarial loss (gain)            2,510    (22,363)   5,117              3,616     (1,613)
     Prior service for former
     Alta
       Employees                                                             2,471
     Benefits paid                   (4,614)   (3,179)   (3,630)    (682)     (641)      (603)
                                     --------  --------  --------  --------  --------  --------
     Benefit obligation at end    $  140,563 $ 126,130 $ 131,305 $ 33,018  $ 29,228  $ 19,944
     of year
                                     --------  --------  --------  --------  -------- --------

     Change in plan assets

     Fair value of plan assets
     at

       Beginning of year          $  192,093 $ 183,136 $ 162,879 $         $         $
     Actual return on plan assets     6,032    12,055    23,887
     Addition of former Alta
     employees

       and other adjustments                       81
     Benefits paid                   (4,614)   (3,179)   (3,630)
                                     --------  --------  --------  --------  -------- --------
     Fair value of plan assets       193,511   192,093   183,136
     at end of year
                                     --------  --------  --------  --------  -------- --------

     Funded (unfunded) status        52,948    65,963    51,831    (33,018)  (29,228) (19,944)
     Unrecognized net actuarial      (15,239)  (30,161)  (11,405)  3,430     3,464       (113)
     (gain) loss
     Unrecognized prior service       3,073     3,614              2,148     2,310
     cost
     Unrecognized net (asset)
     obligation or
       at transition                 (16,655)  (18,170)  (19,684)  12,928    13,736    14,544
                                     --------  --------  --------  --------  -------- --------
     Prepaid (accrued) benefit    $  24,127  $ 21,246  $ 20,742  $ (14,512)$ (9,718) $ (5,513)
     cost
                                     ========  ========  ========  ========  ========  ========

     Components of net periodic
     benefit cost

     Service cost                 $   7,062  $  7,853  $  6,834  $ 2,305   $ 2,186   $ 1,365
     Interest cost                    9,475     8,360     7,927    2,167     1,652     1,341
     Expected return on plan         (17,567)  (15,664)  (13,691)
     assets
     Amortization of transition      (1,514)   (1,514)   (1,514)     808       808       808
     obligation
     Amortization of
     unrecognized prior
       service cost                     541       541                162       162
     Amortization of gain from
     earlier

       periods                         (879)      (80)                34        38
                                     --------  --------            --------  --------  --------
                                     --------  --------  --------  --------  --------  --------
     Net periodic (benefit) cost  $  (2,882) $   (504) $   (444) $ 5,476   $ 4,846   $ 3,514
                                     ========  ========  ========  ========  ======== ========

     Weighted-average

     assumptions as

     of December 31

     Discount rate                     7.50%     7.50%    6.50%      7.50%     7.50% 6.50%
     Expected return on plan           9.25%     8.50%    8.50%      9.25%     8.50% 8.50%
     assets

     Rate of compensation              5.00%     5.00%    4.00%      5.00%     5.00% 4.00%
     increase

        The Company-sponsored post-retirement medical plan (medical plan) provides health benefits to retired employees. The medical plan is contributory and contains other cost sharing features, which may be adjusted annually for the expected general inflation rate. The Company's policy is to fund the cost of the medical plan benefits in amounts determined at the discretion of management. The Company made no contributions to this plan in 2000, 1999, or 1998.

        Assumed health care cost trend rates have a significant effect on the amounts reported for the medical plan. For measurement purposes, a 7.5% annual rate of increase in the per capita cost of covered health care benefits was assumed. A one-percentage-point change in assumed health care cost trend rates would have the following effects:

                                                   1-Percentage  1-Percentage
                                                      Point         Point
                                                     Increase      Decrease
                                                   ------------  ---------------
     Increase (decrease) on total of service and
       interest cost on components                   $   1,189   $      (812)
     Increase (decrease) on post-retirement benefit      7,220        (5,517)
       obligation

        The Company sponsors a defined contribution 401(k) retirement plan which provides eligible participants with the opportunity to defer up to 15% of base compensation. The Company matches 50% of the first 5% of participant pre-tax contributions. For employees hired after January 1, 1999, the Company matches 50% of the first 8% of participant pre-tax contributions. Company contributions for the years ended December 31, 2000, 1999, and 1998 totaled $6,130, $5,504, and $3,915, respectively.

        The Company has a deferred compensation plan providing key executives with the opportunity to participate in an unfunded, deferred compensation program. Under the program, participants may defer base compensation and bonuses, and earn interest on their deferred amounts. The program is not qualified under Section 401 of the Internal Revenue Code. Participant deferrals, which are reflected in other liabilities, are $19,264, $17,367, and $16,102 for years ending December 31, 2000,
        1999, and 1998, respectively. The participant deferrals earn interest at a rate based on the average ten-year composite government securities rate plus 1.5%. The interest expense related to the plan for the years ending December 31, 2000, 1999, and 1998 was $1,358, $1,231, and $1,185,
        respectively.

        The Company  also  provides a  supplemental  executive  retirement  plan
        (SERP) to certain key executives. This plan provides key executives with certain benefits upon retirement, disability, or death based upon total compensation. The Company has purchased individual life insurance policies with respect to each employee covered by this plan. The Company is the owner and beneficiary of the insurance contracts. The expense for this plan for 2000, 1999, and 1998 was $3,023, $3,002, and $2,840,
        respectively. The total liability of $18,794 and $14,608 as of December 31, 2000 and 1999 is included in other liabilities.

10.     FEDERAL INCOME TAXES

        The following is a reconciliation between the federal income tax rate and the Company's effective income tax rate:

                                         2000          1999         1998
                                       ----------   -----------  -----------
     Federal tax rate                      35.0  %       35.0  %      35.0  %
     Change in tax rate resulting from:
       Settlement of GWL tax exposures                   (5.9)
       Other, net                          (0.9)         (0.3)        (1.6)
                                       ----------   -----------  -----------
     Total                                 34.1  %       28.8  %      33.4  %
                                       ==========   ===========  ===========

         The Company's income tax provision was favorably impacted in 1999 by the release of contingent liabilities relating to taxes of the GWL's U.S. branch associated with blocks of business that were transferred from GWL's U.S. branch to the Company from 1989 to 1993; the Company had agreed to the transfer of these tax liabilities as part of the transfer of this business. The release recorded in 1999 reflected the resolution of certain tax issues with the Internal Revenue Service (IRS), and totaled $17,150; however, $8,900 of the release was attributable to participating policyholders and therefore had no effect on the net income of the Company since that amount was credited to the provision for policyholders' share of earnings on participating business in the accompanying 1999 statement of income.

        Excluding the effect of the 1999 tax item discussed above, the effective tax rate for 1999 was 35.2%.

        Temporary differences which give rise to the deferred tax assets and liabilities as of December 31, 2000 and 1999 are as follows:

                                                    2000                         1999
                                          --------------------------   -------------------------
                                           Deferred      Deferred       Deferred     Deferred
                                             Tax            Tax           Tax           Tax
                                            Asset        Liability       Asset
Liability
                                          -----------   ------------   -----------  ------------
     Policyholder reserves              $   114,074                 $      131,587
     Deferred policy acquisition costs               $      48,543                $  49,455
     Deferred acquisition cost

       proxy tax                            110,239                        103,529
     Investment assets                                      35,714          69,561
     Net operating loss carryforwards           444                            444
     Other                                      103                                      582
                                          -----------   ------------   ----------- ------------
             Subtotal                       224,860         84,257         305,121    50,037
     Valuation allowance                     (1,761)                        (1,761)
                                          -----------   ------------   -----------  ------------
             Total Deferred Taxes       $   223,099  $      84,257  $      303,360$   50,037
                                          ===========   ============   ===========  ============

        Amounts included in investment assets above include $21,228 and $(58,711) related to the unrealized gains (losses) on the Company's fixed maturities available-for-sale at December 31, 2000 and 1999, respectively.

        The Company will file a consolidated tax return for 2000. Losses incurred by subsidiaries in prior years cannot be offset against operating income of the Company. At December 31, 2000, the Company's subsidiaries had approximately $1,267 of net operating loss carryforwards, expiring through the year 2015. The tax benefit of subsidiaries' net operating loss carryforwards are included in the deferred tax assets at December 31, 2000 and 1999, respectively.

        The Company's valuation allowance was decreased in 2000, 1999, and 1998 by $0, $(17), and $(1,792), respectively, as a result of the re-evaluation by management of future estimated taxable income in its subsidiaries.

        Under pre-1984 life insurance company income tax laws, a portion of life insurance company gain from operations was not subject to current income taxation but was accumulated, for tax purposes, in a memorandum account designated as "policyholders' surplus account." The aggregate accumulation in the account is $7,742 and the Company does not anticipate any transactions, which would cause any part of the amount to become taxable. Accordingly, no provision has been made for possible future federal income taxes on this accumulation.

11.     COMPREHENSIVE INCOME

        Other comprehensive income at December 31, 2000 is summarized as follows:

                                                  Before-Tax     Tax (Expense)     Net-of-Tax
                                                     Amount        or Benefit         Amount
     =========================================  ---------------  -------------- --------------
     Unrealized gains on available-for-sale
     securities:
        Unrealized holding gains (losses)
          arising
          during the period                   $     204,274    $     (71,495)  $      132,779
        Less:  reclassification adjustment
          for
          losses (gains) realized in net              9,436           (3,303)           6,133
          income
                                                 ---------------  --------------   --------------
        Net unrealized gains                        213,710          (74,798)         138,912
     =========================================     ============  ===============   ==========
     Reserve and  DAC adjustment                    (31,352)          10,973          (20,379)
                                                ---------------  --------------     --------------
                                                ---------------  --------------     --------------
     Other comprehensive income               $     182,358    $     (63,825)  $      118,533
     =========================================  ===============  ==============     ==============

        Other comprehensive loss at December 31, 1999 is summarized as follows:

                                                  Before-Tax     Tax (Expense)     Net-of-Tax
                                                    Amount        or Benefit         Amount
     =========================================  ---------------  --------------   --------------
     Unrealized gains on available-for-sale
     securities:

        Unrealized holding (losses) gains
     arising ring the period                  $    (303,033)   $     106,061   $  (196,972)

        Less:  reclassification adjustment
     for   (gains) losses realized in net            (9,958)           3,485        (6,473)
     income
                                                ---------------  --------------   --------------
        Net unrealized (losses) gains              (312,991)         109,546      (203,445)
        Reserve and  DAC adjustment                  87,729          (30,705)       57,024
                                                ---------------  --------------  --------------
                                                ---------------  --------------  --------------
     Other comprehensive loss                 $    (225,262)   $      78,841   $  (146,421)
     =========================================  ===============  ==============  ==============


        Other  comprehensive  income  at  December  31,  1998 is  summarized  as follows:

                                                  Before-Tax     Tax (Expense)     Net-of-Tax
                                                    Amount        or Benefit         Amount
                                                --------------- -------------------------------
     Unrealized gains on available-for-sale securities:

        Unrealized holding gains (losses)
     arising

           during the period                  $      39,430    $     (13,800)  $       25,630
        Less:  reclassification adjustment
     for

           (gains) losses realized in net           (14,350)           5,022           (9,328)
     income

                                                ---------------  --------------   --------------
        Net unrealized gains (losses)                25,080           (8,778)          16,302
     Reserve and  DAC adjustment                    (11,614)           4,065          (7,549)
                                                ---------------  --------------   --------------
                                                ---------------  --------------   --------------
     Other comprehensive income               $      13,466    $      (4,713)  $        8,753
                                                ===============  ==============   ==============

12.     STOCKHOLDER'S EQUITY, DIVIDEND RESTRICTIONS, AND OTHER MATTERS

        At December 31, 2000 and 1999, the Company has 1,500 authorized shares each of Series A, Series B, Series C and Series D cumulative preferred stock; and 2,000,000 authorized shares of non-cumulative preferred stock.

        Dividends of $0, $0, and $6,692 were paid on preferred stock in 2000, 1999, and 1998, respectively. In addition, dividends of $134,149, $92,053, and $73,344 were paid on common stock in 2000, 1999, and 1998, respectively. Dividends are paid as determined by the Board of Directors, subject to restrictions as discussed below.

        The Company's net income and capital and surplus, as determined in accordance with statutory accounting principles and practices for December 31 are as follows:

                                     2000             1999            1998
                                 --------------  ---------------  -------------
                                  (Unaudited)
     Net income                $     293,521   $      253,123   $    225,863
     Capital and surplus           1,083,718        1,004,745        727,124

        In March 1998,  the  National  Association  of  Insurance  Commissioners
        adopted the Codification of Statutory Accounting Principles (Codification). The Codification, which is intended to standardize accounting and reporting to state insurance departments, is effective January 1, 2001. However, statutory accounting principles will continue to be established by individual state laws and permitted practices. The Colorado Division of Insurance will require adoption of Codification with certain modifications for the preparation of statutory financial statements effective January 1, 2001. The Company estimates that the adoption of Codification as modified by the Colorado Division of Insurance will increase statutory net worth as of January 1, 2001, by approximately $105,760 [Unaudited]. (The modifications adopted by the Colorado Division of Insurance had no effect on statutory net worth).

        The maximum amount of dividends which can be paid to stockholders by insurance companies domiciled in the State of Colorado are subject to restrictions relating to statutory surplus and statutory net gain from operations. Statutory surplus and net gains from operations at December 31, 2000 were $1,083,718 and $275,231 [Unaudited], respectively. The Company should be able to pay up to $275,231[Unaudited] of dividends in 2001.

13.     STOCK OPTIONS

        The Parent has a stock option plan (the Lifeco plan) that provides for the granting of options on common shares of Lifeco to certain officers and employees of Lifeco and its subsidiaries, including the Company. Options may be awarded with exercise prices of no less than the market price on the date of the grant. Termination of employment prior to vesting results in forfeiture of the options, unless otherwise determined by a committee that administers the Lifeco plan. As of December 31, 2000, 1999, and 1998, stock available for award to Company employees under the Lifeco plan aggregated 4,808,047, 885,150, and 1,424,400 shares.

        The plan provides for the granting of options with varying terms and vesting requirements. The majority of basic options under the plan vest and become exercisable twenty percent per year commencing on the first anniversary of the grant and expire ten years from the date of grant. Other basic options vest and become exercisable one-third per year commencing on various dates from December 31, 2000 to September 30, 2002 and expire ten years from the date of grant. Variable options granted to Company employees totaling 278,000 and 1,832,000 in 1998 and 1997, respectively, become exercisable if certain cumulative financial targets are attained by the end of 2001. If exercisable, the exercise period runs from April 1, 2002 to June 26, 2007. During 2000, the Company determined that it was probable that certain of these options would become exercisable and, accordingly, recorded compensation expense of $15,052 with a corresponding credit to additional paid-in capital as prescribed by AIN-APB 25.

        Additional variable options granted in 1998 and 2000 totaling 380,000 and 120,000, respectively, become exercisable if certain sales or financial targets are attained. During 2000, 1999, and 1998, 13,250, 11,250, and 30,000 of these options vested and accordingly, the Company recognized compensation expense of $151, $23, and $116, respectively. If exercisable, the exercise period expires ten years from the date of grant.

        The following table summarizes the status of, and changes in, Lifeco options granted to Company employees, which are outstanding and the weighted-average exercise price (WAEP) for 2000, 1999, and 1998. As the options granted relate to Canadian stock, the values, which are presented in U.S. dollars, will fluctuate as a result of exchange rate fluctuations:

                                    2000                   1999                    1998
                            ---------------------  ----------------------
----------------------
                             Options      WAEP      Options       WAEP      Options    WAEP
                            -----------  --------  -----------  ---------  -----------
---------
     Outstanding, Jan. 1     6,567,098 $    9.04    6,544,824 $    8.07     5,736,000 $ 7.71
       Granted               1,386,503     14.88      575,500     16.48       988,000  13.90
       Exercised               351,300      6.77      234,476      5.69        99,176   5.93
       Expired or              120,750     12.10      318,750     13.81        80,000  13.05
       canceled

                            -----------  --------  -----------  ---------  ----------- ---------
     Outstanding, Dec. 31    7,481,551 $    9.83    6,567,098 $    9.04     6,544,824 $ 8.07
                            ===========  ========  ===========  =========  =========== =========

     Options exercisable

       at year-end           2,889,848 $    7.23    2,215,998 $    6.31     1,652,424 $ 5.72
                            ===========  ========  ===========  =========  =========== =========

     Weighted average
     fair
     value of options

     granted during year  $    4.38              $    5.23               $    4.46
                            ===========            ===========             ===========


        The following table summarizes the range of exercise prices for outstanding Lifeco common stock options granted to Company employees at December 31, 2000:

                                        Outstanding                         Exercisable
     ===================  -----------------------------------------   ----------------------------
                                                         Average                      Average
     ===================
          Exercise                         Average      Exercise
Exercise
     ===================
        Price Range          Options         Life         Price        Options         Price
     -------------------  --------------  -----------  ------------ -------------- -----------
     $ 5.65 - 7.50          3,223,248        5.65    $     5.72       2,514,448   $ 5.70
     $10.82 - 15.21         4,096,803        7.66    $    12.77         350,300   $14.28
     $15.91 - 17.95           161,500        8.18    $    17.33          25,100   $17.74


        Of the exercisable Lifeco options, 2,845,348 relate to basic option grants and 44,500 relate to variable grants.

        Power Financial Corporation (PFC), which is the parent corporation of Lifeco, has a stock option plan (the PFC plan) that provides for the granting of options for common shares of PFC to key employees of PFC and its affiliates. Prior to the creation of the Lifeco plan in 1996, certain officers of the Company participated in the PFC plan in Canada. Under the PFC plan, options may be awarded with exercise price no less than the market price on the date of the grant. Termination of employment prior to vesting results in forfeiture of the options, unless otherwise determined by a committee that administers the PFC plan. As of December 31, 2000, 1999, and 1998, stock available for award under the PFC plan aggregated 2,790,800, 4,340,800, and 4,400,800 shares.

        Options granted to officers of the Company under the PFC plan become exercisable twenty percent per year commencing on the date of the grant and expire ten years from the date of grant.

        The following table summarizes the status of, and changes in, PFC options granted to Company officers, which remain outstanding and the weighted-average exercise price (WAEP) for 2000, 1999, and 1998. As the options granted relate to Canadian stock, the values, which are presented in U.S. dollars, will fluctuate as a result of exchange rate fluctuations:

                                    2000                   1999                    1998
                            ---------------------  ----------------------  ----------------------
                             Options      WAEP      Options       WAEP      Options     WAEP
                            -----------  --------  -----------  ---------  ----------- ---------
     Outstanding, Jan. 1,      285,054 $    3.23      355,054 $    2.89     1,076,000 $ 3.05
       Exercised               215,054      3.30       70,000      2.28       720,946   2.98
                            -----------  --------  -----------  ---------  ----------- ---------
     Outstanding, Dec.          70,000 $    2.29      285,054 $    3.23       355,054 $ 2.89
     31,
                            ===========  ========  ===========  =========  =========== =========
     Options exercisable
       at year-end              70,000 $    2.29      285,054 $    3.23       355,054 $ 2.89
                            ===========  ========  ===========  =========  =========== =========

        As of December 31, 2000, the PFC options outstanding have an exercise price of $2.29 and a weighted-average remaining contractual life of 3.33 years.

        The Company accounts for stock-based compensation using the intrinsic value method prescribed by APB 25 under which compensation expenses for stock options are generally not recognized for stock option awards granted at or above fair market value. Had compensation expense for the Company's stock option plan been determined based upon fair value at the grant dates for awards under the plan in accordance with SFAS No. 123, "Accounting for Stock-Based Compensation", the Company's net income would have been reduced by $1,147, $1,039, and $727, in 2000, 1999, and 1998, respectively. The fair value of each option grant was estimated on the date of grant using the Black-Scholes option-pricing model with the following weighted-average assumptions used for those options granted in 2000, 1999, and 1998, respectively: dividend yields of 4.06%, 3.63%, and 3.0%, expected volatility of 30.1%, 32.4%, and 34.05%, risk-free interest rates of 6.61%, 6.65%, and 4.79% and expected lives of 7.5 years.

14.     SEGMENT INFORMATION

        The Company has two reportable segments: Employee Benefits and Financial Services. The Employee Benefits segment markets group life and health and 401(k) products to small and mid-sized corporate employers. The Financial Services segment markets and administers savings products to public and not-for-profit employers and individuals and offers life
        insurance   products  to  individuals  and  businesses.   The  Company's
        reportable segments are strategic business units that offer different products and services. They are managed separately as each segment has unique distribution channels.

        The accounting policies of the segments are the same as those described in Note 1. The Company evaluates performance based on profit or loss from operations after income taxes.

        The Company's operations are not materially dependent on one or a few customers, brokers or agents.

        Summarized segment financial information for the year ended and as of December 31 was as follows:

        Year ended December 31, 2000

        Operations:

                                                 Employee         Financial
                                                 Benefits         Services          Total
     ========================================  --------------   --------------
---------------
     Revenue:
        Premium income                       $   1,142,136   $      190,430   $   1,332,566
        Fee income                                 752,309          119,318         871,627
        Net investment income                       94,800          836,641         931,441
        Realized investment (losses) gains          (3,572)          31,855          28,283
     ========================================  --------------   --------------
---------------
             Total revenue                       1,985,673        1,178,244       3,163,917

     Benefits and Expenses:

        Benefits                                   922,925          822,946       1,745,871
        Operating expenses                         856,463          168,449       1,024,912
     ========================================  --------------   --------------
---------------
             Total benefits and expenses         1,779,388          991,395       2,770,783
     ========================================  --------------   --------------
---------------
                                               --------------   --------------
---------------

     Net operating income before income            206,285          186,849         393,134
     taxes

     ========================================
     Income taxes                                   70,197           63,843         134,040
                                               --------------   --------------
---------------
             Net income                      $     136,088   $      123,006   $     259,094
     ========================================  ==============   ==============
===============

        Assets:

                                                 Employee         Financial
                                                 Benefits         Services          Total
     ========================================  --------------   --------------
---------------
     Investment assets                       $   1,438,650   $   12,239,947   $  13,678,597
     Other assets                                  980,245          857,407       1,837,652
     Separate account assets                     6,537,095        5,844,042      12,381,137
     ========================================  --------------   --------------
---------------
             Total assets                    $   8,955,990   $   18,941,396   $  27,897,386
     ========================================  ==============   ==============
===============


        Year ended December 31, 1999

        Operations:

                                                 Employee         Financial
     ========================================
                                                 Benefits         Services          Total
     ========================================  --------------   --------------
---------------
     Revenue:

     ========================================
        Premium income                       $     990,449   $      172,734   $   1,163,183
     ========================================
        Fee income                                 548,580           86,567         635,147
     ========================================
        Net investment income                       80,039          795,907         875,946
     ========================================
        Realized investment (losses) gains          (1,224)           2,308           1,084
     ========================================  --------------   --------------
---------------
             Total revenue                       1,617,844        1,057,516       2,675,360
     ========================================
     Benefits and Expenses:

     ========================================
        Benefits                                   789,084          792,755       1,581,839
     ========================================
        Operating expenses                         661,119          143,422         804,541
     ========================================  --------------   --------------
---------------
             Total benefits and expenses         1,450,203          936,177       2,386,380
     ========================================  --------------   --------------
---------------
                                               --------------   --------------
---------------

     ========================================
     ========================================
     Net operating income before income            167,641          121,339         288,980
     taxes

     ========================================
     Income taxes                                   51,003           32,259          83,262
                                               --------------   --------------
---------------
             Net income                      $     116,638   $       89,080   $     205,718
     ========================================  ==============   ==============
===============


        Assets:

                                                 Employee         Financial
                                                 Benefits         Services          Total
     ========================================  --------------   --------------
---------------
     Investment assets                       $   1,464,111   $   11,593,944   $  13,058,055
     Other assets                                  741,438          910,677       1,652,115
     Separate account assets                     7,244,145        5,575,752      12,819,897
     ========================================  --------------   --------------
---------------
             Total assets                    $   9,449,694   $   18,080,373   $  27,530,067
     ========================================  ==============   ==============
===============


        Year ended December 31, 1998

        Operations:

                                                 Employee         Financial
                                                 Benefits         Services          Total
     ========================================  --------------   --------------
---------------
     Revenue:

        Premium income                       $     746,898   $      247,965   $     994,863
        Fee income                                 444,649           71,403         516,052
        Net investment income                       95,118          802,242         897,360
        Realized investment gains                    8,145           30,028          38,173
     ========================================  --------------   --------------
---------------
             Total revenue                       1,294,810        1,151,638       2,446,448

     Benefits and Expenses:


        Benefits                                   590,058          872,411       1,462,469
        Operating expenses                         546,959          141,269         688,228
     ========================================  --------------   --------------
---------------
             Total benefits and expenses         1,137,017        1,013,680       2,150,697
     ========================================  --------------   --------------
---------------
                                               --------------   --------------
---------------


     Net operating income before income            157,793          137,958         295,751
     taxes


     Income taxes                                   50,678           48,158          98,836
                                               --------------   --------------
---------------
             Net income                      $     107,115   $       89,800   $     196,915
     ========================================  ==============   ==============
===============

The following table, which summarizes premium and fee income by segment, represents supplemental information.

                                           2000            1999             1998
     ===============================  ---------------  --------------   --------------
      Premium Income:
        Employee Benefits


            Group Life & Health     $   1,142,136    $     990,449   $      746,898
     ===============================  ---------------  --------------   --------------
                 Total Employee         1,142,136          990,449          746,898
     Benefits
                                      ---------------  --------------   --------------
                                      ---------------  --------------   --------------
        Financial Services

            Savings                         7,253           14,344           16,765
            Individual Insurance          183,177          158,390          231,200
                                      ---------------  --------------   --------------
                                      ---------------  --------------   --------------
                 Total Financial          190,430          172,734          247,965
                 Services
     ===============================  ---------------  --------------   --------------
             Total premium income   $   1,332,566    $   1,163,183   $      994,863
     ===============================  ===============  ==============   ==============

     Fee Income:

            Employee Benefits


            Group Life & Health     $     648,328    $     454,071   $      366,805
              (uninsured plans)
            401(k)                        103,981           94,509           77,844
     ===============================  ---------------  --------------   --------------
                                      ---------------  --------------   --------------
                 Total Employee           752,309          548,580          444,649
     Benefits
     ===============================  ---------------  --------------   --------------
                                      ---------------  --------------   --------------
        Financial Services

            Savings                       111,201           81,331           71,403
            Individual Insurance            8,117            5,236
                                      ---------------  --------------   --------------
                                      ---------------  --------------   --------------
                 Total Financial          119,318           86,567           71,403
                 Services
     ===============================  ---------------  --------------   --------------
             Total fee income       $     871,627    $     635,147   $      516,052
     ===============================  ===============  ==============   ==============

15.     COMMITMENTS AND CONTINGENCIES

        The Company is involved in various legal proceedings, which arise in the ordinary course of its business. In the opinion of management, after consultation with counsel, the resolution of these proceedings should not have a material adverse effect on its financial position or results of operations.




                                     PART C
                                OTHER INFORMATION


Item 24.   Financial Statements and Exhibits

           (a)    Financial Statements


        The consolidated balance sheets of GWL&A as of December 31, 2000 and 1999, and the related consolidated statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2000, as well as the financial statements of the Series Account for the years ended December 31, 2000 and 1999, are included in Part B.



           (b)    Exhibits


(1) Copy of resolution of Board of Directors of Depositor establishing Registrant is attached hereto as Exhibit 1.

(2)  Not Applicable


(3) The Underwriting Agreement is incorporated by reference to Registrant's Post Effective Amendment No. 3 (File No. 33-82610) filed April 24, 1997.

(4) Form of variable annuity contracts no longer being offered by are incorporated by reference to Registrant's Pre-Effective Amendment No. 2 (File No. 2-73879) to its Form S-6 Registration Statement filed March 10, 1982. Copy of variable annuity contract currently being offered by Registrant is attached hereto as Exhibit 4.

(5) Form of application used with variable annuity contracts no longer being offered by Registrant are incorporated by reference to Registrant's Pre-Effective Amendment No. 2 (File No. 2-73879) to its Form S-6 Registration Statement filed March 10, 1982. Copy of application used with variable annuity contract currently is attached hereto as Exhibit 5.

(6)  Copies  of  Articles  of   Incorporation   and  Bylaws  of  Depositor   are
     incorporated by reference to Amendment No. 2 to the Registration Statement filed by Depositor on Form N-4 on October 29, 1996 (File No. 333-01153).


(7)  Not Applicable


(8)  Not Applicable

(9) Copy of opinion of counsel for contracts no longer being offered by Registrant are incorporated by reference to Registrant's Post-Effective Amendment No. 14 to its Registration Statement filed April 30, 1987. Copy of opinion of counsel for contracts currently being offered by Registrant is attached hereto as Exhibit 9.


(10) (a) Written Consent of Jorden Burt LLP attached hereto as Exhibit 10(a).

(b)  Written Consent of Deloitte & Touche LLP attached hereto as Exhibit 10(b).

 .    (11) Not Applicable

(12) Not Applicable


(13) Item (13) is incorporated by reference to registrant's Post-Effective Amendment No. 3 (File No. 33-82610) to Form N-4 registration statement filed on April 25, 1997.




Item 25.   Directors and Officers of the Depositor

                                                            Position and Offices
Name                     Principal Business Address             with Depositor
----                     --------------------------          -------------------


James Balog              2205 North Southwinds Boulevard            Director
                         Vero Beach, Florida  32963


James W. Burns, O.C.            (4)                                 Director

Orest T. Dackow                 (3)                                 Director

Andre Desmarais                 (4)                                 Director

Paul Desmarais, Jr.             (4)                                 Director


Robert Gratton                  (5)                                 Chairman


Kevin P. Kavanagh               (1)                                 Director


William Mackness         696 Whitehaven Cresent                      Director

                         London, Ontario  N6G 4V4

William T. McCallum             (3)                                 Director, President and
                                                                    Chief Executive Officer


Jerry E.A. Nickerson     H.B. Nickerson & Sons Limited               Director
                         P.O. Box 130
                         265 Commercial Street

                         North Sydney, Nova Scotia  B2A 3M2


The Honourable

P. Michael Pitfield, P.C., Q.C.        (4)                           Director

Michel Plessis-Belair, F.C.A.          (4)                           Director


Brian E. Walsh           Veritas Capital Management LLC              Director
                         1 Dock Street
                         4th Floor.
                         Stamford, Connecticut 06902



John A. Brown                   (3)                                 Senior Vice-President,
                                                                    BenefitsCorp Healthcare
                                                                    Markets

Name                     Principal Business Address                 Position and Offices
                                                                    with Depositor



Mark Corbett                    (3)                                 Senior Vice-President,
                                                                    Investments


Donna A. Goldin                 (2)                                 Executive Vice-President,
                                                                    and    Chief     Operating
Officer,

                                                                    One Benefits Corporation


M.T.G. Graye                    (3)                                 Executive Vice-President,
                                                                    Chief Financial Officer

Wayne T. Hoffman                (3)                                 Senior
                                                                    Vice-President,
                                                                    Investments

Mark S. Hollen                  (3)                                 Senior Vice-President,
                                                                    Financial   Administrative
                                                                    Service Corporation




D. Craig Lennox          8525 East Orchard Road                     Senior Vice-President,

                         Greenwood Village, Colorado, 80111         General Counsel

                                                                    and Secretary


Steven H. Miller                (2)                                 Senior Vice-President,
                                                                    Employee Benefits, Sales

James D. Motz                   (2)                                 Executive Vice-President,
                                                                    Employee Benefits

Charles P. Nelson               (3)                                 Senior Vice President,
                                                                    Financial Services
                                                                    Public Non-Profit Markets

Martin Rosenbaum                (2)                                 Senior Vice-President,
                                                                    Employee Benefits


Gregory E. Seller               (3)                                 Senior Vice President,
                                                                    BenefitsCorp Government
                                                                    Markets


Robert K. Shaw                  (3)                                 Senior Vice-President,
                                                                    Individual Markets



Name                     Principal Business Address                 Position and Offices
-----------------------------------------------------------------------------------------
                                                                    with Depositor
----------------------------------------------------------------------------------

George D. Webb                  (3)                                 Senior Vice-President,
                                                                    Individual Markets

Warren J. Winer                 (2)                                 Senior Vice President,
                                                                    Employee Benefits


Douglas L. Wooden               (3)                                 Executive Vice-President,
                                                                    Financial Services


Jay W. Wright                   (2)                                 Senior
                                                                    Vice-President,
                                                                    Employees Benefits

 --------------------------------------

(1)        100 Osborne Street North, Winnipeg, Manitoba, Canada  R3C 3A5.


(2)        8505 East Orchard Road, Greenwood Village, Colorado  80111.

(3)        8515 East Orchard Road, Greenwood Village, Colorado  80111.


(4)        Power  Corporation of Canada,  751 Victoria Square,  Montreal,  Quebec,  Canada H2Y
           2J3.

(5)        Power Financial  Corporation,  751 Victoria Square,  Montreal,  Quebec,  Canada H2Y
2J3.

Item 26.   Persons controlled by or under common control with the Depositor or Registrant
           ------------------------------------------------------------------------------

                              ORGANIZATIONAL CHART

Power Corporation of Canada
   100.0%  - 2795957 Canada Inc.
       100.0%  - 171263 Canada Inc..
           67.4%  - Power Financial Corporation
               80.2%  - Great-West Lifeco Inc.
                   100.0% - GWL&A Financial (Canada) Inc.
                       100.0% - GWL&A Financial (Nova Scotia) Co.
                           100.0% - GWL&A Financial Inc.
                       100.0% - Great-West Life & Annuity Capital I
                       100.0% -Great-West Life & Annuity Insurance Company - CO
                           100.0%  - First Great-West Life & Annuity Insurance Company -
                           100.0%  - Advised Assets Group, Inc.
                           100.0% - Alta Health & Life Insurance Company -  IN
                                100.0%  - Alta Agency, Inc.
                           100.0%  - BenefitsCorp, Inc.
                                100.0% - BenefitsCorp Equities, Inc.
                           100.0% - Maxim Series Account
                           100.0%  - National Plan Coordinators of Delaware, Inc.
                                100.0%  - NPC Securities, Inc.
                                100.0%  - NPC Administrative Services Corporation
                                100.0%  - Deferred Comp of Michigan, Inc.
                                100.0%  - National Plan Coordinators of Washington, Inc.
                                100.0%  - National Plan Coordinators of Ohio, Inc.
                                100.0%  - Renco, Inc.
                                100.0%  - NPC Advisers, Inc.
                                100.0%  - P.C. Enrollment Services & Insurance Brokerage, Inc.
                           100.0%  - One Benefits Corporation
                                100.0%  - One Health Plan of Alaska, Inc.
                                100.0%  - One Health Plan of Arizona, Inc. - AZ
                                100.0%  - One of Arizona, Inc.
                                100.0%  - One Health Plan of California, Inc. - CA
                                100.0%  - One Health Plan of Colorado, Inc. -  CO
                                100.0%  - One Health Plan of Florida, Inc. - FL
                                100.0%  - One Health Plan of Georgia, Inc. -GA
                                100.0%  - One Health Plan of Illinois, Inc. - IL
                                100.0%  - One Health Plan of Indiana, Inc. - IN
                                100.0%  - One Health Plan of Kansas/Missouri, Inc. - KS
                                100.0%  - One Health Plan of Maine, Inc.
                                100.0%  - One Health Plan of Massachusetts, Inc. - MA
                                100.0%  - One Health Plan of Michigan, Inc.
                                100.0%  - One Health Plan of Minnesota, Inc.
                                100.0%  - One Health Plan of Nevada, Inc.
                                100.0%  - One Health Plan of New Hampshire, Inc.
                                100.0%  - One Health Plan of New Jersey, Inc. - NJ
                                100.0%  - One Health Plan of New York, Inc.
                                100.0%  - One Health Plan of North Carolina, Inc. - NC
                                100.0%  - One Health Plan of Ohio, Inc. - OH
                                100.0%  - One Health Plan of Oregon, Inc. - OR
                                100.0%  - One Health Plan of Pennsylvania, Inc. - PA
                                100.0%  - One Health Plan of South Carolina, Inc.
                                100.0%  - One Health Plan of Tennessee, Inc. - TN
                                100.0%  - One Health Plan of Texas, Inc. - TX
                                100.0%  - One Health Plan, Inc. - VT
                                100.0%  - One Health Plan of Virginia, Inc.
                                100.0%  - One Health Plan of Washington, Inc. - WA
                                100.0%  - One Health Plan of Wisconsin, Inc.
                                100.0%  - One Health Plan of Wyoming, Inc.
                                100.0%  - One Orchard Equities, Inc.
                           100.0%  - Financial Administrative Services Corporation
                           100.0%  - GWL Properties, Inc.
                            50.0%  - Westkin Properties Ltd.
                           100.0%  - Great-West Benefit Services, Inc.
                            92.1%  - Maxim Series Fund, Inc.
                           100.0%  - GW Capital Management, LLC.
                                100.0% - Orchard Capital Management, LLC
                                100.0% - Greenwood Investments, Inc.
                            86.8%  - Orchard Series Fund
                           100.0%  - Orchard Trust Company
                   100.0% - The Great-West Life Assurance Company -(a direct subsidiary of
                  Great-West Lifeco Inc.)
                        100.0%  - Gold Circle Insurance Company
                        100.0%  - GWL Realty Advisors Inc.
                        100.0%  - GWL Investment Management Ltd.
                        100.0%  - 801611 Ontario Ltd.
                        40.0%  - Peel Condominium Corporation No 454
                        100.0%  - 118050 Canada Inc.
                        100.0%  - 1213763 Ontario Inc.
                        100.0%  - 681348 Alberta Ltd.
                                100.0%  - The Owners: Condominium Plan No 8510578
                        100.0%  - 557140 B.C. Ltd.
                        50.0%  - 3352200 Canada Inc.
                        100.0%  - 1420731 Ontario Limited
                        100.0%  - 1455250 Ontario Limited
                        100.0%  - CGWLL Inc.
                        50.0%  - The Walmer Road Limited Partnership
                        100.0%  - London Insurance Group, Inc.
                                100.0% - Trivest Insurance Network Limited
                                100.0% - LIG Advisory Services, Inc.
                                100.0% - 32076092 Canada Limited
                                        82.4%- 3112675 Canada Limited
                                        100.0% - London Guarantee Insurance Company
                                        100.0% - 176856 Canada Inc.
                                              99.7% - Coronation Insurance Company Limited
                                        100.0% - The Motion Picture Bond Company Inc.
                                        20.0% - 1226545 Ontario Limited
                                             100.0% - Baker, Bartand, Chasse & Goguen Claim
                                                        Services Limited
                        100.0%  - London Life Bank & Trust Corporation
                        100.0%  - London Life Insurance Company
                                100.0%  - London Life Investment Management Ltd.
                                100.0%  - 1319399 Ontario Inc.
                                100.0% - Quadrus Investment Services Ltd.
                                50.0% - The Walmer Road Limited Partnership
                                100.0%  - 177545 Canada Limited
                                100.0% - Lonlife Financial Services Limited
                                82.6%  - Derry Road Limited Partnership
                                100.0%  - Lifestyle Retirement Communities Ltd.
                                        50.0% - Sencorp Properties Ltd
                                100.0%  - London Life International Corporation

                                         38.9%  - Shin Fu Life Insurance Company
                                         17.1%  - China Investment and Development Co., Ltd.
                        88.0% - Neighborhood Dental Services Ltd.
                        66.7%  - Dubigest Inc.
                        66.7% - Vadis Engineering Limited
                                 100.0%  - Investissements Caromont Ltee
                        100.0% - Toronto College Park Ltd.
                        25.0% - Preferred Vision Services Inc.
                        100.0% - London Life Financial Corporation
                                   89.4%  - London Reinsurance Group, Inc. (10.6% owned by
                                            London Life
                                         Insurance Company)
                                        100.0%  - London Life & General Reinsurance Co. Ltd.
                                                  19.9%  - North Shore Limited
                                                 100.0%  - North Shore Reinsurance Company
                                        100.0%  - London Life & Casualty Reinsurance
                                                  Corporation
                                                  100.0% - Trabaja Reinsurance
                                                  Company (TRC)
                                        100.0% - LRG (US), Inc.
                                                 100.0%  - London Life International
                                                           Reinsurance Corporation
                                                 100.0%  - London Life Reinsurance Company
                                                 51.0%  - Health Reinsurance Management
                                                            Partnership (HRMP)



Item 27.   Number of Contract Owners


           As of March 31, 2001, there were 483 Contract Owners.


Item 28.   Indemnification

           Provisions exist under the Colorado General Corporation Code and the Bylaws of GWL&A whereby GWL&A may indemnify a director, officer, or controlling person of GWL&A against liabilities arising under the Securities Act of 1933. The following excerpts contain the substance of these provisions:

                        Colorado Business Corporation Act

   Article 109 - INDEMNIFICATION

   Section 7-109-101.  Definitions.

           As used in this Article:

           (1) Corporation includes any domestic or foreign entity that is a predecessor of the corporation by reason of a merger, consolidation, or other transaction in which the predecessor's existence ceased upon consummation of the transaction.


           (2) Director means an individual who is or was a director of a corporation or an individual who, while a director of a corporation, is or was serving at the corporation's request as a director, an officer, an agent, an associate, an employee, a fiduciary, a manager, a member, a partner, a promoter, or a trusteeof, or to hold any similar position with, another domestic or foreign corporation or other person or employee benefit plan. A director is considered to be serving an employee benefit plan at the corporation's request if the director's duties to the corporation also impose duties on or otherwise involve services by, the director to the plan or to participants in or beneficiaries of the plan. "Director" includes, unless the context requires otherwise, the estate or personal representative of a director.


           (3) Expenses includes counsel fees.

           (4) Liability means the obligation incurred with respect to a proceeding to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses.


           (5) Official capacity means, when used with respect to a director, the office of director in a corporation and, when used with respect to a person other than a director as contemplated in Section 7-109-107, the office in a corporation held by the officer or the employment, fiduciary, or agency relationship undertaken by the employee, fiduciary, or agent on behalf of the corporation. "Official capacity" does not include service for any other domestic or foreign corporation or other person or employee benefit plan.


           (6) Party includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding.

           (7) Proceeding means any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative and whether formal or informal.

   Section 7-109-102.  Authority to indemnify directors.


     (1) Except as provided in subsection (4) of this section, a corporation may indemnify a person made a party to a proceeding because the person is or was a director against liability incurred in the proceeding if:

               (a)  The person conducted himself or herself in good faith; and


               (b)  The person reasonably believed:

               (I)  In the case of  conduct  in an  official  capacity  with the
                    corporation,   that   his   or  her   conduct   was  in  the
                    corporation's best interests; or

               (II) In all other cases, that his or her conduct was at least not opposed to the corporation's best interests; and

               (c) In the case of any criminal proceeding, the person had no reasonable cause to believe his or her conduct was unlawful.

     (2) A director's conduct with respect to an employee benefit plan for a purpose the director reasonably believed to be in the interests of the participants in or beneficiaries of the plan is conduct that satisfies the requirements of subparagraph (II) of paragraph (b) of subsection
          (1) of this section. A director's conduct with respect to an employee benefit plan for a purpose that the director did not reasonably believe to be in the interests of the participants in or beneficiaries of the plan shall be deemed not to satisfy the requirements of subparagraph (a) of subsection (1) of this section.

     (3) The termination of any proceeding by judgment, order, settlement, or conviction, or upon a plea of nolo contendere or its equivalent, is not, of itself, determinative that the director did not meet the standard of conduct described in this section.

     (4)  A corporation may not indemnify a director under this section:

          (a) In connection with a proceeding by or in the right of the corporation in which the director was adjudged liable to the corporation; or


          (b) In connection with any other proceeding charging that the director derived an improper personal benefit, whether or not involving action in an official capacity, in which proceeding the director was adjudged liable on the basis that he or she derived an improper personal benefit.


     (5) Indemnification permitted under this section in connection with a proceeding by or in the right of a corporation is limited to reasonable expenses incurred in connection with the proceeding.

   Section 7-109-103.  Mandatory Indemnification of Directors.


                  Unless limited by the articles of incorporation, a corporation shall indemnify a person who was wholly successful, on the merits or otherwise, in defense of any proceeding to which he was a party because the person is or was a director, against reasonable expenses incurred by him or her in connection with the proceeding.


   Section 7-109-104.  Advance of Expenses to Directors.

           (1) A corporation may pay for or reimburse the reasonable expenses incurred by a director who is a party to a proceeding in advance of the final disposition of the proceeding if:


                  (a) The director furnishes the corporation a written affirmation of his good-faith belief that he or she has met the standard of conduct described in Section 7-109-102;


                  (b) The director furnishes the corporation a written undertaking, executed personally or on the director's behalf, to repay the advance if it is ultimately determined that he or she did not meet such standard of conduct; and

                  (c) A determination is made that the facts then know to those making the determination would not preclude indemnification under this article.

           (2) The undertaking required by paragraph (b) of subsection (1) of this section shall be an unlimited general obligation of the director, but need not be secured and may be accepted without reference to financial ability to make repayment.

           (3) Determinations and authorizations of payments under this section shall be made in the manner specified in Section 7-109-106.

   Section 7-109-105.  Court-Ordered Indemnification of Directors.

           (1) Unless otherwise provided in the articles of incorporation, a director who is or was a party to a proceeding may apply for indemnification to the court conducting the proceeding or to another court of competent jurisdiction. On receipt of an application, the court, after giving any notice the court considers necessary, may order indemnification in the following manner:

                    (a) If it determines the director is entitled to mandatory indemnification under section 7-109-103, the court shall order indemnification, in which case the court shall also order the corporation to pay the director's reasonable expenses incurred to obtain court-ordered indemnification.

                    (b) If it determines that the director is fairly and reasonably entitled to indemnification in view of all the relevant circumstances, whether or not the director met the standard of conduct set forth in section 7-109-102 (1) or was adjudged liable in the circumstances described in
                    Section 7-109-102 (4), the court may order such indemnification as the court deems proper; except that the indemnification with respect to any proceeding in which liability shall have been adjudged in the circumstances described Section 7-109-102 (4) is limited to reasonable expenses incurred in connection with the proceeding and reasonable expenses incurred to obtain court-ordered indemnification.

Section  7-109-106.   Determination  and  Authorization  of  Indemnification  of
Directors.

          (1)  A  corporation   may  not  indemnify  a  director  under  Section
               7-109-102 unless authorized in the specific case after a determination has been made that indemnification of the director is permissible in the circumstances because he has met the standard of conduct set forth in Section 7-109-102. A corporation shall not advance expenses to a director under Section 7-109-104 unless authorized in the specific case after the written affirmation and undertaking required by Section 7-109-104(1)(a) and (1)(b) are received and the determination required by Section 7-109-104(1)(c) has been made.


          (2) The determinations required by subsection (1) of this section shall be made:


                  (a) By the board of directors by a majority vote of those present at a meeting at which a quorum is present, and only those directors not parties to the proceeding shall be counted in satisfying the quorum.

                  (b) If a quorum cannot be obtained, by a majority vote of a committee of the board of directors designated by the board of directors, which committee shall consist of two or more directors not parties to the proceeding; except that directors who are parties to the proceeding may participate in the designation of directors for the committee.

           (3)  If a quorum cannot be obtained as contemplated in paragraph
           (a) of subsection (2) of this section, and the committee cannot be established under paragraph (b) of subsection (2) of this section, or even if a quorum is obtained or a committee designated, if a majority of the directors constituting such quorum or such committee so directs, the determination required to be made by subsection (1) of this section shall be made:

                    (a) By independent legal counsel selected by a vote of the board of directors or the committee in the manner specified in paragraph (a) or (b) of subsection (2) of this section or, if a quorum of the full board cannot be obtained and a committee cannot be established, by independent legal counsel selected by a majority vote of the full board of directors; or

                    (b) By the shareholders.


           (4) Authorization of indemnification and advance of expenses shall be made in the same manner as the determination that indemnification or advance of expense is permissible; except that, if the determination that indemnification or advance of expense is permissible is made by independent legal counsel, authorization of indemnification and advance of expenses shall be made by the body that selected such counsel.


Section 7-109-107. Indemnification of Officers, Employees, Fiduciaries, and Agents.

           (1)    Unless otherwise provided in the articles of incorporation:

                    (a) An officer is entitled to mandatory indemnification under section 7-109-103, and is entitled to apply for court-ordered indemnification under section 7-109-105, in each case to the same extent as a director;

                    (b)  A corporation may indemnify and advance  expenses to an
                         officer,   employee,   fiduciary,   or   agent  of  the
                         corporation to the same extent as a director; and

                    (c) A corporation may indemnify and advance expenses to an officer, employee, fiduciary, or agent who is not a director to a greater extent, if not inconsistent with public policy, and if provided for by its bylaws, general or specific action of its board of directors or shareholders, or contract.

   Section 7-109-108.  Insurance.

                  A corporation may purchase and maintain insurance on behalf of a person who is or was a director, officer, employee, fiduciary, or agent of the corporation and who, while a director, officer, employee, fiduciary, or agent of the corporation, is or was serving at the request of the corporation as a director, officer, partner, trustee, employee, fiduciary, or agent of any other domestic or foreign corporation or other person or of an employee benefit plan against any liability asserted against or incurred by the person in that capacity or arising out of his or her status as a director, officer, employee, fiduciary, or agent whether or not the corporation would have the power to indemnify the person against such liability under the Section 7-109-102, 7-109-103 or 7-109-107. Any such insurance may be procured from any insurance company designated by the board of directors, whether such insurance company is formed under the laws of this state or any other jurisdiction of the United States or elsewhere, including any insurance company in which the corporation has an equity or any other interest through stock ownership or otherwise.

   Section 7-109-109.  Limitation of Indemnification of Directors.

           (1) A provision concerning a corporation's indemnification of, or advance of expenses to, directors that is contained in its articles of incorporation or bylaws, in a resolution of its shareholders or board of directors, or in a contract, except for an insurance policy or otherwise, is valid only to the extent the provision is not inconsistent with Sections 7-109-101 to 7-109-108. If the articles of incorporation limit indemnification or advance of expenses, indemnification or advance of expenses are valid only to the extent not inconsistent with the articles of incorporation.

           (2) Sections 7-109-101 to 7-109-108 do not limit a corporation's power to pay or reimburse expenses incurred by a director in connection with an appearance as a witness in a proceeding at a time when he or she has not been made a named defendant or respondent in the proceeding.

   Section 7-109-110.  Notice to Shareholders of Indemnification of Director.

                  If a corporation indemnifies or advances expenses to a director under this article in connection with a proceeding by or in the right of the corporation, the corporation shall give written notice of the indemnification or advance to the shareholders with or before the notice of the next shareholders' meeting. If the next shareholder action is taken without a meeting at the instigation of the board of directors, such notice shall be given to the shareholders at or before the time the first shareholder signs a writing consenting to such action.


                                           Bylaws of GWL&A

           Article II, Section 11.  Indemnification of Directors.
                                    ----------------------------

                  The Company may, by resolution of the Board of Directors, indemnify and save harmless out of the funds of the Company to the extent permitted by applicable law, any director, officer, or employee of the Company or any member or officer of any committee, and his heirs, executors and administrators, from and against all claims, liabilities, costs, charges and expenses whatsoever that any such director, officer, employee or any such member or officer sustains or incurs in or about any action, suit, or proceeding that is brought, commenced, or prosecuted against him for or in respect of any act, deed, matter or thing whatsoever made, done, or permitted by him in or about the execution of his duties of his office or employment with the Company, in or about the execution of his duties as a director or officer of another company which he so serves at the request and on behalf of the Company, or in or about the execution of his duties as a member or officer of any such Committee, and all other claims, liabilities, costs, charges and expenses that he sustains or incurs, in or about or in relation to any such duties or the affairs of the Company, the affairs of such Committee, except such claims, liabilities, costs, charges or expenses as are occasioned by his own willful neglect or default. The Company may, by resolution of the Board of Directors, indemnify and save harmless out of the funds of the Company to the extent permitted by applicable law, any director, officer, or employee of any subsidiary corporation of the Company on the same basis, and within the same constraints as, described in the preceding sentence.

           Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.   Principal Underwriter

   (a) _____ BenefitsCorp Equities, Inc. ("BCE") currently distributes securities of Great-West Variable Annuity Account A, FutureFunds Series Account, and Pinnacle Series Account in addition to those of the Registrant.

   (b)     Directors and Officers of BCE

                                                                    Position and Offices
Name                     Principal Business Address                          with
----                     --------------------------                 -------------------
Underwriter
-------------


Charles P. Nelson               (1)                                 Chairperson and President


Robert K. Shaw                  (1)                                 Director




Gregg E. Seller          18101 Von Karman Ave.                      Director; Vice President
                         Suite 1460                                 Major Accounts

                         Irvine, CA 92715


D.L. Wooden                     (1)                                 Director



Glen R. Derback                 (1)                                 Treasurer


Beverly A. Byrne         8525 East Orchard Road                     Secretary
                         Greenwood Village, CO  80111


Teresa Buckley                  (1)                                 Compliance Officer
------------


(1)  8515 E. Orchard Road, Greenwood Village, Colorado 80111


   (c) Commissions and other compensation received by Principal
   Underwriter during Registrant's last fiscal year:

                      Net
Name of           Underwriting         Compensation
Principal         Discounts and             on                Brokerage
Underwriter       Commissions           Redemption           Commissions
Compensation

BCE               -0-                   -0-                         -0-             -0-


Item 30.   Location of Accounts and Records


           All accounts, books, or other documents required to be maintained by
           Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the Registrant through GWL&A, 8515 E. Orchard Road, Greenwood Village, Colorado 80111.


Item 31.   Management Services

           Not Applicable.

Item 32.          Undertakings

           (a)     Registrant  undertakes  to file a
                  post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

           (b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

           (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

           (d) GWL&A represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by GWL&A.

                                       S-2
                                   SIGNATURES



        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that it meets the requirements for effectiveness under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 8 to the Registration Statement on Form N-4 to be signed on its behalf, in the City of Greenwood Village, State of Colorado, on this 26th day of April, 2001.


                                 MAXIM SERIES ACCOUNT
                                 (Registrant)


                                 By:    /s/ William T. McCallum
                                        ----------------------------------------
                                        William T. McCallum, President
                                        and Chief Executive Officer of
                                        Great-West Life & Annuity
                                        Insurance Company


                                 GREAT-WEST LIFE & ANNUITY
                                 INSURANCE COMPANY
                                   (Depositor)


                               By:           /s/ William T. McCallum
                                      ------------------------------------------
                                      William T. McCallum, President
                                      and Chief Executive Officer

        As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities with Great-West Life & Annuity Insurance Company and on the dates indicated:
Signature and Title                                              Date



/s/ Robert Gratton*                                                             April 26, 2001
----------------------------------------------                                  --------------
Director and Chairman of the Board
(Robert Gratton)



 /s/ William T. McCallum                                                        April 26, 2001
--------------------------------------------                                    --------------
Director, President and Chief Executive
Officer (William T. McCallum)



/s/ Mitchell T.G. Graye                                                         April 26, 2001
--------------------------------------------                                    --------------
Executive Vice President and
Chief Financial Officer
(Mitchell T.G. Graye)



/s/ James Balog*                                                                April 26, 2001
-------------------------------------------------                               --------------
Director, (James Balog)

Signature and Title                                              Date


/s/ James W. Burns*                                                             April 26, 2001
-----------------------------------------------                                 --------------
Director, (James W. Burns)


   /s/ Orest T. Dackow*                                                         April 26, 2001
-----------------------------------------------                                 --------------
Director (Orest T. Dackow)


    /s/Andre Desmarais*                                                         April 26, 2001
-------------------------------------------------                               --------------
Director (Andre Desmarais)


  /s/ Paul Desmarais, Jr.*                                                      April 26, 2001
-----------------------------------------------                                 --------------
Director (Paul Desmarais, Jr.)


     /s/ Kevin P. Kavanagh*                                                     April 26, 2001
--------------------------------------------                                    --------------
Director (Kevin P. Kavanagh)


    /s/ William Mackness*                                                       April 26, 2001
--------------------------------------------                                    --------------
Director (William Mackness)


    /s/ Jerry E.A. Nicherson*                                                   April 26, 2001
---------------------------------------------                                   --------------
Director (Jerry E.A. Nickerson)


     /s/ P.Michael Pitfield*                                                    April 26, 2001
------------------------------------------------                                --------------
Director (P. Michael Pitfield)


    /s/ Michel Plessis-Belair*                                                  April 26, 2001
----------------------------------------------                                  --------------
Director (Michel Plessis-Belair)


    /s/ Brian E. Walsh*                                                         April 26, 2001
------------------------------------------------                                --------------
Director (Brian E. Walsh)


*By:         /s/ D.C. Lennox                                                    April 26, 2001
        -------------------------------------                                   --------------
        D. C. Lennox, Attorney-in-fact pursuant to Powers of Attorney filed under initial registration statement on Form N-4; Amendment No. 14 under the Investment
Company Act of 1940, as amended filed on January 23, 1998, and Amendment No. 15 under the Investment Company Act of 1940, as amended filed on April 6, 1998.

                                  EXHIBIT INDEX

1              Copy of resolution of Board of Directors of Depositor establishing Registrant

4              Copy of variable annuity contract currently being offered by Registrant

5              Copy of application used with variable annuity contract

9              Copy of opinion of counsel for contracts currently being offered by Registrant

10(a)          Consent of Jorden Burt LLP

10(b)          Consent of Deloitte & Touche LLP





1.   Copy  of  resolution  of  Board  of  Directors  of  Depositor  establishing
     Registrant



This will certify that the following is a true and correct copy of a resolution passed at a meeting of the Board of Directors of Great-West Life & Annuity Insurance Company duly called and held on the twenty-fourth day of June, 1981, at which meeting a quorum was present and acting throughout, and that said resolution is still in full force and effect:

        That the Company, pursuant to the provisions of Section 40-436 of the Kansas Insurance Code hereby establishes a separate account designated "Insuramerica Series Separate Account" (hereinafter "the Account"), for the following use and purposes, and subject to such conditions as hereafter set forth:

        Further resolved, that the Account shall be established for the purpose of providing for the issuance by the Company of such variable annuity contracts ("Contracts") as the President may designate for such purpose and shall constitute a separate account into which are allocated amounts paid to the Company which are to be applied under the terms of such Contracts; and

        Further resolved, that the income, gains and losses, whether or not realized, from assets allocated to the Account shall, in accordance with the Contracts, be credited to or charged against such Account without regard to other income, gains, or losses of the Company; and

        Further resolved, that the fundamental investment policy of the Account shall be to invest or reinvest the assets of the Account in securities issued by investment companies registered under the Investment Company Act of 1940 as may be specified in the respective Contracts; and

        Further resolved, that five separate investment divisions be, and hereby are, established within the Account to which net payments under the Contracts will be allocated in accordance with instructions received from contractholders, and that the President be, and hereby is, authorized to increase or decrease the number of investment divisions in the Account as he deems necessary or appropriate; and

        Further resolved, that each such investment division shall invest only in the shares of a single mutual fund or a single mutual fund portfolio of an investment company organized as a series fund pursuant to the Investment Company Act of 1940; and

        Further resolved, that each investment division may be comprised of two subdivisions, one to hold the amounts contributed under Contracts issued to retirement plans qualifying for favorable tax treatment under the provisions of the Internal Revenue Code, as amended, and the other to hold amounts contributed under Contracts not issued to such qualified plans; and

        Further resolved, that the President or a Vice President each be, and hereby is, authorized to deposit such amount in the Account or in each investment division thereof as may be necessary or appropriate to facilitate the commencement of the Account's operations; and

        Further resolved, that the President or a Vice President each be and hereby is, authorized to transfer funds from time to time between Insuramerica's general account and the Account in order to establish the Account or to support the operations of the Contracts with respect to the Account as deemed necessary or appropriate and consistent with the terms of the Contracts; and

        Further resolved, that the President of the Company be, and is hereby, authorized to change the designation of the Account to such other designation as he may deem necessary or appropriate; and

        Further resolved, that the appropriate officers of the Company, with such assistance from the Company's auditors, legal counsel and independent consultants or others as they may require, be, and they hereby are, authorized and directed to take all action necessary to: (a) register the Account as a unit investment trust under the Investment Company Act of 1940, as amended; (b) register the Contracts in such amounts, which may be an indefinite amount, as the officers of the Company shall from time to time deem appropriate under the Securities Act of 1933; and (c) take all other actions which are necessary in connection with the offering of said Contracts for sale and the operation of the Account in order to comply with the Investment Company Act of 1940, the Securities Act of 1934, the Securities Exchange Act of 1933 and other applicable federal laws, including the filing of any amendments to registration statements, any undertakings, and any applications for exemptions from the Investment Company Act of 1940 or other applicable federal laws as the officers of the Company shall deem necessary or appropriate; and

        Further resolved, that the President, the Vice President, and Secretary, and each of them with full power to act without the others, hereby are severally authorized and empowered to prepare, execute and cause to be filed with the Securities and Exchange Commission on behalf of the Account, and by the Company as sponsor and depositor, a Form of Notification of Registration on Form N-8A, a Registration ___ Statement registering the Account as an investment company under the Investment Company Act of 1940, and a Registration Statement under the Securities Exchange Act of 1933 registering the Contracts, and any and all amendments to the foregoing on behalf of the Account and the Company and on behalf of and as attorneys for the principal executive officer and/or the principal financial officer and/or the principal accounting officer and/or any other officer of the Company; and

        Further resolved, that R.A. Slepicka, 1675 Broadway, Denver, Colorado is hereby appointed as agent for service under such registration statements and is duly authorized to receive communications and notices from the Securities and Exchange Commission with respect thereto; and

        Further resolved, that the Company be authorized and directed to obtain any required approval with respect to the establishment of the Account and marketing of the Contracts, from the Commissioner of Insurance of Kansas, and any other statutory or regulatory approvals required by the Company as a Kansas corporation; and

        Further resolved, that the appropriate officers of the Company be, and they hereby are, authorized on behalf of the Account and on behalf of the Company to take any and all action they may deem necessary or advisable in order to sell the Contracts, including any registrations, filings and qualifications of the Company, its officers agents and employees, and the Contracts under the insurance and securities laws of any of the states of the United States of America or other jurisdictions, and in connection therewith to prepare, execute, deliver and file all such applications, reports, covenants, resolutions, applications of exemptions, consents to service of process and other papers and instruments as may be required under such laws, and to take any and all further action which said officers or counsel of the Company may deem necessary or desirable (including entering into whatever agreements may be necessary) in order to maintain such registrations or qualifications for as long as said officers or counsel deem it to be in the best interests of the Account and the Company; and

        Further resolved, that the President, the Vice Presidents and the Secretary of the Company be, and they hereby are, each authorized in the names and on behalf of the Account and the Company to execute and file irrevocable written consents on the part of the Account and of the Company to be used in such states wherein such consents to service of process may be required under the insurance or securities laws therein in connection with said registration or qualification of Contracts and to appoint the appropriate state official or such other person as may be allowed by said insurance or securities laws, agent of the Account and of the Company for the purpose of receiving and accepting process; and

        Further resolved, that the President of the Company be, and hereby is, authorized to cause the Company to institute procedures for providing voting rights for owners of such Contracts with respect to securities owned by the Account; and

        Further resolved, that the President, Vice Presidents and Secretary, and each of them, are hereby authorized to execute all agreements and other documents and filings necessary to register the Company as a broker-dealer and principal underwriter of the Contracts, pursuant to the Securities Exchange Act of 1934; and

        Further resolved, that the President of the Company is hereby authorized to execute such agreement or agreements as deemed necessary and appropriate with underwriters and distributors for the Contracts and with one or more qualified banks or other qualified entities to provide administrative and/or custodial services in connection with the establishment and maintenance of the Account and the design, issuance and administration of the Contracts; and

        Further resolved, that the Company be authorized as deemed necessary and appropriate either to enter into an agreement with a qualified custodial bank for the purpose of the safekeeping of the assets of the Account, or to undertake the safekeeping and custody of assets after seeking and obtaining the required exemptive relief from the Securities and Exchange Commission; and

        Further resolved, that the appropriate officers of the Company are hereby authorized to execute whatever agreement or agreements may be necessary or appropriate to enable the Account to invest in securities issued by one or more investment companies registered under the Investment Company Act of 1940 as may be specified in the respective Contracts; and

        Further resolved, that the appropriate officers of the Company, and each of them are hereby authorized to execute and deliver all such documents and papers and to do or cause to be done all such acts and things as they may deem necessary or desirable to carry out the foregoing resolutions and the intent and purposes thereof; and

        Further resolved, that the term "appropriate officers" as used herein, shall include all of the elected and appointed officers of the Company, either severally or individually, subject to any applicable resolutions of the Board of Directors dealing with signing authority for the Company.



Dated at Englewood,                          /s/ Beverly A. Byrne
                                            ----------------------------
Colorado this  25th                         Beverly A. Byrne
              -------
day of  April   , 2001.                            Vice President,      Counsel
       ---------
                                            and Associate Secretary



 4      Copy of variable annuity contract currently being offered by Registrant



                   Great-West Life & Annuity Insurance Company
                                 A Stock Company
                   8515 East Orchard Road Englewood, CO 80111





                        FLEXIBLE PREMIUM DEFERRED ANNUITY








The Owner and Beneficiary are as shown in the application unless changed as provided for in this contract.

Signed for Great-West Life & Annuity Insurance Company on the issuance of this contract.


/s/ D.C. Lennox                       /s/ W.T. McCallum



D.C. Lennox,                               W.T. McCallum,
Secretary                                  President and Chief Executive Officer







PLEASE READ THIS ANNUITY CONTRACT CAREFULLY. It is a contract which may provide for payments or values which are not guaranteed as to fixed-dollar amount but may increase or decrease accordingly to the investment experience of the Variable Account Value.

10 DAY RIGHT TO EXAMINE: IF NOT SATISFIED WITH THE CONTRACT, RETURN IT TO THE COMPANY OR AN AUTHORIZED AGENT WITHIN 10 DAYS OF RECEIVING IT. THE CONTRACT WILL BE VOID FROM THE START AND ALL CONTRIBUTIONS PAID LESS ANNUITY PAYMENTS WILL BE REFUNDED. ANY INVESTMENT GAINS OR LOSSES ARISING DURING THIS PERIOD SHALL ACCRUE TO OR BE BORNE BY THE COMPANY.

FLEXIBLE PREMIUM DEFERRED ANNUITY. Contributions payable until death of Annuitant, Annuity Commencement Date, or date annuity payments begin. Flexibility in contribution amount. Choice of form of annuity and starting date of payment subject to the terms and provisions of this contract.
Non-Participating.



J401
Page 1


                                TABLE OF CONTENTS



      DEFINITIONS............................................................3


      GENERAL PROVISIONS
         Contract Modification...............................................4
         Currency............................................................5
         Entire Contract.....................................................4
         Misstatement of Age.................................................5
         Non-Participating...................................................5
         Notice and Proof....................................................5
         Reports.............................................................5
         Tax Consequences of Payments........................................5
         Voting Rights.......................................................5


      OWNERSHIP PROVISIONS
         Beneficiary.........................................................6
         Change of Ownership.................................................6
         Collateral Assignment...............................................6
         Ownership of Series Account.........................................6
         Rights of Owner.....................................................6


      CONTRIBUTIONS PROVISIONS
         Allocation of Contributions.........................................6
         Contributions.......................................................6


      ACCOUNT VALUE PROVISIONS
         Accumulation Units..................................................7
         Accumulation Unit Value.............................................7
         Contract Maintenance Charge.........................................7
         Guaranteed Sub-Account Riders.......................................7
         Net Investment Factor...............................................7
         Risk Charge.........................................................7
         Variable Account Value..............................................7


      TRANSFERS PROVISION
         Transfers...........................................................8


      DEATH OF ANNUITANT
         Death of Annuitant After Annuity Commencement Date..................8
         Death of Annuitant Before Annuity Commencement Date.................8



 J401
Page 2


J401    Page 3

                                TABLE OF CONTENTS (continued)



      DEATH OF NON-ANNUITANT OWNER
         Amount and Timing of Payment on Death of Non-Annuitant Owner.........9
         Death of Non-Annuitant Owner.........................................9


      SURRENDERS AND PARTIAL WITHDRAWALS
         Partial Withdrawals..................................................9
         Surrender Benefit....................................................9
         Surrender Value......................................................9


      SURRENDER AND LOSS OF INTEREST CHARGES
         Loss of Interest Charge.............................................10
         Surrender Charge....................................................10
         Surrender Charge Amount.............................................10
         Surrender Charge Free Amount........................................10


      PAYMENT OPTIONS
         Fixed Annuity Payment Options.......................................11
         How to Elect Payment Options........................................10
         Selection of Payment Options........................................10
         Variable Annuity Payment Options....................................11


      PERIODIC PAYMENTS
         Periodic Payment Option.............................................12



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J401
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Definitions

--------------------------------------------------------------------------------



Accumulation Period - the period between the Effective Date and the Annuity Commencement Date.

Accumulation Unit - an accounting measure used to determine the Variable Account Value before the Annuity Commencement Date.

Administrative Offices - 8515 E. Orchard Road, Englewood, Colorado 80111.

Annuitant - the person named in the application upon whose life the payment of an annuity is based.

Annuity Account - a record that reflects the total value of the Owner's Variable and Guaranteed Sub-Accounts.

Annuity Account Value - the sum of the Variable and Guaranteed Sub-Accounts credited to the Owner under the Annuity Account.

Annuity Commencement Date - the date shown on the application on which annuity payments commence under a payment option. This Annuity Commencement Date may be changed by the Owner or may be changed by the Beneficiary upon the death of the Owner.

Annuity Payment Period - the period beginning on the Annuity Commencement Date and continuing until all annuity payments have been made under this contract.

Annuity Unit - an accounting measure used to determine the dollar value of any variable dollar annuity payment after the first annuity payment is made.

Automatic Contribution Plan - a plan provided to the Owner to allow for automatic payment of Contributions. The Contribution amount will be withdrawn from the Owner's pre-authorized bank account and automatically credited to the Annuity Account.

Beneficiary - the person(s) designated by the Owner, in the application, or as subsequently changed by the Owner to receive any proceeds which may become payable upon the Annuitant's death.

Company - Great-West Life & Annuity Insurance Company.

Contributions - purchase amounts received and allocated to the Variable or Guaranteed Sub-Account(s) prior to any Premium Tax or other deductions.

Contingent Owner - the person who becomes entitled to all rights and benefits under the contract when the Owner dies, if there is no Joint Owner, as long as the Annuitant is living.

Effective Date - the date on which the first Contribution is credited to the Annuity Account.

Eligible Fund - a registered management investment company in which the assets of the Series Account may be invested.

Guaranteed Account Value - the sum of the values of the Guaranteed Sub-Accounts credited to the Owner under the Annuity Account.

Guaranteed Interest Rate - the minimum interest rate applicable to Guaranteed Sub-Accounts equal to an annual effective rate of 3%.

Guaranteed Sub-Accounts - the sub-division(s) of the Annuity Account described in the attached Guaranteed Sub-Account Rider(s), if any.

Individual Retirement Annuity (IRA) - an annuity contract used for a retirement savings program that is intended to satisfy the requirements of Section 408 of the Internal Revenue Code of 1986, as amended.

Investment Division - a division of the Series Account containing the shares of a specific portfolio of the Eligible Fund. There is an Investment Division for each portfolio of the Eligible Fund.

Joint Owner - the person who becomes entitled to all rights and benefits under the contract when the Owner dies, as long as the Annuitant is living.

Loss of Interest Charge - a charge that may be applied on any total or partial Transfer, distribution or payment from the Annuity Account. The Loss of Interest Charge will be deducted from amounts distributed from any Guaranteed Certificate Fund prior to certificate maturity. The Loss of Interest Charge is calculated by reducing the credited rate of interest on the affected certificates to 3%.

Non-qualified Annuity Contract - an annuity contract which is not intended to be a part of a qualified retirement plan and is not intended to satisfy the requirements of Section 408 of the Internal Revenue Code of 1986, as amended.


-----------------------------------------------------------------------------
J401                                                                     Page 4

Definitions (continued)

-----------------------------------------------------------------------------

J401    Page 5

Owner - the person who is entitled to all rights and benefits under the contract while the Annuitant is living. The Annuitant will be the Owner unless otherwise indicated in the application.

Premium Tax - the amount of tax, if any, charged by a state or other governmental authority.

Request - any request in a form, either written, telephoned or computerized, satisfactory to the Company and received by the Company at its Administrative Office, from the Owner, or the Owner's designee as required by any provision of this contract, or as required by the Company.

Series Account - the segregated investment account of the Company called "MAXIM Series Account" existing under Colorado law and registered as a unit investment trust under the Investment Company Act of 1940, as amended.

Surrender Charge - will be equal to a percentage of the amount surrendered based on the table shown in the Surrender Charge Amount provision.

Surrender Value - will be equal to an amount calculated by using the formula shown in the Surrender Value provision.

Transaction Date - Contributions and Requests from the Owner will be processed on the date received by the Company at its Administrative Offices. and Contributions Requests received after 4:00 p.m. EST/EDT shall be deemed to have been received on the next business day. The Variable Account Value is valued on each date that the New York Stock Exchange is open for trading and on which the Company's Administrative Offices are open. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, President's Day, Good Friday, Memorial Day, July Fourth, Labor Day, Thanksgiving Day, and Christmas Day. The Company's Administrative Offices are normally not open on the following days: the Monday after New Year's Day, July Fourth, or Christmas Day if any of these holidays fall on a Sunday; the Friday before New Year's Day, July Fourth, or Christmas Day if any of these holidays fall on a Saturday; and the Friday after Thanksgiving.

Transfer - is the moving of money from one sub-account to another sub-account.

Valuation Date - the date on which the net asset value of each Eligible Fund is determined.

Valuation Period - the period between two successive Valuation Dates.

Variable Account Value - the sum of the values of the Variable Sub-Accounts credited to the Owner under the Annuity Account.

Variable Sub-Accounts - sub-division(s) of the Variable Account containing the value credited to the Owner from an Investment Division.







General Provisions

J401
Page 5
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J401    Page 6

ENTIRE CONTRACT
This contract, its application, tables, and riders, if any, form the entire contract between the Owner and the Company. This contract supersedes all prior representations, statements, warranties, promises and agreements of any kind, whether oral or written, relating to the subject matter of this contract. All statements in the application, made by the Owner or the Annuitant, in the absence of fraud, will be considered representations and not warranties.

CONTRACT MODIFICATION
This contract may be modified only by written agreement between the Company and the Owner, except that upon 30 days notice to the Owner, the Company may at any time and without the consent of the Owner or any other person, modify this contract as needed to conform to changes in tax or other law. Such modifications shall become part of this contract.


--------------------------------------------------------------------------------


General Provisions (continued)

--------------------------------------------------------------------------------



J401    Page 7

If this contract is purchased as an IRA, the Company reserves the right to modify this contract to the extent necessary to qualify this contract as an Individual Retirement Annuity as described in Section 408 of the Internal Revenue Code of 1986, as amended, and all related sections and regulations which are in effect during the term of this contract.

The Company may cease offering existing variable or fixed annuity payment options.

Upon 30 days advance written notice, the Company may terminate Contributions into certain Variable and Guaranteed Sub-Accounts. In that event, the Owner, by Request, may change the allocation of the Contributions. If no Request is made by the date the sub-account is terminated, future Contributions will be allocated to the sub-account determined by the Company. Any modification will not affect the terms, provisions or conditions which are, or may be applicable to Contributions previously made to any such Variable or Guaranteed Sub-Account, except as described in the attached Guaranteed Sub-Account Rider(s), if any.

ONLY THE PRESIDENT, A VICE-PRESIDENT, OR THE SECRETARY OF THE COMPANY CAN MODIFY OR WAIVE ANY PROVISION OF THIS CONTRACT.

NON-PARTICIPATING
This contract is non-participating. It is not eligible to share in the Company's divisible surplus.

CURRENCY
All Contributions to be paid to or by the Company will be in the currency of the United States of America.

MISSTATEMENT OF AGE
The maximum issue age is 90. If the age of the Annuitant has been misstated, the payments established will be made on the basis of the correct age. If payments were too large because of misstatement, the difference with interest may be deducted by the Company from the next payment or payments. If payments were too small, the difference with interest may be added by the Company to the next payment. This interest will result in an annual effective rate which will not be less than 3% per year, as determined by the Company.

REPORTS
The Company will furnish the Owner, not less frequently than annually, a statement of the Annuity Account Value. The Company will furnish the Owner copies of any other notices, reports or documents required by law.

NOTICE AND PROOF
Any notice or demand by the Company to or upon the Owner, or any other person may be given by mailing it to that person's last known address as stated in the Company's file.

In the event of the death of the Owner or Annuitant, the Company will require proof of death.

Any application, report, Request, election, direction, notice or demand by the Owner, or any other person must be made in a form satisfactory to the Company.

TAX CONSEQUENCES OF PAYMENTS
The Owner or Beneficiary, as the case may be, must determine the timing and amount of any benefit payable. Nothing contained herein shall be construed to be tax or legal advice and the Company assumes no responsibility or liability for any damages or costs, including but not limited to taxes, penalties, interest or attorney's fees incurred by the Owner, the Annuitant, the Beneficiary, or any other person arising out of any such determination.

Payments made during the Owner's lifetime will be tax reported to the Owner. Payments made to a Beneficiary will be tax reported to the Beneficiary.

VOTING RIGHTS
The Company will vote the shares of an Eligible Fund. To the extent required by law, the Company will vote according to the instructions of the Owner in proportion to the interest in the Variable Sub-Account. In such event, the Company will send proxy materials and form(s) to the Owner for a reply. If no reply is received by the date specified in the proxy materials, the Company will vote shares of the appropriate Eligible Fund in the same proportion as shares of the Eligible Fund for which replies have been received.

During the Annuity Payment Period, the number of votes will decrease as the assets held to fund annuity payments decrease. The Owner will be entitled to receive the proxy materials and form(s).


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J401
Page 7

                              Ownership Provisions


RIGHTS OF OWNER
While the Annuitant is living, the Owner has the sole and absolute power to exercise all rights and privileges in this contract. Upon the Annuitant's death, the Owner's rights cease and the Death of Annuitant section applies. The Owner's entire interest is non-forfeitable.

BENEFICIARY
While the Annuitant is alive, the Owner may, by Request, designate or change a Beneficiary from time to time. When recorded by the Company, a change of Beneficiary will take effect as of the date the Request was submitted by the Owner. If the Owner dies before the date the Request was recorded, the change will take effect as of the date of the Request, except to the extent that the Company has made a payment or has otherwise taken action on a designation or change before receipt or recording of the designation or change of Beneficiary.

If a Beneficiary dies before the Annuitant, that Beneficiary's interest under this contract ends on the date of that Beneficiary's death. Only those Beneficiaries who survive the Annuitant will be eligible to share in the amount payable at death. If no Beneficiary survives the Annuitant, the Company will pay the Annuity Account Value of this contract to the executors or administrators of the Annuitant's estate.

CHANGE OF OWNERSHIP
If this is an IRA contract, the Owner's right to change the ownership is restricted. This contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than as may be required or permitted under Section 408 of the Internal Revenue Code of 1986, or under any other applicable section of the Code, as amended.

If this is a non-qualified contract, the Owner may change the ownership while the Annuitant is living. Any change of ownership must be made by Request on a form satisfactory to the Company. Once the change is recorded by the Company, it will take effect as of the date of the Request, subject to any action taken or payment made by the Company before it was recorded.

COLLATERAL ASSIGNMENT
If this is an IRA contract, the Owner may not assign this contract as collateral.

If this is a non-qualified contract, the Owner can assign this contract as collateral while the Annuitant is living. The interest of the assignee has priority over the interest of the Owner and the interest of any Beneficiary. Any amounts payable to the assignee will be paid in a single sum.

A copy of any assignment must be submitted to the Company at its Administrative Offices. Any assignment is subject to any action taken or payment made by the Company before the assignment was recorded. The Company is not responsible for the validity of any assignment.

OWNERSHIP OF SERIES ACCOUNT
The Company has absolute ownership of the assets of the Series Account. The portion of the assets of the Series Account equal to the reserves and other contract liabilities with respect to the Series Account are not chargeable with liabilities arising out of any other business the Company may conduct.






--------------------------------------------------------------------------------


Contributions Provisions

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J401
Page 8

CONTRIBUTIONS
Contributions may be paid to the Company at its Administrative Offices at any time during the Accumulation Period. All Contributions must be paid in cash and can only be paid during the lifetime of the Annuitant and before the Annuity Commencement Date.

The minimum initial Contribution that will be accepted is $5,000 and $2,000 if this is an IRA contract. At any time after the Effective Date, the Owner may make additional Contributions. The minimum amount that will be accepted after the initial Contribution is $500 except payments made through an Automatic Contribution Plan have a $50 minimum.

The maximum Contribution the Company will accept during the life of the contract is $1,000,000 unless prior approval is obtained from the Company.

The Company reserves the right to modify the limitations stated above.

ALLOCATION OF CONTRIBUTIONS
Contributions, less Premium Tax, if any, will be allocated in the Annuity Account among the Variable and Guaranteed Sub-Accounts in accordance with the latest recorded Request of the Owner. Allocations shall be effective upon the Transaction Date.



J401
Page 10

                            Account Value Provisions
VARIABLE ACCOUNT VALUE
The Variable Account Value for the Owner on any date during the Accumulation Period will be the sum of the values of the Variable Sub-Accounts.

The value of the Owner's interest in a Variable Sub-Account will be determined by multiplying the number of the Owner's Accumulation Units by the accumulation unit value for that Variable Sub-Account.

ACCUMULATION UNITS
For each Contribution, the number of Accumulation Units credited for the Owner to a Variable Sub-Account will be determined by dividing the amount of the ___ Contribution by the accumulation unit value for that Variable Sub-Account on the applicable Transaction Date.

ACCUMULATION UNIT VALUE
The initial accumulation unit value of each Variable Sub-Account was established at $10. The accumulation unit value of a Variable Sub-Account on a Valuation Date is calculated by multiplying the accumulation unit value as of the immediately preceding Valuation Date by the net investment factor as described in the Net Investment Factor provision below.

The dollar value of an Accumulation Unit will vary in amount depending upon the investment experience of the Eligible Fund.

NET INVESTMENT FACTOR
The net investment factor for any Variable Sub-Account for any Valuation Period is determined by dividing (a) by (b), and subtracting (c) from the result where:
(a) is the net result of:
               (i) the net asset value per share of the Eligible Fund shares held in the Variable Sub-Account determined as of the end of the current Valuation Period; plus

    (ii) the per share amount of any dividend (or, if applicable, capital gain distributions) made by the Eligible Fund on shares held in the Variable Sub-Account if the "ex-dividend" date occurs during the current Valuation Period; minus or plus
    (iii)a per unit charge or credit for any taxes incurred by or reserved for in the Variable Sub-Account, which is determined by the Company to have resulted from the investment operations of the Variable Sub-Account.



(b) is the net result of:
   (i) the net asset value per share of the Eligible Fund shares held in the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; minus or plus
     (ii)the per unit charge or credit for any taxes incurred by or reserved for in the Variable Sub-Account for the immediately preceding Valuation Period.
(c) is an amount representing the risk charge deducted from each Variable Sub-Account on a daily basis, equal to an annual rate as shown in the table below as a percentage of the daily net asset value of each Variable Sub-Account:

Mortality               Expense           Total
---------               -------           -----
  .40%                   .85%             1.25%

The net investment factor may be greater than, less than, or equal to one. Therefore, the accumulation unit value may increase, decrease or remain unchanged.

The per share amount of any dividend referred to in paragraph (a)(ii) includes a deduction for an investment advisory fee. This fee compensates the investment adviser for services provided to the Eligible Fund. The fee may differ between Eligible funds and may be renegotiated each year.

RISK CHARGE
The risk charge compensates the Company for its assumption of certain mortality and expense risks. This charge is described above in Net Investment Factor provision.

GUARANTEED SUB-ACCOUNT RIDERS
The computation of the value of each Guaranteed Sub-Account is described in the attached Guaranteed Sub-Account Rider(s). Interest accrues and is credited daily.

CONTRACT MAINTENANCE CHARGE
The following charge is applicable to the account value. Each year, beginning on the first day of the calendar quarter following the first anniversary of the Effective Date, a nonrefundable contract maintenance charge of not more than $27 annually, will be deducted from the Annuity Account. The contract maintenance charge will be deducted proportionately from the Variable and Guaranteed Sub-Accounts based upon their Variable and Guaranteed Account Values.


J401
Page 8

J401    Page 8

Transfers Provisions

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J401    Page 10

TRANSFERS
The Owner may make transfers by Request. The following provisions apply:

(a) ___ At any time prior to the Annuity Commencement Date, the Owner, by Request, may Transfer all or a portion of the Annuity Account Value within and between the Variable and Guaranteed Sub-Accounts currently offered by the Company. No transfers are permitted after the Annuity Commencement Date.
(b) ___ If a Transfer is made within 30 days of the Annuity Commencement Date, the Company may delay the Annuity Commencement Date by 30 days.
(c)   A Transfer shall be effective upon the Transaction Date.


 (d) ___ A Transfer from Guaranteed Sub-Accounts shall be subject to the terms of the attached Guaranteed Sub-Account Rider(s), if any. Monies in the Guaranteed Certificate Fund may be transferred prior to Certificate Maturity Date, subject to a Loss of Interest Penalty. The Loss of Interest Penalty will not be assessed in the situations as described in the Loss of Interest Charge Provision.
(e)    No Surrender Charge will apply to transfers.




Death of Annuitant

--------------------------------------------------------------------------------




DEATH OF ANNUITANT AFTER ANNUITY
COMMENCEMENT DATE
If the Annuitant dies after the Annuity Commencement Date and before the entire interest has been distributed, payments will continue to the Beneficiary under the payment option applicable to the Annuitant on the Annuitant's date of death. The Beneficiary will not be allowed to change the method of distribution in effect on the date of the Annuitant's death or to elect a new payment option.

DEATH OF ANNUITANT BEFORE ANNUITY
COMMENCEMENT DATE
If the Annuitant dies before the Annuity Commencement Date and before age 75, the Company will pay to the Beneficiary the greater of:
  o the Annuity Account Value as of the date of death, less Premium Tax, if any; or o the sum of Contributions paid, less partial withdrawals and periodic payments, less
    Premium Tax, if any.

If the Annuitant dies before the Annuity Commencement Date, and after age 75, the Company will pay the Annuity Account Value as of the date of death, less Premium Tax, if any, to the Beneficiary. Unless otherwise specified by the Owner prior to the Annuitant's death, the Beneficiary may elect, within 60 days after proceeds are payable, to receive:
                         o   payment in a single sum; or
                         o payment under any of the payment options provided under this contract.

If the surviving spouse of the Annuitant is the sole beneficiary, the spouse will become the new Owner and Annuitant and the contract will continue in force.

No Surrender Charge will apply to amounts payable to a Beneficiary.


J401
Page 9

J401    Page 9

Death of Non-Annuitant Owner

J401    Page 11

DEATH OF NON-ANNUITANT OWNER
If the Owner is not the Annuitant, and the Owner dies before annuity payments have begun, the amount payable upon the Owner's death will be paid as follows:

 (a) First, to the surviving joint owner.
 (b) If there is no surviving joint owner, then to the contingent owner.
 (c) If there is no contingent owner, then to the Annuitant.

AMOUNT AND TIMING OF PAYMENT ON DEATH OF NON-ANNUITANT OWNER
If the non-annuitant Owner dies before annuity payments have begun and before age 75, the amount that must be distributed will be the greater of:
 o ___ the Annuity Account Value as of the date of death, less Premium Tax, if any; and o the sum of Contributions paid, less partial withdrawals and periodic payments, less
     Premium Tax, if any.


If the non-annuitant Owner dies before the Annuity Commencement Date, and after age 75, the Company will pay the Annuity Account Value as of the date of death, less Premium Tax, if any, to the Beneficiary.

Distributions required due to the non-annuitant Owner's death must be made pursuant to IRC ss.72(s). This requirement is met if the entire amount is paid on or before December 31 of the year containing the fifth anniversary of the Owner's death. This rule, called the 5-year rule, always applies to non-individual entities, such as trusts and estates.

If the person entitled to receive payment upon the death of the non-annuitant Owner is an individual, the 5-year rule will not apply if an election is made to begin taking substantially equal periodic payments no later than one year after the Owner's death. Payments may be paid over a period not exceeding the life or life expectancy of such person.

If the Owner's surviving spouse is the person entitled to receive benefits upon the Owner's death, the surviving spouse shall be treated as the Owner and will be allowed to continue the contract.




Surrenders And Partial Withdrawals


SURRENDER BENEFIT

--------------------------------------------------------------------------------

At any time prior to the Annuity Commencement Date and subject to the provisions of the contract, the Owner may surrender this contract for the Surrender Value which will be computed as of the Transaction Date. The Company shall make the distribution, paid in a single sum, as soon as practical after receipt of the Request.

SURRENDER VALUE The Surrender Value is:
  (a) the Annuity Account Value as of the Effective Date of the surrender; less
  (b) the Surrender Charge, if any; less (c) Premium Tax, if any.

PARTIAL WITHDRAWALS
The Owner may make a partial withdrawal at any time, by Request, prior to the Annuity Commencement Date and subject to the terms of this contract. After any partial withdrawal, the Annuity Account Value must be at least $2,000; therefore, the maximum partial withdrawal will be the Surrender Value described above; less $2,000.

By Request, the Owner must elect the Variable or Guaranteed Sub-Account(s), or a combination of them, from which a partial withdrawal is to be made and the amount to be withdrawn from each sub-account. If an adequate election is not made, the Request will be denied and no partial withdrawal will be processed.

Partial withdrawals will be paid in a single sum only. The Annuity Value Account will be reduced by the partial withdrawal amount and the Surrender Charge.

The following terms apply:
 (a) No partial withdrawals are permitted after the Annuity t Annuity Commencement Date.
 (b) If a partial withdrawal is made within 30 days of the Annuity Commencement Date, the Company may delay the Annuity Commencement Date by 30 days.
 (c) A partial withdrawal shall be effective upon the Transaction Date.
 (d) A partial withdrawal from a Guaranteed Sub-Account shall be subject to the terms of the attached Guaranteed Sub-Account Rider(s), if any.
 (e) A surrender charge free amount applies.

J401
Page 10
J401    Page 10

Surrender and Loss of Interest Charges

J401    Page 12

SURRENDER CHARGE
On any surrender, partial withdrawal or single sum payment from the Annuity Account, the Surrender Charge will be deducted except when the Owner elects:
 (a) a payment option with an annuity payment period of at least thirty-six (36) months; or (b) a Periodic Payment Option; or (c) to surrender due to a medical condition requiring the Owner's confinement to an eligible nursing home for 90 consecutive days; or
 (d) the surrender charge free amount.

SURRENDER CHARGE AMOUNT
The Surrender Charge will be equal to a percentage of the amount distributed based on the table shown below:

     Year Completed  Percentage of Distribution
     --------------  --------------------------
         1                 7%
         2                 6%
         3                 5%
         4                 4%
         5                 3%
         6                 2%
         7+                0%

SURRENDER CHARGE FREE AMOUNT
The surrender charge free amount applicable to any surrender, partial withdrawal or single sum payment is equal to 10% of the Annuity Account Value at December 31 of the calendar year prior to the year in which the amount is distributed.

Only one surrender charge free amount is available on behalf of the Owner in each calendar year. The surrender charge free amount will be applied on the first distribution made under the Annuity Account in that year.

LOSS OF INTEREST CHARGE
On any total or partial Transfer, distribution or payment from the Annuity Account, the Loss of Interest Charge will be deducted from amounts distributed from any Guaranteed Certificate Fund prior to the Certificate Maturity Date except in the following situations:

(a) the Annuitant dies; or

(b) a payment option with a life contingency or an annuity payment period of at least (36) thirty-six months is elected; or

(c) a Periodic Payment Option is elected; or

(d) the surrender is due to a medical condition requiring the Owner's confinement to an eligible nursing home for 90 consecutive days; or

(e) the surrender charge free amount applies.





Payment Options


HOW TO ELECT PAYMENT OPTIONS

--------------------------------------------------------------------------------

The Request of the Owner is required to elect, or change the election of, a payment option and must be received by the Company at least 30 days prior to the Annuity Commencement Date.

 If an option has not been elected within 30 days of the Annuity Commencement Date, the Guaranteed Account Value will be applied under Fixed Annuity Payment Option 3 to provide payments for life with a guaranteed period of 20 years. The Variable Account Value will be applied under Variable Annuity Payment Option 1 to provide payments for life with a guaranteed period of 20 years.

SELECTION OF PAYMENT OPTIONS
     (a) ____ A single sum payment may be elected. If it is, the amount to be paid is the Surrender Value, and will be subject to any applicable Surrender Charge. (b) If a variable annuity payment option is elected, the amount to be applied is the Variable Account Value, as of the Annuity Commencement Date, less Premium Tax, if any.


(c) ___ If a fixed annuity payment option is elected, the amount to be applied is the Guaranteed Account Value, as of the Annuity Commencement Date, less Premium Tax, if any.
(d) ___ The minimum amount that may be withdrawn from the Annuity Account Value to purchase an annuity payment option is $2,000. If the amount is less than $2,000, the Company may pay the amount in a single sum subject to the Partial Withdrawal provision.
(e) Payments to be made under the annuity payment option selected must be at least $50. The Company reserves the right to make the payments using the most frequent payment interval which produces a payment of not less than $50.
(f) The maximum amount that may be applied under any annuity payment option is $1,000,000, unless prior approval is obtained from the Company.



J401
Page 11

Payment Options (continued)


J401
Page 12

VARIABLE ANNUITY PAYMENT OPTIONS
The guaranteed annuity table is based on mortality from the 1983 Table (a) for Individual Annuity Valuation and a guaranteed interest rate of 2 1/2% per year. The Company may offer a better rate than the guaranteed rate shown.

The following variable annuity payment options are available:

(a)  Option 1:  Variable Life Annuity with Guaranteed Period
     Monthly payments for the guaranteed Annuity Payment Period elected or the lifetime of the Annuitant whichever is longer. The guaranteed Annuity Payment Period elected may be 5, 10, 15, or 20 years. Upon death of the Annuitant, the Beneficiary will begin to receive the remaining payments at the same monthly interval elected by the Owner. See Table A.

(b) Option 2: Variable Life Annuity Monthly payments for the Annuitant's lifetime, without a guaranteed period. See Table A.

(c)  Option 3:  Any Other Form
     Any other form of variable annuity which is acceptable to the Company.

These variable annuity payment options are subject to the following provisions:

     (1) Amount of First Monthly Payment
         The first monthly payment under a variable annuity payment option will be based on the value of each Variable Sub-Account on the 5th Valuation Date preceding the Annuity Commencement Date. It will be determined by applying the appropriate rate from Table A to the amount applied under the payment option.
     (2) Annuity Units
         The number of Annuity Units paid to the Annuitant for each Variable Sub-Account is determined by dividing the amount of the first monthly payment by the sub-account's annuity unit value on the 5th Valuation Date preceding the date the first payment is due. The number of Annuity Units used to calculate each payment for a Variable Sub-Account remains fixed during the Annuity Payment Period.

      (3)  Amount of Monthly Payments after the First
           Monthly ___ payments after the first will vary depending upon the investment experience of the Variable Sub-Accounts. The subsequent amount paid from each sub-account is determined by multiplying (a) by
           (b) where (a) is the number of sub-account Annuity Units to be paid and (b) is the sub-account annuity unit value on the 5th Valuation Date preceding the date the annuity payment is due. The total amount of each variable annuity payment will be the sum of the variable annuity payments for each Variable Sub-Account. The Company guarantees that the dollar amount of each payment after the first will not be affected by variations in expenses or mortality experience.

FIXED ANNUITY PAYMENT OPTIONS
The guaranteed annuity table is based on mortality from the 1983 Table (a) for Individual Annuity Valuation and a guaranteed interest rate of 2 1/2% per year. The Company may offer a better rate than the guaranteed rate shown.
The following fixed annuity payment options are available:
(a)  Option 1:  Income of Specified Amount
     An annuity payment at 12-, 6-, 3-, or 1-month intervals, of an amount elected by the Owner for an Annuity Payment Period of not more than 240 months. Upon death of the Annuitant, the Beneficiary will begin to receive the remaining payments at the same monthly interval that was elected by the Owner. See Table C.

(b)  Option 2:  Income for a Specified Period
     An annuity payment at 12-, 6-, 3-, or 1-month intervals, for the number of months elected for an Annuity Payment Period of not more than 240 months. Upon death of the Annuitant, the Beneficiary will begin to receive the remaining payments at the same monthly interval that was elected by the Owner. See Table C.

(c)  Option 3: Fixed Life Annuity with Guaranteed Period
     Monthly payments for the guaranteed Annuity Payment Period elected which may be 5, 10, 15 or 20 years or the lifetime of the Annuitant whichever is longer. Upon death of the Annuitant, any amounts remaining payable under this payment option will be paid to the Beneficiary. See Table B.



J401                                                                   Page 14

Payment Options (continued)



(d) Option 4: Fixed Life Annuity Monthly payments for the Annuitant's lifetime, without a guaranteed period. See Table B.


(e)   Option 5:  Any Other Form
      Any other form of annuity which is acceptable to the Company.



Periodic Payments



PERIODIC PAYMENT OPTION
The Owner must Request that all or part of the Annuity Account be applied to a Periodic Payment Option. While periodic payments are being received: o the Owner may continue to exercise all contractual rights that are available prior to electing a payment option, except that no Contributions may be made; o a Surrender Charge does not apply to periodic payments; and o if a partial withdrawal is made, a Surrender Charge and Loss of Interest Charge will be deducted; however, the surrender charge free amount does not apply.

If periodic payments cease, the Owner may resume making Contributions, at which time the surrender charge free amount will be in effect.

The Owner will elect by Request:

o the payment frequency of either 12-, 6-, 3-, or 1-month intervals;

o a payment amount; a minimum of $50 is required;

o the calendar day of the month on which payments will be made; o one payment option; and

o the allocation of payments from the Variable and/or Guaranteed Sub-Account(s) as follows:

     1) Prorate the amount to be paid across all Variable and Guaranteed Sub-Accounts in proportion to the assets in each sub-account; or

     2) Select the Investment Division(s) from which payments will be made. Once the Investment Division(s) have been depleted, the Company will automatically prorate the remaining payments unless the Owner Requests the selection of another Investment Division(s).

Payments will cease on the earlier of:

o the date the amount elected to be paid under the option selected has been reduced to zero;
o    the Owner Requests the payments to stop;
o    the death of the Annuitant or Owner; or
o    the Annuity Account Value is zero.

The Owner must elect one of the following 5 payment options:
1) Income for a Specified Period for at least thirty-six (36) months - The Owner elects the duration over which payments will be made. This amount may vary based on the duration; or

2) Income of a Specified Amount for at least thirty-six (36) months - The Owner elects the dollar amount of the payments. Based on the amount elected, the duration may vary; or

3) Interest Only - The payments will be based on the amount of interest credited to the Guaranteed Sub-Account(s) between each payment. Available only if 100% of the account value is invested in the Guaranteed Sub-Account; or

4) Minimum Distribution - If this is an IRA contract, the Owner may Request minimum distributions as specified under Internal Revenue Code 401(a)(9); or

5) Any Other Form for a period of at least thirty-six (36) months - Any other form of periodic payment which is acceptable to the Company.


J401                                                                    Page 13




                                    TABLE A - Variable Life Annuity

                                                FEMALE

                                    Monthly Payment for Each $1,000

                                       of Annuity Account Value





J401                                                                    Page 13

          Without   With Guaranteed Period
Age of    Guaranteed5       10     15    20
Annuitant Period    Years   Years  Years Years
   20       2.61    2.61    2.61   2.61  2.61
   21       2.63    2.63    2.63   2.63  2.63
   22       2.65    2.65    2.65   2.64  2.64
   23       2.67    2.67    2.66   2.66  2.66
   24       2.69    2.69    2.68   2.68  2.68
   25       2.71    2.71    2.70   2.70  2.70
   26       2.73    2.73    2.72   2.72  2.72
   27       2.75    2.75    2.75   2.74  2.74
   28       2.77    2.77    2.77   2.77  2.76
   29       2.79    2.79    2.79   2.79  2.79
   30       2.82    2.82    2.82   2.81  2.81
   31       2.84    2.84    2.84   2.84  2.83
   32       2.87    2.87    2.87   2.86  2.86
   33       2.90    2.90    2.89   2.89  2.89
   34       2.93    2.93    2.92   2.92  2.91
   35       2.96    2.96    2.95   2.95  2.94
   36       2.99    2.96    2.98   2.98  2.97
   37       3.02    3.02    3.02   3.01  3.00
   38       3.05    3.05    3.05   3.04  3.04
   39       3.09    3.09    3.09   3.08  3.07
   40       3.13    3.13    3.12   3.12  3.10
   41       3.17    3.16    3.16   3.15  3.14
   42       3.21    3.21    3.20   3.19  3.18
   43       3.25    3.25    3.24   3.23  3.22
   44       3.30    3.29    3.29   3.28  3.26
   45       3.34    3.34    3.33   3.32  3.30
   46       3.39    3.39    3.38   3.37  3.35
   47       3.44    3.44    3.43   3.42  3.39
   48       3.50    3.50    3.49   3.47  3.44
   49       3.56    3.55    3.54   3.52  3.49
   50       3.62    3.61    3.60   3.58  3.54

          Without   With Guaranteed Period
Age of    Guaranteed5       10     15     20
Annuitant  Period Years  Years  Years  Years
   51      3.68     3.68    3.66   3.64   3.59
   52      3.75     3.74    3.73   3.70   3.65
   53      3.82     3.81    3.79   3.76   3.71
   54      3.89     3.88    3.86   3.83   3.77
   55      3.97     3.96    3.94   3.90   3.83
   56      4.05     4.04    4.02   3.97   3.89
   57      4.14     4.13    4.10   4.05   3.96
   58      4.23     4.22    4.19   4.13   4.03
   59      4.33     4.32    4.28   4.21   4.10
   60      4.44     4.42    4.38   4.30   4.17
   61      4.55     4.53    4.48   4.39   4.24
   62      4.67     4.65    4.59   4.48   4.31
   63      4.79     4.77    4.70   4.58   4.39
   64      4.93     4.90    4.82   4.68   4.46
   65      5.07     5.04    4.95   4.78   4.53
   66      5.23     5.19    5.09   4.89   4.61
   67      5.39     5.35    5.23   5.00   4.68
   68      5.57     5.52    5.38   5.11   4.74
   69      5.76     5.71    5.53   5.23   4.81
   70      5.96     5.90    5.70   5.34   4.87
   71      6.19     6.11    5.87   5.46   4.93
   72      6.43     6.34    6.05   5.57   4.98
   73      6.69     6.58    6.24   5.68   5.03
   74      6.97     6.84    6.43   5.79   5.07
   75      7.28     7.12    6.63   5.90   5.11
   76      7.61     7.41    6.83   5.99   5.14
   77      7.97     7.73    7.04   6.09   5.17
   78      8.36     8.06    7.24   6.17   5.19
   79      8.78     8.42    7.44   6.24   5.21
   80      9.24     8.79    7.64   6.31   5.22





If payments commence on any other date than the exact age of the Annuitant as shown above, the amount of the monthly payment shall be determined by the Company on the actuarial basis used in determining the above amounts.



J401                                                                    Page 14





                                    TABLE A - Variable Life Annuity

                                                 MALE

                                    Monthly Payment for Each $1,000

                                       of Annuity Account Value




J401                                                                    Page 14

          Without   With Guaranteed Period
Age of    Guaranteed5       10     15    20
Annuitant Period    Years   Years  Years Years
   20       2.72    2.72    2.72   2.72  2.71
   21       2.74    2.74    2.74   2.74  2.73
   22       2.76    2.76    2.76   2.76  2.75
   23       2.79    2.78    2.78   2.78  2.78
   24       2.81    2.81    2.81   2.80  2.80
   25       2.83    2.83    2.83   2.83  2.82
   26       2.86    2.86    2.86   2.85  2.85
   27       2.89    2.88    2.88   2.88  2.87
   28       2.91    2.91    2.91   2.91  2.90
   29       2.94    2.94    2.94   2.93  2.93
   30       2.97    2.97    2.97   2.96  2.95
   31       3.00    3.00    3.00   2.99  2.98
   32       3.04    3.03    3.03   3.03  3.01
   33       3.07    3.07    3.07   3.06  3.05
   34       3.11    3.10    3.10   3.09  3.08
   35       3.14    3.14    3.14   3.13  3.11
   36       3.18    3.18    3.18   3.17  3.15
   37       3.22    3.22    3.22   3.21  3.19
   38       3.27    3.28    3.26   3.25  3.23
   39       3.31    3.31    3.30   3.29  3.27
   40       3.36    3.36    3.35   3.33  3.31
   41       3.41    3.41    3.40   3.38  3.35
   42       3.46    3.46    3.45   3.43  3.39
   43       3.52    3.51    3.50   3.48  3.44
   44       3.57    3.57    3.56   3.53  3.49
   45       3.63    3.63    3.61   3.58  3.54
   46       3.70    3.69    3.67   3.64  3.59
   47       3.76    3.75    3.73   3.69  3.64
   48       3.83    3.82    3.80   3.76  3.69
   49       3.90    3.89    3.87   3.82  3.75
   50       3.98    3.97    3.94   3.88  3.81

          Without   With Guaranteed Period
Age of    Guaranteed5       10     15     20
                    Annuitant Period Years Years Years Years
   51      4.05     4.04    4.01   3.95   3.86
   52      4.14     4.12    4.09   4.02   3.93
   53      4.22     4.21    4.17   4.10   3.99
   54      4.32     4.30    4.25   4.17   4.05
   55      4.41     4.39    4.34   4.25   4.11
   56      4.51     4.50    4.44   4.33   4.18
   57      4.62     4.60    4.54   4.42   4.25
   58      4.74     4.72    4.64   4.51   4.31
   59      4.86     4.84    4.75   4.60   4.38
   60      5.00     4.96    4.87   4.69   4.45
   61      5.14     5.10    4.99   4.79   4.51
   62      5.29     5.25    5.12   4.89   4.58
   63      5.45     5.40    5.25   4.99   4.65
   64      5.62     5.57    5.39   5.09   4.71
   65      5.81     5.74    5.54   5.20   4.77
   66      6.00     5.93    5.69   5.30   4.83
   67      6.21     6.12    5.85   5.41   4.88
   68      6.44     6.33    6.01   5.51   4.93
   69      6.68     6.55    6.18   5.61   4.98
   70      6.94     6.79    6.35   5.71   5.02
   71      7.21     7.03    6.52   5.80   5.06
   72      7.51     7.29    6.70   5.90   5.09
   73      7.82     7.57    6.88   5.98   5.12
   74      8.16     7.86    7.06   6.08   5.15
   75      8.52     8.16    7.24   6.14   5.17
   76      8.90     8.48    7.42   6.21   5.19
   77      9.32     8.81    7.59   6.27   5.21
   78      9.77     9.16    7.76   6.33   5.22
   79     10.24     9.52    7.93   6.38   5.24
   80     10.75     9.90    8.09   6.43   5.24





If payments commence on any other date than the exact age of the Annuitant as shown above, the amount of the monthly payment shall be determined by the Company on the actuarial basis used in determining the above amounts.



J401                                                                    Page 15





                                    TABLE A - Variable Life Annuity

                                                UNISEX*

                                    Monthly Payment for Each $1,000

                                       of Annuity Account Value





J401                                                                    Page 15

          Without   With Guaranteed Period
Age of    Guaranteed5       10     15    20
Annuitant Period    Years   Years  Years Years
   20       2.66    2.66    2.66   2.65  2.65
   21       2.68    2.68    2.67   2.67  2.67
   22       2.70    2.70    2.69   2.69  2.69
   23       2.72    2.72    2.71   2.71  2.71
   24       2.74    2.74    2.74   2.73  2.73
   25       2.76    2.76    2.76   2.75  2.75
   26       2.78    2.78    2.78   2.78  2.77
   27       2.81    2.80    2.80   2.80  2.80
   28       2.83    2.83    2.83   2.82  2.82
   29       2.86    2.85    2.85   2.85  2.84
   30       2.88    2.88    2.88   2.88  2.87
   31       2.91    2.91    2.91   2.90  2.90
   32       2.94    2.94    2.94   2.93  2.92
   33       2.97    2.97    2.97   2.96  2.95
   34       3.00    3.00    3.00   2.99  2.98
   35       3.03    3.03    3.03   3.02  3.01
   36       3.07    3.07    3.06   3.06  3.05
   37       3.10    3.10    3.10   3.09  3.08
   38       3.14    3.14    3.14   3.13  3.11
   39       3.18    3.18    3.18   3.17  3.15
   40       3.22    3.22    3.22   3.21  3.19
   41       3.27    3.26    3.26   3.25  3.23
   42       3.31    3.31    3.30   3.29  3.27
   43       3.36    3.36    3.35   3.33  3.31
   44       3.41    3.41    3.40   3.38  3.35
   45       3.46    3.46    3.45   3.43  3.40
   46       3.52    3.51    3.50   3.48  3.45
   47       3.57    3.57    3.56   3.53  3.50
   48       3.63    3.63    3.61   3.59  3.55
   49       3.70    3.69    3.67   3.64  3.60
   50       3.76    3.76    3.74   3.70  3.65


          Without   With Guaranteed Period
Age of    Guaranteed5       10     15     20
                    Annuitant Period Years Years Years Years
   51      3.83     3.83    3.80   3.77   3.71
   52      3.90     3.90    3.87   3.83   3.77
   53      3.98     3.97    3.95   3.90   3.83
   54      4.06     4.05    4.02   3.97   3.89
   55      4.15     4.14    4.10   4.04   3.95
   56      4.24     4.23    4.19   4.12   4.02
   57      4.34     4.32    4.28   4.20   4.08
   58      4.44     4.42    4.37   4.28   4.15
   59      4.55     4.53    4.47   4.37   4.22
   60      4.66     4.64    4.58   4.46   4.29
   61      4.79     4.76    4.69   4.56   4.36
   62      4.92     4.89    4.81   4.65   4.43
   63      5.06     5.03    4.93   4.75   4.50
   64      5.21     5.17    5.06   4.86   4.57
   65      5.37     5.33    5.19   4.96   4.64
   66      5.54     5.49    5.33   5.07   4.70
   67      5.72     5.66    5.48   5.17   4.77
   68      5.92     5.85    5.64   5.28   4.83
   69      6.12     6.05    5.80   5.39   4.89
   70      6.35     6.26    5.97   5.50   4.94
   71      6.59     6.48    6.14   5.61   4.99
   72      6.85     6.72    6.32   5.71   5.03
   73      7.14     6.98    6.51   5.82   5.07
   74      7.44     7.25    6.69   5.91   5.11
   75      7.77     7.54    6.89   6.00   5.14
   76      8.12     7.84    7.08   6.09   5.16
   77      8.50     8.17    7.27   6.17   5.19
   78      8.91     8.51    7.46   6.24   5.21
   79      9.35     8.86    7.65   6.31   5.22
   80      9.83     9.24    7.83   6.36   5.23








If payments commence on any other date than the exact age of the Annuitant as shown above, the amount of the monthly payment shall be determined by the Company on the actuarial basis used in determining the above amounts.

* Only applies in states where applicable.


J401                                                                    Page 16





                                        TABLE B - Life Annuity

                                                FEMALE

                                    Monthly Payment for Each $1,000

                                       of Annuity Account Value





J401                                                                    Page 16

          Without   With Guaranteed Period
Age of    Guaranteed5       10     15    20
Annuitant Period    Years   Years  Years Years
   20       2.61    2.61    2.61   2.61  2.61
   21       2.63    2.63    2.63   2.63  2.63
   22       2.65    2.65    2.65   2.64  2.64
   23       2.67    2.67    2.66   2.66  2.66
   24       2.69    2.69    2.68   2.68  2.68
   25       2.71    2.71    2.70   2.70  2.70
   26       2.73    2.73    2.72   2.72  2.72
   27       2.75    2.75    2.75   2.74  2.74
   28       2.77    2.77    2.77   2.77  2.76
   29       2.79    2.79    2.79   2.79  2.79
   30       2.82    2.82    2.82   2.81  2.81
   31       2.84    2.84    2.84   2.84  2.83
   32       2.87    2.87    2.87   2.86  2.86
   33       2.90    2.90    2.89   2.89  2.89
   34       2.93    2.93    2.92   2.92  2.91
   35       2.96    2.96    2.95   2.95  2.94
   36       2.99    2.96    2.98   2.98  2.97
   37       3.02    3.02    3.02   3.01  3.00
   38       3.05    3.05    3.05   3.04  3.04
   39       3.09    3.09    3.09   3.08  3.07
   40       3.13    3.13    3.12   3.12  3.10
   41       3.17    3.16    3.16   3.15  3.14
   42       3.21    3.21    3.20   3.19  3.18
   43       3.25    3.25    3.24   3.23  3.22
   44       3.30    3.29    3.29   3.28  3.26
   45       3.34    3.34    3.33   3.32  3.30
   46       3.39    3.39    3.38   3.37  3.35
   47       3.44    3.44    3.43   3.42  3.39
   48       3.50    3.50    3.49   3.47  3.44
   49       3.56    3.55    3.54   3.52  3.49
   50       3.62    3.61    3.60   3.58  3.54

          Without   With Guaranteed Period
Age of    Guaranteed5       10     15     20
                    Annuitant Period Years Years Years Years
   51      3.68     3.68    3.66   3.64   3.59
   52      3.75     3.74    3.73   3.70   3.65
   53      3.82     3.81    3.79   3.76   3.71
   54      3.89     3.88    3.86   3.83   3.77
   55      3.97     3.96    3.94   3.90   3.83
   56      4.05     4.04    4.02   3.97   3.89
   57      4.14     4.13    4.10   4.05   3.96
   58      4.23     4.22    4.19   4.13   4.03
   59      4.33     4.32    4.28   4.21   4.10
   60      4.44     4.42    4.38   4.30   4.17
   61      4.55     4.53    4.48   4.39   4.24
   62      4.67     4.65    4.59   4.48   4.31
   63      4.79     4.77    4.70   4.58   4.39
   64      4.93     4.90    4.82   4.68   4.46
   65      5.07     5.04    4.95   4.78   4.53
   66      5.23     5.19    5.09   4.89   4.61
   67      5.39     5.35    5.23   5.00   4.68
   68      5.57     5.52    5.38   5.11   4.74
   69      5.76     5.71    5.53   5.23   4.81
   70      5.96     5.90    5.70   5.34   4.87
   71      6.19     6.11    5.87   5.46   4.93
   72      6.43     6.34    6.05   5.57   4.98
   73      6.69     6.58    6.24   5.68   5.03
   74      6.97     6.84    6.43   5.79   5.07
   75      7.28     7.12    6.63   5.90   5.11
   76      7.61     7.41    6.83   5.99   5.14
   77      7.97     7.73    7.04   6.09   5.17
   78      8.36     8.06    7.24   6.17   5.19
   79      8.78     8.42    7.44   6.24   5.21
   80      9.24     8.79    7.64   6.31   5.22





If payments commence on any other date than the exact age of the Annuitant as shown above, the amount of the monthly payment shall be determined by the Company on the actuarial basis used in determining the above amounts.



J401                                                                    Page 17





                             TABLE B - Life Annuity

                                      MALE

                         Monthly Payment for Each $1,000

                            of Annuity Account Value





J401                                                                    Page 17

          Without   With Guaranteed Period
Age of    Guaranteed5       10     15    20
Annuitant Period    Years   Years  Years Years
   20       2.72    2.72    2.72   2.72  2.71
   21       2.74    2.74    2.74   2.74  2.73
   22       2.76    2.76    2.76   2.76  2.75
   23       2.79    2.78    2.78   2.78  2.78
   24       2.81    2.81    2.81   2.80  2.80
   25       2.83    2.83    2.83   2.83  2.82
   26       2.86    2.86    2.86   2.85  2.85
   27       2.89    2.88    2.88   2.88  2.87
   28       2.91    2.91    2.91   2.91  2.90
   29       2.94    2.94    2.94   2.93  2.93
   30       2.97    2.97    2.97   2.96  2.95
   31       3.00    3.00    3.00   2.99  2.98
   32       3.04    3.03    3.03   3.03  3.01
   33       3.07    3.07    3.07   3.06  3.05
   34       3.11    3.10    3.10   3.09  3.08
   35       3.14    3.14    3.14   3.13  3.11
   36       3.18    3.18    3.18   3.17  3.15
   37       3.22    3.22    3.22   3.21  3.19
   38       3.27    3.28    3.26   3.25  3.23
   39       3.31    3.31    3.30   3.29  3.27
   40       3.36    3.36    3.35   3.33  3.31
   41       3.41    3.41    3.40   3.38  3.35
   42       3.46    3.46    3.45   3.43  3.39
   43       3.52    3.51    3.50   3.48  3.44
   44       3.57    3.57    3.56   3.53  3.49
   45       3.63    3.63    3.61   3.58  3.54
   46       3.70    3.69    3.67   3.64  3.59
   47       3.76    3.75    3.73   3.69  3.64
   48       3.83    3.82    3.80   3.76  3.69
   49       3.90    3.89    3.87   3.82  3.75
   50       3.98    3.97    3.94   3.88  3.81

          Without   With Guaranteed Period
Age of    Guaranteed5       10     15     20
Annuitant Period    Years   Years  Years  Years
   51      4.05     4.04    4.01   3.95   3.86
   52      4.14     4.12    4.09   4.02   3.93
   53      4.22     4.21    4.17   4.10   3.99
   54      4.32     4.30    4.25   4.17   4.05
   55      4.41     4.39    4.34   4.25   4.11
   56      4.51     4.50    4.44   4.33   4.18
   57      4.62     4.60    4.54   4.42   4.25
   58      4.74     4.72    4.64   4.51   4.31
   59      4.86     4.84    4.75   4.60   4.38
   60      5.00     4.96    4.87   4.69   4.45
   61      5.14     5.10    4.99   4.79   4.51
   62      5.29     5.25    5.12   4.89   4.58
   63      5.45     5.40    5.25   4.99   4.65
   64      5.62     5.57    5.39   5.09   4.71
   65      5.81     5.74    5.54   5.20   4.77
   66      6.00     5.93    5.69   5.30   4.83
   67      6.21     6.12    5.85   5.41   4.88
   68      6.44     6.33    6.01   5.51   4.93
   69      6.68     6.55    6.18   5.61   4.98
   70      6.94     6.79    6.35   5.71   5.02
   71      7.21     7.03    6.52   5.80   5.06
   72      7.51     7.29    6.70   5.90   5.09
   73      7.82     7.57    6.88   5.98   5.12
   74      8.16     7.86    7.06   6.08   5.15
   75      8.52     8.16    7.24   6.14   5.17
   76      8.90     8.48    7.42   6.21   5.19
   77      9.32     8.81    7.59   6.27   5.21
   78      9.77     9.16    7.76   6.33   5.22
   79     10.24     9.52    7.93   6.38   5.24
   80     10.75     9.90    8.09   6.43   5.24





If payments commence on any other date than the exact age of the Annuitant as shown above, the amount of the monthly payment shall be determined by the Company on the actuarial basis used in determining the above amounts.



J401                                                                    Page 18





                             TABLE B - Life Annuity

                                     UNISEX*

                         Monthly Payment for Each $1,000

                            of Annuity Account Value






J401                                                                    Page 18

          Without   With Guaranteed Period
Age of    Guaranteed5       10     15    20
Annuitant Period    Years   Years  Years Years
   20       2.66    2.66    2.66   2.65  2.65
   21       2.68    2.68    2.67   2.67  2.67
   22       2.70    2.70    2.69   2.69  2.69
   23       2.72    2.72    2.71   2.71  2.71
   24       2.74    2.74    2.74   2.73  2.73
   25       2.76    2.76    2.76   2.75  2.75
   26       2.78    2.78    2.78   2.78  2.77
   27       2.81    2.80    2.80   2.80  2.80
   28       2.83    2.83    2.83   2.82  2.82
   29       2.86    2.85    2.85   2.85  2.84
   30       2.88    2.88    2.88   2.88  2.87
   31       2.91    2.91    2.91   2.90  2.90
   32       2.94    2.94    2.94   2.93  2.92
   33       2.97    2.97    2.97   2.96  2.95
   34       3.00    3.00    3.00   2.99  2.98
   35       3.03    3.03    3.03   3.02  3.01
   36       3.07    3.07    3.06   3.06  3.05
   37       3.10    3.10    3.10   3.09  3.08
   38       3.14    3.14    3.14   3.13  3.11
   39       3.18    3.18    3.18   3.17  3.15
   40       3.22    3.22    3.22   3.21  3.19
   41       3.27    3.26    3.26   3.25  3.23
   42       3.31    3.31    3.30   3.29  3.27
   43       3.36    3.36    3.35   3.33  3.31
   44       3.41    3.41    3.40   3.38  3.35
   45       3.46    3.46    3.45   3.43  3.40
   46       3.52    3.51    3.50   3.48  3.45
   47       3.57    3.57    3.56   3.53  3.50
   48       3.63    3.63    3.61   3.59  3.55
   49       3.70    3.69    3.67   3.64  3.60
   50       3.76    3.76    3.74   3.70  3.65


          Without   With Guaranteed Period
Age of    Guaranteed5       10     15     20
Annuitant Period    Years   Years  Years  Years
   51      3.83     3.83    3.80   3.77   3.71
   52      3.90     3.90    3.87   3.83   3.77
   53      3.98     3.97    3.95   3.90   3.83
   54      4.06     4.05    4.02   3.97   3.89
   55      4.15     4.14    4.10   4.04   3.95
   56      4.24     4.23    4.19   4.12   4.02
   57      4.34     4.32    4.28   4.20   4.08
   58      4.44     4.42    4.37   4.28   4.15
   59      4.55     4.53    4.47   4.37   4.22
   60      4.66     4.64    4.58   4.46   4.29
   61      4.79     4.76    4.69   4.56   4.36
   62      4.92     4.89    4.81   4.65   4.43
   63      5.06     5.03    4.93   4.75   4.50
   64      5.21     5.17    5.06   4.86   4.57
   65      5.37     5.33    5.19   4.96   4.64
   66      5.54     5.49    5.33   5.07   4.70
   67      5.72     5.66    5.48   5.17   4.77
   68      5.92     5.85    5.64   5.28   4.83
   69      6.12     6.05    5.80   5.39   4.89
   70      6.35     6.26    5.97   5.50   4.94
   71      6.59     6.48    6.14   5.61   4.99
   72      6.85     6.72    6.32   5.71   5.03
   73      7.14     6.98    6.51   5.82   5.07
   74      7.44     7.25    6.69   5.91   5.11
   75      7.77     7.54    6.89   6.00   5.14
   76      8.12     7.84    7.08   6.09   5.16
   77      8.50     8.17    7.27   6.17   5.19
   78      8.91     8.51    7.46   6.24   5.21
   79      9.35     8.86    7.65   6.31   5.22
   80      9.83     9.24    7.83   6.36   5.23








If payments commence on any other date than the exact age of the Annuitant as shown above, the amount of the monthly payment shall be determined by the Company on the actuarial basis used in determining the above amounts.

* Only applies in states where applicable.


J401                                                                    Page 19





                                    TABLE C    -Income of Specified Amount
                                               -Income for a Specified Period

                                        Payment for Each $1,000

                                       of Annuity Account Value

     Years           Monthly           Quarterly       Semi-Annually         Annually
       1              84.28              252.32              503.09          1,000.00
       2              42.66              127.72              254.65            506.17
       3              28.79               86.19              171.85            341.60
       4              21.86               65.44              130.47            259.33
       5              17.70               52.99              105.65            210.00
       6              14.93               44.69               89.11            177.12
       7              12.95               38.77               77.30            153.65
       8              11.47               34.33               68.45            136.07
       9              10.32               30.88               61.58            122.40
      10               9.39               28.13               56.08            111.47
      11               8.64               25.87               51.59            102.54
      12               8.02               24.00               47.85             95.11
      13               7.49               22.41               44.69             88.83
      14               7.03               21.06               41.98             83.45
      15               6.64               19.88               39.64             78.80
      16               6.30               18.86               37.60             74.73
      17               6.00               17.95               35.79             71.15
      18               5.73               17.15               34.20             67.97
      19               5.49               16.43               32.77             65.13
      20               5.27               15.79               31.48             62.58






  If payments are for an amount or duration different than that outlined above, the Company will determine the proper amount or duration using the actuarial basis used to determine the above amounts.





J401                                                                    Page 20



















                                THIS PAGE IS INTENTIONALLY LEFT BLANK.


FLEXIBLE PREMIUM DEFERRED ANNUITY. Contributions payable until death of Annuitant, Annuity Commencement Date, or date annuity payments begin. Flexibility in contribution amount. Choice of form of annuity and starting date of payment subject to the terms and provisions of this contract.
Non-Participating.



























5       Copy of application used with variable annuity contract





                   Great-West Life & Annuity Insurance Company
                                 A Stock Company
                               ANNUITY APPLICATION


  --------------- ---------------------------------------- --------------------------------------------------------

  Date of Issue   Annuity Commencement Date                Owner's Social Security Number / Contract Number

  --------------- ---------------------------------------- --------------------------------------------------------


  -------------------------------------------------------- --------------------------------------------------------

  Owner                                                    Joint Owner (Optional) Must be Spouse
                                                                 Contingent Owner (allowed only if no joint owner)

  -------------------------------------------------------- --------------------------------------------------------
  -------------------------------------------------------- --------------------------------------------------------

  Address                                                  Address

  -------------------------------------------------------- --------------------------------------------------------
  -------------------------------------------------------- --------------------------------------------------------

  City, State, Zip                                         City, State, Zip

  -------------------------------------------------------

  -------------------------------------------------------- --------------------------------------------------------
  -------------- ----------------------------------------- ----------- ---------------- ---------------------------

  Sex            Date of Birth                             Sex         Date of Birth    Social Security Number
  M                                                        M
  F                                                        F

  -------------- ----------------------------------------- ----------- ---------------- ---------------------------
  -------------------------------------------------------- ---------------------------- ---------------------------

  Telephone Number                                         Relationship to Owner        Telephone Number

  -------------------------------------------------------- ---------------------------- ---------------------------

  -------------------------------------------------------- ----------- ---------------- ---------------------------

  Annuitant                                                Sex         Date of Birth    Social Security Number
                                                           M
                                                           F

  -------------------------------------------------------- ----------- ---------------- ---------------------------
  -------------------------------------------------------- --------------------------------------------------------

  Primary Beneficiary                                      Contingent Beneficiary

  -------------------------------------------------------- --------------------------------------------------------
  -------------------------------------------------------- --------------------------------------------------------

  Relationship to Proposed Annuitant                       Relationship to Proposed Annuitant

  -------------------------------------------------------- --------------------------------------------------------

  -----------------------------------------------------------------------------------------------------------------

  Plan:  FLEXIBLE PREMIUM DEFERRED ANNUITY             Type   of   Annuity:    Non-Qualified       IRA
         ---------------------------------
  $--------------------
                                                                                  Contribution    for   tax   year
                                                                                  -------
  Initial Contribution:  $             Initial Current Interest Rate:                                    %    $
                             ---------                                -----------------------------------
                  Direct Rollover
  ----------------
                                                                                  $                      Transfer
                                                                                   ----------------------

  -----------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------

 Contribution Information - Specify Whole Percentage

---------------------------------------------------------------------------------------------

 Guaranteed and Variable Investment Options

---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

 Maxim Money Market Portfolio                     _____%

---------------------------------------------------------------------------------------------

 Maxim Bond Portfolio                             _____%
 Maxim Stock Index Portfolio                      _____%
 Maxim U.S. Government Securities Portfolio       _____%
 Maxim Index 600 Portfolio                        _____%
 Maxim Ariel Mid-Cap Value Portfolio              _____%
 Maxim INVESCO Balanced Portfolio                 _____%
 Maxim INVESCO Small-Cap Growth Portfolio         _____%
 Maxim INVESCO ADR Portfolio                      _____%
 Maxim T. Rowe Price Equity/Income Portfolio      _____%
 Maxim Loomis-Sayles Corporate Bond Portfolio     _____%
 Maxim Ariel Small-Cap Value Portfolio            _____%
 Maxim Value Index Portfolio                      _____%
 Maxim Growth Index Portfolio                     _____%
 Maxim Founders Blue Chip Portfolio               _____%
 Maxim T. Rowe Price MidCap Growth Portfolio      _____%
 Aggressive Profile Portfolio                     _____%
 Moderately Aggressive Profile Portfolio          _____%
 Moderate Profile Portfolio                       _____%
 Moderately Conservative Profile Portfolio        _____%
 Conservative Profile Portfolio                   _____%
 American Century VP Capital Appreciation         _____%
 Fidelity VIP II Contrafund                       _____%

---------------------------------------------------------------------------------------------

 Other _____________________________              _____%

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

                                                   =100%

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------


                             Compliance Information

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Suitability: The Securities Exchange Act of 1934 requires that Great-West Life have reasonable grounds to believe, based upon the information provided by you, that your investment selections are suitable given your objectives and financial situation.
---------------------------------------------------------------------------------------------


-----------------------        ----------------------

---------------------------------------------------------------------------------------------

Investment Objective         Number of Dependents

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------

(i.e., safety of principal, long
term growth, aggressive growth)
Circle or specify objective(s) above.

---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------

-----------------------    -----------------------

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

      Occupation                Other Income

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------

I understand this information
is required, however, my initials
indicate that I decline
to furnish personal financial
information.

---------------------------------------------------------------------------------------------

                                   Owner Initial

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------

Dated at                            , this      day of                      , 19
        ----------------------------       ----        ---------------------    -------
                               City           State

-----------------------------------------------------------------------------------------------------------------
------------------------------------------------------- ---------------------------------------------------------

Signature of Owner X                                    Signature of Joint / Contingent Owner X

------------------------------------------------------- ---------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------

                                       To Be Completed By Representative
To the best of my knowledge this contract will not replace an existing insurance or annuity contract.

-----------------------------------------------------------------------------------------------------------------
------------------------------------------------------- ------------------------- -------------------------------

Signature of Representative X                           Representative's Number   Sponsor Number


------------------------------------------------------- ------------------------- -------------------------------
------------------------------------------------------- ---------------------------------------------------------

Representative's Name (Print)                           Representative's Telephone Number

-------------------------------------------------------
------------------------------------------------------- ---------------------------------------------------------

Name of Sponsor                                         Date


------------------------------------------------------- ---------------------------------------------------------

J404 (5/99)       Home Office Copy - Original White       Contract Copy - CanaryRepresentative's Copy - Pink





9            Copy of opinion of counsel for contracts currently being offered by
Registrant




                                   Great-West

                        LIFE & ANNUITY INSURANCE COMPANY

8515 East Orchard Road
Englewood, CO 80111 Tel. (303) 689-3000
Address mail to P.O. Box 1700, Denver. CO 80201

August 5, 1994

Securities and Exchange Commission
450 Fifth St., N.W.
Washington D.C. 20549

Re: Maxim Series Account

Gentlemen:

This letter is furnished as the requisite opinion of counsel described in Form N-4, Item 24 (b) (9).

I am Vice-President, Counsel and Associate Secretary of GreatWest Life & Annuity Insurance Company ("GWL&A") , and act in such capacity in legal matters concerning its separate account, Maxim Series Account. In so acting, I have made such examination of the law, records and documents as in my judgment are necessary or appropriate to enable me to render the opinion expressed below.

I am of the opinion that the aforesaid securities, which are the securities being registered in this registration statement, will be legally issued and represent binding obligations on GWL&A, the depositor.

sincerely,

Ruth B. Lurie Vice President, Counsel and Associate Secretary





                                 EXHIBIT 10 (a)

                       WRITTEN CONSENT OF JORDEN BURT LLP

[Jorden Burt LLP]
[1025 Thomas Jefferson Street, N.W.]
[Suite 400 East]
[Washington, D.C. 20007-0805]
[(202)-965-8100]
[Telecopier: (202) 965-8104]
[HTTP://WWW.JORDENUSA.COM]





                                         April 26, 2001

Great-West Life & Annuity Insurance Company
8525 East Orchard Road
Greenwood Village, Colorado  80111

Re:     Maxim Series Account
        Post-Effective Amendment No. 8 to the Registration Statement on Form N-4 File No. 33-82610


Ladies and Gentlemen:

     We have acted as counsel to Great West Life & Annuity Insurance Company, a Colorado corporation, regarding the federal securities laws applicable to the issuance and sale of the contracts described in the above-referenced registration statement. We hereby consent to the reference to us under the caption "Legal Matters" in the prospectus filed today with the Securities and Exchange Commission. In giving this consent, we do not admit that we are in the category of persons whose consent is required under Section 7 of the Securities Act of 1933.

                                            Very truly yours,

                                            /s/  Jorden Burt LLP

                                            JORDEN BURT LLP





                                 EXHIBIT 10 (b)


                    WRITTEN CONSENT OF DELOITTE & TOUCHE LLP




INDEPENDENT AUDITORS CONSENT


We consent to the use in this Post-Effective Amendment No. 8 to Registration Statement No. 33-82610 of Maxim Series Account of Great-West Life & Annuity Insurance Company of our report dated February 26, 2001 on the financial statements of Maxim Series Account and our report dated January 29, 2001 on the financial statements of Great-West Life & Annuity Insurance Company and to the references to us under the headings Condensed Financial Information in the Prospectus and Independent Auditors in the Statement of Additional
Information, which are part of such Registration Statement.


DELOITTE & TOUCHE LLP

Denver, Colorado
April 24, 2001